Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000097448
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class A
Trading Symbol	AQEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Core Fund Class A (including sales charges) ($33,964)	S&P 500® Index ($40,742)
07/16	$9,425	$10,000
08/16	$9,397	$10,014
09/16	$9,425	$10,016
10/16	$9,312	$9,833
11/16	$9,642	$10,197
12/16	$9,754	$10,399
01/17	$9,859	$10,596
02/17	$10,317	$11,017
03/17	$10,326	$11,030
04/17	$10,431	$11,143
05/17	$10,574	$11,300
06/17	$10,641	$11,370
07/17	$10,908	$11,604
08/17	$10,975	$11,640
09/17	$11,242	$11,880
10/17	$11,424	$12,157
11/17	$11,891	$12,530
12/17	$12,101	$12,669
01/18	$12,790	$13,395
02/18	$12,334	$12,901
03/18	$12,080	$12,573
04/18	$12,182	$12,621
05/18	$12,486	$12,925
06/18	$12,476	$13,005
07/18	$12,932	$13,489
08/18	$13,368	$13,928
09/18	$13,499	$14,008
10/18	$12,526	$13,050
11/18	$12,689	$13,316
12/18	$11,618	$12,114
01/19	$12,540	$13,085
02/19	$12,967	$13,505
03/19	$13,077	$13,767
04/19	$13,571	$14,324
05/19	$12,485	$13,414
06/19	$13,341	$14,360
07/19	$13,450	$14,566
08/19	$13,044	$14,335
09/19	$13,351	$14,603
10/19	$13,626	$14,920
11/19	$14,097	$15,461
12/19	$14,461	$15,928
01/20	$14,400	$15,922
02/20	$13,153	$14,611
03/20	$11,578	$12,806
04/20	$13,104	$14,448
05/20	$13,819	$15,136
06/20	$14,037	$15,437
07/20	$14,642	$16,308
08/20	$15,563	$17,480
09/20	$14,800	$16,816
10/20	$14,267	$16,369
11/20	$15,744	$18,160
12/20	$16,460	$18,858
01/21	$16,498	$18,668
02/21	$16,969	$19,183
03/21	$17,950	$20,023
04/21	$18,777	$21,092
05/21	$18,943	$21,239
06/21	$19,286	$21,735
07/21	$19,910	$22,251
08/21	$20,712	$22,928
09/21	$19,452	$21,861
10/21	$20,598	$23,393
11/21	$20,547	$23,231
12/21	$21,783	$24,272
01/22	$20,731	$23,016
02/22	$20,220	$22,327
03/22	$20,581	$23,156
04/22	$19,109	$21,137
05/22	$19,184	$21,175
06/22	$17,501	$19,427
07/22	$18,913	$21,219
08/22	$18,192	$20,353
09/22	$16,525	$18,479
10/22	$17,922	$19,975
11/22	$18,883	$21,091
12/22	$17,648	$19,876
01/23	$18,906	$21,125
02/23	$18,471	$20,610
03/23	$19,084	$21,366
04/23	$19,213	$21,700
05/23	$19,116	$21,794
06/23	$20,406	$23,234
07/23	$21,261	$23,980
08/23	$20,826	$23,599
09/23	$19,923	$22,473
10/23	$19,326	$22,001
11/23	$20,971	$24,010
12/23	$21,901	$25,101
01/24	$22,338	$25,523
02/24	$23,512	$26,886
03/24	$24,536	$27,751
04/24	$23,311	$26,617
05/24	$24,486	$27,937
06/24	$25,425	$28,939
07/24	$25,845	$29,292
08/24	$26,332	$30,002
09/24	$26,818	$30,643
10/24	$26,818	$30,365
11/24	$28,379	$32,148
12/24	$27,537	$31,381
01/25	$28,192	$32,255
02/25	$27,480	$31,834
03/25	$25,814	$30,041
04/25	$25,365	$29,837
05/25	$27,050	$31,715
06/25	$28,267	$33,328
07/25	$28,903	$34,076
08/25	$29,708	$34,766
09/25	$30,532	$36,035
10/25	$31,093	$36,879
11/25	$30,943	$36,970
12/25	$31,461	$36,992
01/26	$31,586	$37,529
02/26	$31,210	$37,243
03/26	$29,896	$35,389
04/26	$32,650	$39,102
05/26	$33,777	$41,160
06/26	$33,276	$40,768
07/26	$33,964	$40,742

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	17.51	11.27	13.68
Class A (including sales charges)	10.77	9.97	13.01
S&P 500® Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,125,888,773
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 31,052,606
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Material Fund Change [Text Block]
C000097450
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class C
Trading Symbol	RDCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$183	1.69%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Core Fund Class C (including sales charges) ($33,427)	S&P 500® Index ($40,742)
07/16	$10,000	$10,000
08/16	$9,969	$10,014
09/16	$9,980	$10,016
10/16	$9,857	$9,833
11/16	$10,204	$10,197
12/16	$10,314	$10,399
01/17	$10,416	$10,596
02/17	$10,899	$11,017
03/17	$10,899	$11,030
04/17	$11,001	$11,143
05/17	$11,145	$11,300
06/17	$11,207	$11,370
07/17	$11,494	$11,604
08/17	$11,556	$11,640
09/17	$11,822	$11,880
10/17	$12,007	$12,157
11/17	$12,489	$12,530
12/17	$12,700	$12,669
01/18	$13,415	$13,395
02/18	$12,938	$12,901
03/18	$12,656	$12,573
04/18	$12,754	$12,621
05/18	$13,068	$12,925
06/18	$13,046	$13,005
07/18	$13,512	$13,489
08/18	$13,957	$13,928
09/18	$14,087	$14,008
10/18	$13,057	$13,050
11/18	$13,231	$13,316
12/18	$12,108	$12,114
01/19	$13,052	$13,085
02/19	$13,495	$13,505
03/19	$13,600	$13,767
04/19	$14,101	$14,324
05/19	$12,971	$13,414
06/19	$13,845	$14,360
07/19	$13,949	$14,566
08/19	$13,530	$14,335
09/19	$13,821	$14,603
10/19	$14,101	$14,920
11/19	$14,579	$15,461
12/19	$14,950	$15,928
01/20	$14,873	$15,922
02/20	$13,593	$14,611
03/20	$11,942	$12,806
04/20	$13,516	$14,448
05/20	$14,246	$15,136
06/20	$14,463	$15,437
07/20	$15,065	$16,308
08/20	$16,012	$17,480
09/20	$15,219	$16,816
10/20	$14,668	$16,369
11/20	$16,166	$18,160
12/20	$16,883	$18,858
01/21	$16,910	$18,668
02/21	$17,391	$19,183
03/21	$18,381	$20,023
04/21	$19,224	$21,092
05/21	$19,385	$21,239
06/21	$19,719	$21,735
07/21	$20,335	$22,251
08/21	$21,151	$22,928
09/21	$19,840	$21,861
10/21	$21,003	$23,393
11/21	$20,937	$23,231
12/21	$22,186	$24,272
01/22	$21,099	$23,016
02/22	$20,564	$22,327
03/22	$20,926	$23,156
04/22	$19,415	$21,137
05/22	$19,478	$21,175
06/22	$17,746	$19,427
07/22	$19,178	$21,219
08/22	$18,438	$20,353
09/22	$16,738	$18,479
10/22	$18,139	$19,975
11/22	$19,100	$21,091
12/22	$17,847	$19,876
01/23	$19,109	$21,125
02/23	$18,655	$20,610
03/23	$19,243	$21,366
04/23	$19,378	$21,700
05/23	$19,260	$21,794
06/23	$20,555	$23,234
07/23	$21,397	$23,980
08/23	$20,959	$23,599
09/23	$20,034	$22,473
10/23	$19,412	$22,001
11/23	$21,043	$24,010
12/23	$21,971	$25,101
01/24	$22,406	$25,523
02/24	$23,554	$26,886
03/24	$24,581	$27,751
04/24	$23,328	$26,617
05/24	$24,494	$27,937
06/24	$25,416	$28,939
07/24	$25,816	$29,292
08/24	$26,285	$30,002
09/24	$26,755	$30,643
10/24	$26,738	$30,365
11/24	$28,268	$32,148
12/24	$27,417	$31,381
01/25	$28,056	$32,255
02/25	$27,340	$31,834
03/25	$25,655	$30,041
04/25	$25,210	$29,837
05/25	$26,856	$31,715
06/25	$28,037	$33,328
07/25	$28,656	$34,076
08/25	$29,450	$34,766
09/25	$30,244	$36,035
10/25	$30,767	$36,879
11/25	$30,612	$36,970
12/25	$31,098	$36,992
01/26	$31,205	$37,529
02/26	$30,817	$37,243
03/26	$29,502	$35,389
04/26	$32,197	$39,102
05/26	$33,276	$41,160
06/26	$32,758	$40,768
07/26	$33,427	$40,742

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	16.65	10.45	12.83
Class C (including sales charges)	15.65	10.45	12.83
S&P 500® Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,125,888,773
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 31,052,606
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Material Fund Change [Text Block]
C000097456
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional Class
Trading Symbol	CCRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Core Fund Institutional Class ($36,935)	S&P 500® Index ($40,742)
07/16	$10,000	$10,000
08/16	$9,970	$10,014
09/16	$10,000	$10,016
10/16	$9,881	$9,833
11/16	$10,229	$10,197
12/16	$10,350	$10,399
01/17	$10,461	$10,596
02/17	$10,955	$11,017
03/17	$10,975	$11,030
04/17	$11,076	$11,143
05/17	$11,228	$11,300
06/17	$11,308	$11,370
07/17	$11,601	$11,604
08/17	$11,672	$11,640
09/17	$11,954	$11,880
10/17	$12,146	$12,157
11/17	$12,650	$12,530
12/17	$12,880	$12,669
01/18	$13,610	$13,395
02/18	$13,138	$12,901
03/18	$12,859	$12,573
04/18	$12,966	$12,621
05/18	$13,299	$12,925
06/18	$13,299	$13,005
07/18	$13,782	$13,489
08/18	$14,254	$13,928
09/18	$14,394	$14,008
10/18	$13,353	$13,050
11/18	$13,535	$13,316
12/18	$12,390	$12,114
01/19	$13,380	$13,085
02/19	$13,846	$13,505
03/19	$13,962	$13,767
04/19	$14,486	$14,324
05/19	$13,333	$13,414
06/19	$14,253	$14,360
07/19	$14,370	$14,566
08/19	$13,950	$14,335
09/19	$14,265	$14,603
10/19	$14,567	$14,920
11/19	$15,068	$15,461
12/19	$15,466	$15,928
01/20	$15,402	$15,922
02/20	$14,075	$14,611
03/20	$12,388	$12,806
04/20	$14,037	$14,448
05/20	$14,797	$15,136
06/20	$15,041	$15,437
07/20	$15,685	$16,308
08/20	$16,677	$17,480
09/20	$15,865	$16,816
10/20	$15,299	$16,369
11/20	$16,883	$18,160
12/20	$17,644	$18,858
01/21	$17,685	$18,668
02/21	$18,200	$19,183
03/21	$19,258	$20,023
04/21	$20,153	$21,092
05/21	$20,329	$21,239
06/21	$20,709	$21,735
07/21	$21,373	$22,251
08/21	$22,255	$22,928
09/21	$20,885	$21,861
10/21	$22,133	$23,393
11/21	$22,079	$23,231
12/21	$23,422	$24,272
01/22	$22,285	$23,016
02/22	$21,740	$22,327
03/22	$22,141	$23,156
04/22	$20,571	$21,137
05/22	$20,651	$21,175
06/22	$18,824	$19,427
07/22	$20,362	$21,219
08/22	$19,593	$20,353
09/22	$17,799	$18,479
10/22	$19,305	$19,975
11/22	$20,346	$21,091
12/22	$19,032	$19,876
01/23	$20,376	$21,125
02/23	$19,911	$20,610
03/23	$20,566	$21,366
04/23	$20,721	$21,700
05/23	$20,618	$21,794
06/23	$22,031	$23,234
07/23	$22,945	$23,980
08/23	$22,479	$23,599
09/23	$21,514	$22,473
10/23	$20,876	$22,001
11/23	$22,634	$24,010
12/23	$23,665	$25,101
01/24	$24,150	$25,523
02/24	$25,408	$26,886
03/24	$26,522	$27,751
04/24	$25,210	$26,617
05/24	$26,486	$27,937
06/24	$27,510	$28,939
07/24	$27,960	$29,292
08/24	$28,499	$30,002
09/24	$29,020	$30,643
10/24	$29,038	$30,365
11/24	$30,727	$32,148
12/24	$29,817	$31,381
01/25	$30,539	$32,255
02/25	$29,776	$31,834
03/25	$27,971	$30,041
04/25	$27,509	$29,837
05/25	$29,315	$31,715
06/25	$30,639	$33,328
07/25	$31,362	$34,076
08/25	$32,224	$34,766
09/25	$33,127	$36,035
10/25	$33,749	$36,879
11/25	$33,589	$36,970
12/25	$34,159	$36,992
01/26	$34,316	$37,529
02/26	$33,890	$37,243
03/26	$32,480	$35,389
04/26	$35,480	$39,102
05/26	$36,711	$41,160
06/26	$36,174	$40,768
07/26	$36,935	$40,742

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	17.77	11.56	13.96
S&P 500® Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,125,888,773
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 31,052,606
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Material Fund Change [Text Block]
C000097454
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 2 Class
Trading Symbol	RSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Core Fund Institutional 2 Class ($37,015)	S&P 500® Index ($40,742)
07/16	$10,000	$10,000
08/16	$9,980	$10,014
09/16	$10,000	$10,016
10/16	$9,880	$9,833
11/16	$10,239	$10,197
12/16	$10,359	$10,399
01/17	$10,470	$10,596
02/17	$10,966	$11,017
03/17	$10,986	$11,030
04/17	$11,088	$11,143
05/17	$11,240	$11,300
06/17	$11,321	$11,370
07/17	$11,614	$11,604
08/17	$11,685	$11,640
09/17	$11,969	$11,880
10/17	$12,161	$12,157
11/17	$12,667	$12,530
12/17	$12,894	$12,669
01/18	$13,628	$13,395
02/18	$13,153	$12,901
03/18	$12,884	$12,573
04/18	$12,991	$12,621
05/18	$13,326	$12,925
06/18	$13,315	$13,005
07/18	$13,800	$13,489
08/18	$14,274	$13,928
09/18	$14,415	$14,008
10/18	$13,369	$13,050
11/18	$13,552	$13,316
12/18	$12,417	$12,114
01/19	$13,400	$13,085
02/19	$13,868	$13,505
03/19	$13,985	$13,767
04/19	$14,511	$14,324
05/19	$13,364	$13,414
06/19	$14,277	$14,360
07/19	$14,394	$14,566
08/19	$13,973	$14,335
09/19	$14,289	$14,603
10/19	$14,593	$14,920
11/19	$15,096	$15,461
12/19	$15,491	$15,928
01/20	$15,426	$15,922
02/20	$14,105	$14,611
03/20	$12,408	$12,806
04/20	$14,053	$14,448
05/20	$14,817	$15,136
06/20	$15,063	$15,437
07/20	$15,711	$16,308
08/20	$16,695	$17,480
09/20	$15,892	$16,816
10/20	$15,322	$16,369
11/20	$16,915	$18,160
12/20	$17,672	$18,858
01/21	$17,727	$18,668
02/21	$18,232	$19,183
03/21	$19,296	$20,023
04/21	$20,197	$21,092
05/21	$20,374	$21,239
06/21	$20,743	$21,735
07/21	$21,411	$22,251
08/21	$22,285	$22,928
09/21	$20,934	$21,861
10/21	$22,175	$23,393
11/21	$22,121	$23,231
12/21	$23,462	$24,272
01/22	$22,316	$23,016
02/22	$21,783	$22,327
03/22	$22,187	$23,156
04/22	$20,606	$21,137
05/22	$20,686	$21,175
06/22	$18,863	$19,427
07/22	$20,396	$21,219
08/22	$19,637	$20,353
09/22	$17,830	$18,479
10/22	$19,347	$19,975
11/22	$20,380	$21,091
12/22	$19,055	$19,876
01/23	$20,427	$21,125
02/23	$19,958	$20,610
03/23	$20,618	$21,366
04/23	$20,757	$21,700
05/23	$20,653	$21,794
06/23	$22,077	$23,234
07/23	$22,998	$23,980
08/23	$22,529	$23,599
09/23	$21,556	$22,473
10/23	$20,913	$22,001
11/23	$22,685	$24,010
12/23	$23,708	$25,101
01/24	$24,197	$25,523
02/24	$25,465	$26,886
03/24	$26,588	$27,751
04/24	$25,266	$26,617
05/24	$26,552	$27,937
06/24	$27,566	$28,939
07/24	$28,019	$29,292
08/24	$28,562	$30,002
09/24	$29,088	$30,643
10/24	$29,106	$30,365
11/24	$30,790	$32,148
12/24	$29,874	$31,381
01/25	$30,602	$32,255
02/25	$29,833	$31,834
03/25	$28,032	$30,041
04/25	$27,566	$29,837
05/25	$29,388	$31,715
06/25	$30,704	$33,328
07/25	$31,412	$34,076
08/25	$32,302	$34,766
09/25	$33,213	$36,035
10/25	$33,820	$36,879
11/25	$33,658	$36,970
12/25	$34,236	$36,992
01/26	$34,394	$37,529
02/26	$33,964	$37,243
03/26	$32,541	$35,389
04/26	$35,569	$39,102
05/26	$36,789	$41,160
06/26	$36,247	$40,768
07/26	$37,015	$40,742

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	17.84	11.57	13.98
S&P 500® Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,125,888,773
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 31,052,606
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Material Fund Change [Text Block]
C000158971
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 3 Class
Trading Symbol	CCQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the health care, communication services and materials sectors contributed most positively to the Fund's performance relative to the benchmark during the trailing one-year period.

Allocations | Sector allocation added value, primarily through positioning in the energy, consumer discretionary, industrials, consumer staples, real estate, financials and utilities sectors.

Individual holdings | Positions in Viatris, Bristol-Myers Squibb, Oracle and Netflix were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection in the information technology, industrials and consumer staples sectors detracted most from the Fund's performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted, primarily from the Fund’s positioning in the materials, information technology and health care sectors.

Individual holdings | Positions in Advanced Micro Devices, Adobe, Fiserv and Pentair were among the largest detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Core Fund Institutional 3 Class ($37,199)	S&P 500® Index ($40,742)
07/16	$10,000	$10,000
08/16	$9,970	$10,014
09/16	$10,000	$10,016
10/16	$9,881	$9,833
11/16	$10,238	$10,197
12/16	$10,361	$10,399
01/17	$10,472	$10,596
02/17	$10,966	$11,017
03/17	$10,986	$11,030
04/17	$11,087	$11,143
05/17	$11,249	$11,300
06/17	$11,319	$11,370
07/17	$11,612	$11,604
08/17	$11,693	$11,640
09/17	$11,975	$11,880
10/17	$12,167	$12,157
11/17	$12,671	$12,530
12/17	$12,903	$12,669
01/18	$13,634	$13,395
02/18	$13,161	$12,901
03/18	$12,892	$12,573
04/18	$13,000	$12,621
05/18	$13,333	$12,925
06/18	$13,322	$13,005
07/18	$13,805	$13,489
08/18	$14,278	$13,928
09/18	$14,429	$14,008
10/18	$13,386	$13,050
11/18	$13,569	$13,316
12/18	$12,422	$12,114
01/19	$13,414	$13,085
02/19	$13,880	$13,505
03/19	$14,009	$13,767
04/19	$14,522	$14,324
05/19	$13,379	$13,414
06/19	$14,289	$14,360
07/19	$14,417	$14,566
08/19	$13,985	$14,335
09/19	$14,312	$14,603
10/19	$14,615	$14,920
11/19	$15,117	$15,461
12/19	$15,517	$15,928
01/20	$15,452	$15,922
02/20	$14,123	$14,611
03/20	$12,431	$12,806
04/20	$14,084	$14,448
05/20	$14,845	$15,136
06/20	$15,091	$15,437
07/20	$15,736	$16,308
08/20	$16,730	$17,480
09/20	$15,917	$16,816
10/20	$15,362	$16,369
11/20	$16,950	$18,160
12/20	$17,711	$18,858
01/21	$17,766	$18,668
02/21	$18,283	$19,183
03/21	$19,344	$20,023
04/21	$20,242	$21,092
05/21	$20,418	$21,239
06/21	$20,786	$21,735
07/21	$21,466	$22,251
08/21	$22,350	$22,928
09/21	$20,990	$21,861
10/21	$22,228	$23,393
11/21	$22,187	$23,231
12/21	$23,536	$24,272
01/22	$22,378	$23,016
02/22	$21,848	$22,327
03/22	$22,250	$23,156
04/22	$20,658	$21,137
05/22	$20,739	$21,175
06/22	$18,922	$19,427
07/22	$20,465	$21,219
08/22	$19,694	$20,353
09/22	$17,877	$18,479
10/22	$19,404	$19,975
11/22	$20,449	$21,091
12/22	$19,127	$19,876
01/23	$20,494	$21,125
02/23	$20,009	$20,610
03/23	$20,684	$21,366
04/23	$20,840	$21,700
05/23	$20,736	$21,794
06/23	$22,138	$23,234
07/23	$23,073	$23,980
08/23	$22,606	$23,599
09/23	$21,636	$22,473
10/23	$20,996	$22,001
11/23	$22,779	$24,010
12/23	$23,792	$25,101
01/24	$24,279	$25,523
02/24	$25,561	$26,886
03/24	$26,680	$27,751
04/24	$25,362	$26,617
05/24	$26,644	$27,937
06/24	$27,673	$28,939
07/24	$28,142	$29,292
08/24	$28,666	$30,002
09/24	$29,207	$30,643
10/24	$29,225	$30,365
11/24	$30,922	$32,148
12/24	$30,005	$31,381
01/25	$30,731	$32,255
02/25	$29,964	$31,834
03/25	$28,149	$30,041
04/25	$27,686	$29,837
05/25	$29,521	$31,715
06/25	$30,852	$33,328
07/25	$31,557	$34,076
08/25	$32,444	$34,766
09/25	$33,352	$36,035
10/25	$33,977	$36,879
11/25	$33,816	$36,970
12/25	$34,408	$36,992
01/26	$34,543	$37,529
02/26	$34,138	$37,243
03/26	$32,698	$35,389
04/26	$35,736	$39,102
05/26	$36,974	$41,160
06/26	$36,433	$40,768
07/26	$37,199	$40,742

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	17.88	11.62	14.04
S&P 500® Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 5,125,888,773
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 31,052,606
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$5,125,888,773
Total number of portfolio holdings	80
Management services fees (represents 0.62% of Fund average net assets)	$31,052,606
Portfolio turnover for the reporting period	50%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	36.8%
Financials	12.1%
Communication Services	9.5%
Consumer Discretionary	9.4%
Health Care	9.3%
Industrials	8.2%
Consumer Staples	4.2%
Energy	3.2%
Utilities	2.5%
Materials	2.0%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	2.9%
Amazon.com, Inc.	2.6%
Bristol-Myers Squibb Co.	2.0%
MasterCard, Inc., Class A	2.0%
Allstate Corp. (The)	2.0%
Bank of New York Mellon Corp. (The)	1.9%

Material Fund Change [Text Block]
C000097402
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class A
Trading Symbol	RDLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the energy, financials, consumer discretionary, health care and communication services sectors contributed most positively to performance relative to the benchmark during the trailing one-year period.

Allocations | Contributions from sector allocation came from the energy, utilities and real estate sectors.

Individual holdings | Positions in Oracle, Bristol-Myers Squibb, Netflix and Popular were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection within the information technology, consumer staples and industrials sectors detracted most from performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted primarily due to positioning in the communication services, materials, health care and industrials sectors.

Individual holdings | Positions in Advanced Micro Devices, Nutanix, Broadridge Financial Solutions and Meta Platforms were among the largest detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Growth Fund Class A (including sales charges) ($39,500)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$9,424	$10,000	$10,000
08/16	$9,336	$10,013	$9,950
09/16	$9,468	$10,021	$9,987
10/16	$9,347	$9,826	$9,752
11/16	$9,535	$10,213	$9,964
12/16	$9,594	$10,405	$10,088
01/17	$9,876	$10,614	$10,428
02/17	$10,310	$11,025	$10,861
03/17	$10,439	$11,032	$10,986
04/17	$10,686	$11,149	$11,238
05/17	$10,850	$11,291	$11,530
06/17	$10,839	$11,370	$11,500
07/17	$11,156	$11,595	$11,805
08/17	$11,414	$11,631	$12,022
09/17	$11,543	$11,879	$12,178
10/17	$11,872	$12,151	$12,650
11/17	$12,295	$12,522	$13,034
12/17	$12,395	$12,662	$13,135
01/18	$13,195	$13,357	$14,066
02/18	$12,728	$12,866	$13,697
03/18	$12,408	$12,574	$13,321
04/18	$12,448	$12,617	$13,368
05/18	$13,021	$12,939	$13,954
06/18	$13,088	$13,023	$14,088
07/18	$13,475	$13,472	$14,502
08/18	$14,154	$13,936	$15,295
09/18	$14,181	$13,989	$15,380
10/18	$12,915	$12,999	$14,005
11/18	$12,955	$13,264	$14,154
12/18	$11,895	$12,056	$12,937
01/19	$12,952	$13,066	$14,099
02/19	$13,380	$13,509	$14,604
03/19	$13,564	$13,744	$15,020
04/19	$14,115	$14,299	$15,698
05/19	$12,982	$13,388	$14,707
06/19	$13,886	$14,327	$15,717
07/19	$14,146	$14,550	$16,071
08/19	$13,824	$14,283	$15,948
09/19	$13,916	$14,531	$15,950
10/19	$14,299	$14,839	$16,400
11/19	$14,789	$15,400	$17,128
12/19	$15,258	$15,845	$17,644
01/20	$15,423	$15,862	$18,039
02/20	$14,213	$14,565	$16,810
03/20	$12,753	$12,641	$15,157
04/20	$14,611	$14,311	$17,399
05/20	$15,523	$15,066	$18,567
06/20	$16,153	$15,399	$19,376
07/20	$17,148	$16,301	$20,867
08/20	$18,475	$17,497	$23,020
09/20	$17,629	$16,858	$21,937
10/20	$17,065	$16,451	$21,192
11/20	$18,724	$18,389	$23,362
12/20	$19,616	$19,166	$24,436
01/21	$19,672	$19,008	$24,255
02/21	$19,766	$19,559	$24,250
03/21	$20,441	$20,299	$24,666
04/21	$21,472	$21,392	$26,345
05/21	$21,285	$21,494	$25,980
06/21	$22,429	$22,032	$27,610
07/21	$23,066	$22,490	$28,520
08/21	$24,098	$23,141	$29,586
09/21	$22,485	$22,078	$27,929
10/21	$24,210	$23,610	$30,348
11/21	$24,567	$23,293	$30,534
12/21	$25,486	$24,236	$31,180
01/22	$23,692	$22,870	$28,504
02/22	$22,914	$22,242	$27,293
03/22	$23,386	$22,993	$28,361
04/22	$20,908	$20,943	$24,936
05/22	$20,766	$20,912	$24,356
06/22	$18,902	$19,160	$22,427
07/22	$21,073	$20,945	$25,118
08/22	$20,011	$20,141	$23,948
09/22	$18,053	$18,277	$21,620
10/22	$19,044	$19,743	$22,884
11/22	$20,011	$20,811	$23,927
12/22	$18,386	$19,601	$22,095
01/23	$19,918	$20,915	$23,936
02/23	$19,733	$20,417	$23,652
03/23	$21,107	$21,063	$25,269
04/23	$21,318	$21,324	$25,518
05/23	$22,084	$21,423	$26,681
06/23	$23,748	$22,870	$28,506
07/23	$24,673	$23,657	$29,466
08/23	$24,224	$23,243	$29,202
09/23	$22,903	$22,151	$27,614
10/23	$22,375	$21,615	$27,220
11/23	$24,726	$23,634	$30,188
12/23	$25,885	$24,801	$31,524
01/24	$26,696	$25,147	$32,311
02/24	$28,431	$26,505	$34,515
03/24	$29,047	$27,354	$35,123
04/24	$27,564	$26,190	$33,633
05/24	$29,382	$27,423	$35,647
06/24	$31,061	$28,331	$38,050
07/24	$30,418	$28,743	$37,403
08/24	$31,117	$29,425	$38,182
09/24	$31,789	$30,054	$39,264
10/24	$31,509	$29,844	$39,134
11/24	$33,300	$31,765	$41,672
12/24	$33,165	$30,880	$42,040
01/25	$33,995	$31,863	$42,871
02/25	$32,365	$31,305	$41,331
03/25	$29,596	$29,493	$37,849
04/25	$29,811	$29,318	$38,520
05/25	$32,488	$31,190	$41,928
06/25	$34,426	$32,769	$44,601
07/25	$35,811	$33,497	$46,285
08/25	$36,272	$34,202	$46,803
09/25	$38,302	$35,388	$49,289
10/25	$39,779	$36,152	$51,079
11/25	$39,164	$36,240	$50,154
12/25	$39,268	$36,242	$49,843
01/26	$38,736	$36,741	$49,089
02/26	$36,940	$36,544	$47,441
03/26	$35,145	$34,727	$44,970
04/26	$39,268	$38,236	$50,319
05/26	$41,662	$40,187	$53,943
06/26	$40,697	$39,981	$52,498
07/26	$39,500	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.30	11.36	15.41
Class A (including sales charges)	3.96	10.05	14.73
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 302,680,009
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,289,159
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$302,680,009
Total number of portfolio holdings	77
Management services fees (represents 0.75% of Fund average net assets)	$2,289,159
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.0%
Technology Hardware, Storage & Peripherals	10.7%
Systems Software	7.0%
Application Software	6.1%
Semiconductor Materials & Equipment	3.3%
Communications Equipment	2.4%
Electronic Components	1.5%
Other	1.1%

Equity Sector Allocation

Table Summary
Information Technology	53.1%
Communication Services	15.7%
Industrials	8.7%
Consumer Discretionary	8.0%
Health Care	6.0%
Financials	4.9%
Consumer Staples	1.1%
Energy	0.6%
Materials	0.5%
Real Estate	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.7%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.6%
Broadcom, Inc.	4.5%
Micron Technology, Inc.	3.3%
Tesla, Inc.	2.6%
Advanced Micro Devices, Inc.	2.5%
Lam Research Corp.	1.9%

Material Fund Change [Text Block]
C000097404
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class C
Trading Symbol	RDLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$190	1.81%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the energy, financials, consumer discretionary, health care and communication services sectors contributed most positively to performance relative to the benchmark during the trailing one-year period.

Allocations | Contributions from sector allocation came from the energy, utilities and real estate sectors.

Individual holdings | Positions in Oracle, Bristol-Myers Squibb, Netflix and Popular were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection within the information technology, consumer staples and industrials sectors detracted most from performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted primarily due to positioning in the communication services, materials, health care and industrials sectors.

Individual holdings | Positions in Advanced Micro Devices, Nutanix, Broadridge Financial Solutions and Meta Platforms were among the largest detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Growth Fund Class C (including sales charges) ($38,863)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,891	$10,013	$9,950
09/16	$10,024	$10,021	$9,987
10/16	$9,891	$9,826	$9,752
11/16	$10,085	$10,213	$9,964
12/16	$10,145	$10,405	$10,088
01/17	$10,426	$10,614	$10,428
02/17	$10,887	$11,025	$10,861
03/17	$11,015	$11,032	$10,986
04/17	$11,258	$11,149	$11,238
05/17	$11,437	$11,291	$11,530
06/17	$11,411	$11,370	$11,500
07/17	$11,744	$11,595	$11,805
08/17	$12,000	$11,631	$12,022
09/17	$12,128	$11,879	$12,178
10/17	$12,460	$12,151	$12,650
11/17	$12,895	$12,522	$13,034
12/17	$13,004	$12,662	$13,135
01/18	$13,818	$13,357	$14,066
02/18	$13,338	$12,866	$13,697
03/18	$12,989	$12,574	$13,321
04/18	$13,018	$12,617	$13,368
05/18	$13,600	$12,939	$13,954
06/18	$13,673	$13,023	$14,088
07/18	$14,066	$13,472	$14,502
08/18	$14,764	$13,936	$15,295
09/18	$14,793	$13,989	$15,380
10/18	$13,455	$12,999	$14,005
11/18	$13,498	$13,264	$14,154
12/18	$12,384	$12,056	$12,937
01/19	$13,478	$13,066	$14,099
02/19	$13,898	$13,509	$14,604
03/19	$14,083	$13,744	$15,020
04/19	$14,672	$14,299	$15,698
05/19	$13,478	$13,388	$14,707
06/19	$14,403	$14,327	$15,717
07/19	$14,655	$14,550	$16,071
08/19	$14,319	$14,283	$15,948
09/19	$14,403	$14,531	$15,950
10/19	$14,790	$14,839	$16,400
11/19	$15,295	$15,400	$17,128
12/19	$15,769	$15,845	$17,644
01/20	$15,933	$15,862	$18,039
02/20	$14,657	$14,565	$16,810
03/20	$13,144	$12,641	$15,157
04/20	$15,058	$14,311	$17,399
05/20	$15,988	$15,066	$18,567
06/20	$16,626	$15,399	$19,376
07/20	$17,629	$16,301	$20,867
08/20	$18,996	$17,497	$23,020
09/20	$18,103	$16,858	$21,937
10/20	$17,519	$16,451	$21,192
11/20	$19,215	$18,389	$23,362
12/20	$20,122	$19,166	$24,436
01/21	$20,143	$19,008	$24,255
02/21	$20,247	$19,559	$24,250
03/21	$20,933	$20,299	$24,666
04/21	$21,974	$21,392	$26,345
05/21	$21,745	$21,494	$25,980
06/21	$22,910	$22,032	$27,610
07/21	$23,555	$22,490	$28,520
08/21	$24,596	$23,141	$29,586
09/21	$22,931	$22,078	$27,929
10/21	$24,658	$23,610	$30,348
11/21	$25,033	$23,293	$30,534
12/21	$25,942	$24,236	$31,180
01/22	$24,100	$22,870	$28,504
02/22	$23,299	$22,242	$27,293
03/22	$23,753	$22,993	$28,361
04/22	$21,244	$20,943	$24,936
05/22	$21,058	$20,912	$24,356
06/22	$19,163	$19,160	$22,427
07/22	$21,378	$20,945	$25,118
08/22	$20,257	$20,141	$23,948
09/22	$18,282	$18,277	$21,620
10/22	$19,243	$19,743	$22,884
11/22	$20,230	$20,811	$23,927
12/22	$18,580	$19,601	$22,095
01/23	$20,095	$20,915	$23,936
02/23	$19,913	$20,417	$23,652
03/23	$21,308	$21,063	$25,269
04/23	$21,490	$21,324	$25,518
05/23	$22,247	$21,423	$26,681
06/23	$23,914	$22,870	$28,506
07/23	$24,793	$23,657	$29,466
08/23	$24,339	$23,243	$29,202
09/23	$23,005	$22,151	$27,614
10/23	$22,459	$21,615	$27,220
11/23	$24,793	$23,634	$30,188
12/23	$25,943	$24,801	$31,524
01/24	$26,750	$25,147	$32,311
02/24	$28,460	$26,505	$34,515
03/24	$29,073	$27,354	$35,123
04/24	$27,588	$26,190	$33,633
05/24	$29,363	$27,423	$35,647
06/24	$31,009	$28,331	$38,050
07/24	$30,363	$28,743	$37,403
08/24	$31,041	$29,425	$38,182
09/24	$31,686	$30,054	$39,264
10/24	$31,396	$29,844	$39,134
11/24	$33,171	$31,765	$41,672
12/24	$33,030	$30,880	$42,040
01/25	$33,819	$31,863	$42,871
02/25	$32,170	$31,305	$41,331
03/25	$29,408	$29,493	$37,849
04/25	$29,623	$29,318	$38,520
05/25	$32,241	$31,190	$41,928
06/25	$34,142	$32,769	$44,601
07/25	$35,469	$33,497	$46,285
08/25	$35,935	$34,202	$46,803
09/25	$37,908	$35,388	$49,289
10/25	$39,342	$36,152	$51,079
11/25	$38,697	$36,240	$50,154
12/25	$38,784	$36,242	$49,843
01/26	$38,234	$36,741	$49,089
02/26	$36,466	$36,544	$47,441
03/26	$34,658	$34,727	$44,970
04/26	$38,706	$38,236	$50,319
05/26	$41,063	$40,187	$53,943
06/26	$40,081	$39,981	$52,498
07/26	$38,863	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.57	10.53	14.54
Class C (including sales charges)	8.57	10.53	14.54
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 302,680,009
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,289,159
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$302,680,009
Total number of portfolio holdings	77
Management services fees (represents 0.75% of Fund average net assets)	$2,289,159
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.0%
Technology Hardware, Storage & Peripherals	10.7%
Systems Software	7.0%
Application Software	6.1%
Semiconductor Materials & Equipment	3.3%
Communications Equipment	2.4%
Electronic Components	1.5%
Other	1.1%

Equity Sector Allocation

Table Summary
Information Technology	53.1%
Communication Services	15.7%
Industrials	8.7%
Consumer Discretionary	8.0%
Health Care	6.0%
Financials	4.9%
Consumer Staples	1.1%
Energy	0.6%
Materials	0.5%
Real Estate	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.7%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.6%
Broadcom, Inc.	4.5%
Micron Technology, Inc.	3.3%
Tesla, Inc.	2.6%
Advanced Micro Devices, Inc.	2.5%
Lam Research Corp.	1.9%

Material Fund Change [Text Block]
C000097409
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional Class
Trading Symbol	CLQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the energy, financials, consumer discretionary, health care and communication services sectors contributed most positively to performance relative to the benchmark during the trailing one-year period.

Allocations | Contributions from sector allocation came from the energy, utilities and real estate sectors.

Individual holdings | Positions in Oracle, Bristol-Myers Squibb, Netflix and Popular were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection within the information technology, consumer staples and industrials sectors detracted most from performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted primarily due to positioning in the communication services, materials, health care and industrials sectors.

Individual holdings | Positions in Advanced Micro Devices, Nutanix, Broadridge Financial Solutions and Meta Platforms were among the largest detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Growth Fund Institutional Class ($42,987)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,907	$10,013	$9,950
09/16	$10,047	$10,021	$9,987
10/16	$9,930	$9,826	$9,752
11/16	$10,128	$10,213	$9,964
12/16	$10,192	$10,405	$10,088
01/17	$10,489	$10,614	$10,428
02/17	$10,960	$11,025	$10,861
03/17	$11,096	$11,032	$10,986
04/17	$11,356	$11,149	$11,238
05/17	$11,542	$11,291	$11,530
06/17	$11,542	$11,370	$11,500
07/17	$11,876	$11,595	$11,805
08/17	$12,148	$11,631	$12,022
09/17	$12,297	$11,879	$12,178
10/17	$12,631	$12,151	$12,650
11/17	$13,090	$12,522	$13,034
12/17	$13,201	$12,662	$13,135
01/18	$14,045	$13,357	$14,066
02/18	$13,567	$12,866	$13,697
03/18	$13,229	$12,574	$13,321
04/18	$13,271	$12,617	$13,368
05/18	$13,876	$12,939	$13,954
06/18	$13,947	$13,023	$14,088
07/18	$14,369	$13,472	$14,502
08/18	$15,101	$13,936	$15,295
09/18	$15,129	$13,989	$15,380
10/18	$13,778	$12,999	$14,005
11/18	$13,834	$13,264	$14,154
12/18	$12,701	$12,056	$12,937
01/19	$13,832	$13,066	$14,099
02/19	$14,285	$13,509	$14,604
03/19	$14,478	$13,744	$15,020
04/19	$15,092	$14,299	$15,698
05/19	$13,881	$13,388	$14,707
06/19	$14,834	$14,327	$15,717
07/19	$15,125	$14,550	$16,071
08/19	$14,785	$14,283	$15,948
09/19	$14,882	$14,531	$15,950
10/19	$15,303	$14,839	$16,400
11/19	$15,820	$15,400	$17,128
12/19	$16,337	$15,845	$17,644
01/20	$16,512	$15,862	$18,039
02/20	$15,215	$14,565	$16,810
03/20	$13,655	$12,641	$15,157
04/20	$15,653	$14,311	$17,399
05/20	$16,635	$15,066	$18,567
06/20	$17,301	$15,399	$19,376
07/20	$18,370	$16,301	$20,867
08/20	$19,807	$17,497	$23,020
09/20	$18,896	$16,858	$21,937
10/20	$18,300	$16,451	$21,192
11/20	$20,088	$18,389	$23,362
12/20	$21,039	$19,166	$24,436
01/21	$21,099	$19,008	$24,255
02/21	$21,218	$19,559	$24,250
03/21	$21,951	$20,299	$24,666
04/21	$23,062	$21,392	$26,345
05/21	$22,863	$21,494	$25,980
06/21	$24,093	$22,032	$27,610
07/21	$24,787	$22,490	$28,520
08/21	$25,897	$23,141	$29,586
09/21	$24,172	$22,078	$27,929
10/21	$26,016	$23,610	$30,348
11/21	$26,433	$23,293	$30,534
12/21	$27,410	$24,236	$31,180
01/22	$25,494	$22,870	$28,504
02/22	$24,649	$22,242	$27,293
03/22	$25,171	$22,993	$28,361
04/22	$22,535	$20,943	$24,936
05/22	$22,360	$20,912	$24,356
06/22	$20,371	$19,160	$22,427
07/22	$22,709	$20,945	$25,118
08/22	$21,564	$20,141	$23,948
09/22	$19,475	$18,277	$21,620
10/22	$20,520	$19,743	$22,884
11/22	$21,589	$20,811	$23,927
12/22	$19,826	$19,601	$22,095
01/23	$21,492	$20,915	$23,936
02/23	$21,270	$20,417	$23,652
03/23	$22,797	$21,063	$25,269
04/23	$23,019	$21,324	$25,518
05/23	$23,852	$21,423	$26,681
06/23	$25,657	$22,870	$28,506
07/23	$26,629	$23,657	$29,466
08/23	$26,157	$23,243	$29,202
09/23	$24,741	$22,151	$27,614
10/23	$24,185	$21,615	$27,220
11/23	$26,740	$23,634	$30,188
12/23	$27,985	$24,801	$31,524
01/24	$28,867	$25,147	$32,311
02/24	$30,749	$26,505	$34,515
03/24	$31,425	$27,354	$35,123
04/24	$29,837	$26,190	$33,633
05/24	$31,777	$27,423	$35,647
06/24	$33,629	$28,331	$38,050
07/24	$32,924	$28,743	$37,403
08/24	$33,688	$29,425	$38,182
09/24	$34,423	$30,054	$39,264
10/24	$34,129	$29,844	$39,134
11/24	$36,069	$31,765	$41,672
12/24	$35,941	$30,880	$42,040
01/25	$36,844	$31,863	$42,871
02/25	$35,070	$31,305	$41,331
03/25	$32,102	$29,493	$37,849
04/25	$32,360	$29,318	$38,520
05/25	$35,263	$31,190	$41,928
06/25	$37,360	$32,769	$44,601
07/25	$38,845	$33,497	$46,285
08/25	$39,361	$34,202	$46,803
09/25	$41,587	$35,388	$49,289
10/25	$43,200	$36,152	$51,079
11/25	$42,523	$36,240	$50,154
12/25	$42,674	$36,242	$49,843
01/26	$42,082	$36,741	$49,089
02/26	$40,168	$36,544	$47,441
03/26	$38,218	$34,727	$44,970
04/26	$42,709	$38,236	$50,319
05/26	$45,319	$40,187	$53,943
06/26	$44,275	$39,981	$52,498
07/26	$42,987	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.66	11.64	15.70
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 302,680,009
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,289,159
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$302,680,009
Total number of portfolio holdings	77
Management services fees (represents 0.75% of Fund average net assets)	$2,289,159
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.0%
Technology Hardware, Storage & Peripherals	10.7%
Systems Software	7.0%
Application Software	6.1%
Semiconductor Materials & Equipment	3.3%
Communications Equipment	2.4%
Electronic Components	1.5%
Other	1.1%

Equity Sector Allocation

Table Summary
Information Technology	53.1%
Communication Services	15.7%
Industrials	8.7%
Consumer Discretionary	8.0%
Health Care	6.0%
Financials	4.9%
Consumer Staples	1.1%
Energy	0.6%
Materials	0.5%
Real Estate	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.7%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.6%
Broadcom, Inc.	4.5%
Micron Technology, Inc.	3.3%
Tesla, Inc.	2.6%
Advanced Micro Devices, Inc.	2.5%
Lam Research Corp.	1.9%

Material Fund Change [Text Block]
C000158967
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection in the energy, financials, consumer discretionary, health care and communication services sectors contributed most positively to performance relative to the benchmark during the trailing one-year period.

Allocations | Contributions from sector allocation came from the energy, utilities and real estate sectors.

Individual holdings | Positions in Oracle, Bristol-Myers Squibb, Netflix and Popular were among the largest contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Security selection within the information technology, consumer staples and industrials sectors detracted most from performance relative to the benchmark over the trailing one-year period.

Allocations | Sector allocation detracted primarily due to positioning in the communication services, materials, health care and industrials sectors.

Individual holdings | Positions in Advanced Micro Devices, Nutanix, Broadridge Financial Solutions and Meta Platforms were among the largest detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Growth Fund Institutional 3 Class ($43,388)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,908	$10,013	$9,950
09/16	$10,046	$10,021	$9,987
10/16	$9,931	$9,826	$9,752
11/16	$10,127	$10,213	$9,964
12/16	$10,194	$10,405	$10,088
01/17	$10,489	$10,614	$10,428
02/17	$10,969	$11,025	$10,861
03/17	$11,104	$11,032	$10,986
04/17	$11,363	$11,149	$11,238
05/17	$11,559	$11,291	$11,530
06/17	$11,547	$11,370	$11,500
07/17	$11,891	$11,595	$11,805
08/17	$12,162	$11,631	$12,022
09/17	$12,309	$11,879	$12,178
10/17	$12,654	$12,151	$12,650
11/17	$13,109	$12,522	$13,034
12/17	$13,221	$12,662	$13,135
01/18	$14,073	$13,357	$14,066
02/18	$13,584	$12,866	$13,697
03/18	$13,249	$12,574	$13,321
04/18	$13,291	$12,617	$13,368
05/18	$13,906	$12,939	$13,954
06/18	$13,975	$13,023	$14,088
07/18	$14,409	$13,472	$14,502
08/18	$15,135	$13,936	$15,295
09/18	$15,163	$13,989	$15,380
10/18	$13,808	$12,999	$14,005
11/18	$13,864	$13,264	$14,154
12/18	$12,741	$12,056	$12,937
01/19	$13,880	$13,066	$14,099
02/19	$14,330	$13,509	$14,604
03/19	$14,538	$13,744	$15,020
04/19	$15,148	$14,299	$15,698
05/19	$13,929	$13,388	$14,707
06/19	$14,891	$14,327	$15,717
07/19	$15,180	$14,550	$16,071
08/19	$14,843	$14,283	$15,948
09/19	$14,940	$14,531	$15,950
10/19	$15,357	$14,839	$16,400
11/19	$15,886	$15,400	$17,128
12/19	$16,401	$15,845	$17,644
01/20	$16,593	$15,862	$18,039
02/20	$15,287	$14,565	$16,810
03/20	$13,720	$12,641	$15,157
04/20	$15,722	$14,311	$17,399
05/20	$16,715	$15,066	$18,567
06/20	$17,394	$15,399	$19,376
07/20	$18,456	$16,301	$20,867
08/20	$19,901	$17,497	$23,020
09/20	$18,996	$16,858	$21,937
10/20	$18,386	$16,451	$21,192
11/20	$20,197	$18,389	$23,362
12/20	$21,145	$19,166	$24,436
01/21	$21,204	$19,008	$24,255
02/21	$21,342	$19,559	$24,250
03/21	$22,071	$20,299	$24,666
04/21	$23,193	$21,392	$26,345
05/21	$22,976	$21,494	$25,980
06/21	$24,217	$22,032	$27,610
07/21	$24,926	$22,490	$28,520
08/21	$26,048	$23,141	$29,586
09/21	$24,315	$22,078	$27,929
10/21	$26,166	$23,610	$30,348
11/21	$26,579	$23,293	$30,534
12/21	$27,556	$24,236	$31,180
01/22	$25,635	$22,870	$28,504
02/22	$24,798	$22,242	$27,293
03/22	$25,315	$22,993	$28,361
04/22	$22,656	$20,943	$24,936
05/22	$22,483	$20,912	$24,356
06/22	$20,489	$19,160	$22,427
07/22	$22,853	$20,945	$25,118
08/22	$21,695	$20,141	$23,948
09/22	$19,577	$18,277	$21,620
10/22	$20,661	$19,743	$22,884
11/22	$21,720	$20,811	$23,927
12/22	$19,951	$19,601	$22,095
01/23	$21,625	$20,915	$23,936
02/23	$21,405	$20,417	$23,652
03/23	$22,942	$21,063	$25,269
04/23	$23,162	$21,324	$25,518
05/23	$24,013	$21,423	$26,681
06/23	$25,824	$22,870	$28,506
07/23	$26,812	$23,657	$29,466
08/23	$26,345	$23,243	$29,202
09/23	$24,918	$22,151	$27,614
10/23	$24,369	$21,615	$27,220
11/23	$26,921	$23,634	$30,188
12/23	$28,189	$24,801	$31,524
01/24	$29,060	$25,147	$32,311
02/24	$30,976	$26,505	$34,515
03/24	$31,673	$27,354	$35,123
04/24	$30,047	$26,190	$33,633
05/24	$32,021	$27,423	$35,647
06/24	$33,879	$28,331	$38,050
07/24	$33,182	$28,743	$37,403
08/24	$33,966	$29,425	$38,182
09/24	$34,692	$30,054	$39,264
10/24	$34,401	$29,844	$39,134
11/24	$36,346	$31,765	$41,672
12/24	$36,235	$30,880	$42,040
01/25	$37,158	$31,863	$42,871
02/25	$35,376	$31,305	$41,331
03/25	$32,354	$29,493	$37,849
04/25	$32,608	$29,318	$38,520
05/25	$35,535	$31,190	$41,928
06/25	$37,667	$32,769	$44,601
07/25	$39,194	$33,497	$46,285
08/25	$39,703	$34,202	$46,803
09/25	$41,961	$35,388	$49,289
10/25	$43,552	$36,152	$51,079
11/25	$42,916	$36,240	$50,154
12/25	$43,045	$36,242	$49,843
01/26	$42,462	$36,741	$49,089
02/26	$40,509	$36,544	$47,441
03/26	$38,555	$34,727	$44,970
04/26	$43,114	$38,236	$50,319
05/26	$45,752	$40,187	$53,943
06/26	$44,690	$39,981	$52,498
07/26	$43,388	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.70	11.72	15.81
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 302,680,009
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,289,159
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$302,680,009
Total number of portfolio holdings	77
Management services fees (represents 0.75% of Fund average net assets)	$2,289,159
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.0%
Technology Hardware, Storage & Peripherals	10.7%
Systems Software	7.0%
Application Software	6.1%
Semiconductor Materials & Equipment	3.3%
Communications Equipment	2.4%
Electronic Components	1.5%
Other	1.1%

Equity Sector Allocation

Table Summary
Information Technology	53.1%
Communication Services	15.7%
Industrials	8.7%
Consumer Discretionary	8.0%
Health Care	6.0%
Financials	4.9%
Consumer Staples	1.1%
Energy	0.6%
Materials	0.5%
Real Estate	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	10.7%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.6%
Microsoft Corp.	5.0%
Meta Platforms, Inc., Class A	4.6%
Broadcom, Inc.	4.5%
Micron Technology, Inc.	3.3%
Tesla, Inc.	2.6%
Advanced Micro Devices, Inc.	2.5%
Lam Research Corp.	1.9%

Material Fund Change [Text Block]
C000097419
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class A
Trading Symbol	RLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection was the primary driver of performance relative to the benchmark, with particularly strong contributions from the health care, materials and energy sectors.

Allocations | Sector positioning added value through exposures to the consumer staples, energy and utilities sectors while avoiding some weaker benchmark exposures.

Individual holdings | Among the largest positive contributors to Fund performance were holdings such as Advanced Micro Devices, Jazz Pharmaceuticals and Valero Energy, which generated favorable stock-specific attribution versus the benchmark.

Top Performance Detractors

Stock selection | Security selection detracted most within the information technology, real estate, communication services, industrials and consumer staples sectors.

Allocations | Sector allocation detracted, primarily due to positioning in the information technology, communication services and industrials sectors, as well as the Fund’s cash position.

Individual holdings | Among the largest detractors were positions including Meta Platforms, Sandisk Corporation and Micron Technology, which weighed on Fund performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Value Fund Class A (including sales charges) ($29,810)	Russell 1000® Index ($39,841)	Russell 1000® Value Index ($30,022)
07/16	$9,424	$10,000	$10,000
08/16	$9,476	$10,013	$10,077
09/16	$9,466	$10,021	$10,056
10/16	$9,322	$9,826	$9,900
11/16	$9,877	$10,213	$10,466
12/16	$10,088	$10,405	$10,727
01/17	$10,130	$10,614	$10,804
02/17	$10,474	$11,025	$11,192
03/17	$10,401	$11,032	$11,078
04/17	$10,443	$11,149	$11,057
05/17	$10,369	$11,291	$11,047
06/17	$10,589	$11,370	$11,227
07/17	$10,766	$11,595	$11,376
08/17	$10,755	$11,631	$11,244
09/17	$11,121	$11,879	$11,577
10/17	$11,267	$12,151	$11,661
11/17	$11,705	$12,522	$12,018
12/17	$11,878	$12,662	$12,193
01/18	$12,494	$13,357	$12,665
02/18	$11,878	$12,866	$12,060
03/18	$11,632	$12,574	$11,848
04/18	$11,688	$12,617	$11,887
05/18	$11,676	$12,939	$11,958
06/18	$11,564	$13,023	$11,987
07/18	$12,125	$13,472	$12,462
08/18	$12,326	$13,936	$12,646
09/18	$12,382	$13,989	$12,671
10/18	$11,553	$12,999	$12,015
11/18	$11,833	$13,264	$12,373
12/18	$10,771	$12,056	$11,185
01/19	$11,520	$13,066	$12,056
02/19	$11,757	$13,509	$12,441
03/19	$11,769	$13,744	$12,520
04/19	$12,144	$14,299	$12,964
05/19	$11,183	$13,388	$12,131
06/19	$12,044	$14,327	$13,002
07/19	$12,019	$14,550	$13,109
08/19	$11,582	$14,283	$12,724
09/19	$12,044	$14,531	$13,178
10/19	$12,219	$14,839	$13,362
11/19	$12,531	$15,400	$13,775
12/19	$12,843	$15,845	$14,154
01/20	$12,524	$15,862	$13,850
02/20	$11,305	$14,565	$12,508
03/20	$9,629	$12,641	$10,371
04/20	$10,640	$14,311	$11,537
05/20	$11,014	$15,066	$11,932
06/20	$10,959	$15,399	$11,853
07/20	$11,208	$16,301	$12,321
08/20	$11,707	$17,497	$12,831
09/20	$11,333	$16,858	$12,516
10/20	$11,125	$16,451	$12,351
11/20	$12,552	$18,389	$14,012
12/20	$13,114	$19,166	$14,550
01/21	$13,016	$19,008	$14,416
02/21	$13,804	$19,559	$15,288
03/21	$14,761	$20,299	$16,187
04/21	$15,267	$21,392	$16,835
05/21	$15,690	$21,494	$17,228
06/21	$15,478	$22,032	$17,030
07/21	$15,774	$22,490	$17,166
08/21	$16,266	$23,141	$17,507
09/21	$15,577	$22,078	$16,898
10/21	$16,252	$23,610	$17,756
11/21	$15,830	$23,293	$17,130
12/21	$17,003	$24,236	$18,210
01/22	$16,669	$22,870	$17,786
02/22	$16,557	$22,242	$17,580
03/22	$16,929	$22,993	$18,076
04/22	$16,297	$20,943	$17,057
05/22	$16,557	$20,912	$17,388
06/22	$15,164	$19,160	$15,869
07/22	$16,130	$20,945	$16,921
08/22	$15,591	$20,141	$16,417
09/22	$14,216	$18,277	$14,977
10/22	$15,498	$19,743	$16,513
11/22	$16,520	$20,811	$17,545
12/22	$15,769	$19,601	$16,838
01/23	$16,671	$20,915	$17,710
02/23	$16,189	$20,417	$17,086
03/23	$16,231	$21,063	$17,007
04/23	$16,419	$21,324	$17,263
05/23	$15,916	$21,423	$16,598
06/23	$17,006	$22,870	$17,700
07/23	$17,678	$23,657	$18,323
08/23	$17,300	$23,243	$17,828
09/23	$16,734	$22,151	$17,140
10/23	$16,084	$21,615	$16,535
11/23	$17,279	$23,634	$17,783
12/23	$18,183	$24,801	$18,768
01/24	$18,477	$25,147	$18,787
02/24	$19,291	$26,505	$19,480
03/24	$20,535	$27,354	$20,454
04/24	$19,359	$26,190	$19,581
05/24	$19,856	$27,423	$20,201
06/24	$19,721	$28,331	$20,011
07/24	$20,716	$28,743	$21,034
08/24	$21,146	$29,425	$21,598
09/24	$21,349	$30,054	$21,898
10/24	$21,304	$29,844	$21,657
11/24	$22,729	$31,765	$23,040
12/24	$21,152	$30,880	$21,464
01/25	$21,856	$31,863	$22,458
02/25	$21,806	$31,305	$22,549
03/25	$21,152	$29,493	$21,923
04/25	$20,573	$29,318	$21,255
05/25	$21,353	$31,190	$22,001
06/25	$22,007	$32,769	$22,753
07/25	$22,107	$33,497	$22,884
08/25	$23,013	$34,202	$23,613
09/25	$23,365	$35,388	$23,966
10/25	$23,340	$36,152	$24,072
11/25	$23,793	$36,240	$24,711
12/25	$24,260	$36,242	$24,879
01/26	$24,964	$36,741	$26,014
02/26	$25,894	$36,544	$26,689
03/26	$24,795	$34,727	$25,401
04/26	$26,993	$38,236	$27,473
05/26	$28,063	$40,187	$28,282
06/26	$28,232	$39,981	$28,917
07/26	$29,810	$39,841	$30,022

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	34.84	13.58	12.20
Class A (including sales charges)	27.04	12.25	11.54
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Value Index	31.19	11.83	11.62

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 213,926,855
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,386,717
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$213,926,855
Total number of portfolio holdings	96
Management services fees (represents 0.75% of Fund average net assets)	$1,386,717
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.8%
Information Technology	18.4%
Health Care	12.5%
Industrials	10.7%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Energy	6.3%
Materials	3.8%
Utilities	3.6%
Communication Services	3.5%
Other	3.1%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Apple, Inc.	6.6%
Amazon.com, Inc.	4.4%
Microsoft Corp.	3.6%
ExxonMobil Holdings Corp.	2.7%
Cisco Systems, Inc.	2.6%
Bristol-Myers Squibb Co.	2.1%
MetLife, Inc.	2.0%
Valero Energy Corp.	1.9%
Automatic Data Processing, Inc.	1.9%
General Dynamics Corp.	1.9%

Material Fund Change [Text Block]
C000097421
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class C
Trading Symbol	RDCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$208	1.78%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection was the primary driver of performance relative to the benchmark, with particularly strong contributions from the health care, materials and energy sectors.

Allocations | Sector positioning added value through exposures to the consumer staples, energy and utilities sectors while avoiding some weaker benchmark exposures.

Individual holdings | Among the largest positive contributors to Fund performance were holdings such as Advanced Micro Devices, Jazz Pharmaceuticals and Valero Energy, which generated favorable stock-specific attribution versus the benchmark.

Top Performance Detractors

Stock selection | Security selection detracted most within the information technology, real estate, communication services, industrials and consumer staples sectors.

Allocations | Sector allocation detracted, primarily due to positioning in the information technology, communication services and industrials sectors, as well as the Fund’s cash position.

Individual holdings | Among the largest detractors were positions including Meta Platforms, Sandisk Corporation and Micron Technology, which weighed on Fund performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Value Fund Class C (including sales charges) ($29,266)	Russell 1000® Index ($39,841)	Russell 1000® Value Index ($30,022)
07/16	$10,000	$10,000	$10,000
08/16	$10,045	$10,013	$10,077
09/16	$10,033	$10,021	$10,056
10/16	$9,877	$9,826	$9,900
11/16	$10,446	$10,213	$10,466
12/16	$10,658	$10,405	$10,727
01/17	$10,703	$10,614	$10,804
02/17	$11,064	$11,025	$11,192
03/17	$10,985	$11,032	$11,078
04/17	$11,007	$11,149	$11,057
05/17	$10,929	$11,291	$11,047
06/17	$11,154	$11,370	$11,227
07/17	$11,334	$11,595	$11,376
08/17	$11,311	$11,631	$11,244
09/17	$11,694	$11,879	$11,577
10/17	$11,840	$12,151	$11,661
11/17	$12,290	$12,522	$12,018
12/17	$12,457	$12,662	$12,193
01/18	$13,106	$13,357	$12,665
02/18	$12,445	$12,866	$12,060
03/18	$12,180	$12,574	$11,848
04/18	$12,228	$12,617	$11,887
05/18	$12,216	$12,939	$11,958
06/18	$12,084	$13,023	$11,987
07/18	$12,673	$13,472	$12,462
08/18	$12,878	$13,936	$12,646
09/18	$12,914	$13,989	$12,671
10/18	$12,048	$12,999	$12,015
11/18	$12,325	$13,264	$12,373
12/18	$11,225	$12,056	$11,185
01/19	$11,984	$13,066	$12,056
02/19	$12,223	$13,509	$12,441
03/19	$12,237	$13,744	$12,520
04/19	$12,609	$14,299	$12,964
05/19	$11,611	$13,388	$12,131
06/19	$12,503	$14,327	$13,002
07/19	$12,463	$14,550	$13,109
08/19	$11,997	$14,283	$12,724
09/19	$12,476	$14,531	$13,178
10/19	$12,649	$14,839	$13,362
11/19	$12,969	$15,400	$13,775
12/19	$13,270	$15,845	$14,154
01/20	$12,947	$15,862	$13,850
02/20	$11,681	$14,565	$12,508
03/20	$9,931	$12,641	$10,371
04/20	$10,975	$14,311	$11,537
05/20	$11,343	$15,066	$11,932
06/20	$11,284	$15,399	$11,853
07/20	$11,534	$16,301	$12,321
08/20	$12,034	$17,497	$12,831
09/20	$11,652	$16,858	$12,516
10/20	$11,431	$16,451	$12,351
11/20	$12,888	$18,389	$14,012
12/20	$13,451	$19,166	$14,550
01/21	$13,347	$19,008	$14,416
02/21	$14,148	$19,559	$15,288
03/21	$15,113	$20,299	$16,187
04/21	$15,618	$21,392	$16,835
05/21	$16,034	$21,494	$17,228
06/21	$15,811	$22,032	$17,030
07/21	$16,123	$22,490	$17,166
08/21	$16,613	$23,141	$17,507
09/21	$15,885	$22,078	$16,898
10/21	$16,568	$23,610	$17,756
11/21	$16,123	$23,293	$17,130
12/21	$17,310	$24,236	$18,210
01/22	$16,957	$22,870	$17,786
02/22	$16,839	$22,242	$17,580
03/22	$17,212	$22,993	$18,076
04/22	$16,544	$20,943	$17,057
05/22	$16,819	$20,912	$17,388
06/22	$15,385	$19,160	$15,869
07/22	$16,367	$20,945	$16,921
08/22	$15,797	$20,141	$16,417
09/22	$14,383	$18,277	$14,977
10/22	$15,699	$19,743	$16,513
11/22	$16,701	$20,811	$17,545
12/22	$15,938	$19,601	$16,838
01/23	$16,822	$20,915	$17,710
02/23	$16,336	$20,417	$17,086
03/23	$16,358	$21,063	$17,007
04/23	$16,557	$21,324	$17,263
05/23	$16,026	$21,423	$16,598
06/23	$17,131	$22,870	$17,700
07/23	$17,795	$23,657	$18,323
08/23	$17,419	$23,243	$17,828
09/23	$16,822	$22,151	$17,140
10/23	$16,159	$21,615	$16,535
11/23	$17,353	$23,634	$17,783
12/23	$18,236	$24,801	$18,768
01/24	$18,521	$25,147	$18,787
02/24	$19,328	$26,505	$19,480
03/24	$20,539	$27,354	$20,454
04/24	$19,376	$26,190	$19,581
05/24	$19,851	$27,423	$20,201
06/24	$19,708	$28,331	$20,011
07/24	$20,682	$28,743	$21,034
08/24	$21,085	$29,425	$21,598
09/24	$21,275	$30,054	$21,898
10/24	$21,228	$29,844	$21,657
11/24	$22,629	$31,765	$23,040
12/24	$21,042	$30,880	$21,464
01/25	$21,726	$31,863	$22,458
02/25	$21,674	$31,305	$22,549
03/25	$21,015	$29,493	$21,923
04/25	$20,409	$29,318	$21,255
05/25	$21,173	$31,190	$22,001
06/25	$21,779	$32,769	$22,753
07/25	$21,911	$33,497	$22,884
08/25	$22,780	$34,202	$23,613
09/25	$23,096	$35,388	$23,966
10/25	$23,069	$36,152	$24,072
11/25	$23,491	$36,240	$24,711
12/25	$23,907	$36,242	$24,879
01/26	$24,614	$36,741	$26,014
02/26	$25,527	$36,544	$26,689
03/26	$24,408	$34,727	$25,401
04/26	$26,557	$38,236	$27,473
05/26	$27,588	$40,187	$28,282
06/26	$27,764	$39,981	$28,917
07/26	$29,266	$39,841	$30,022

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	33.57	12.66	11.34
Class C (including sales charges)	32.57	12.66	11.34
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Value Index	31.19	11.83	11.62

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 213,926,855
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,386,717
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$213,926,855
Total number of portfolio holdings	96
Management services fees (represents 0.75% of Fund average net assets)	$1,386,717
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.8%
Information Technology	18.4%
Health Care	12.5%
Industrials	10.7%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Energy	6.3%
Materials	3.8%
Utilities	3.6%
Communication Services	3.5%
Other	3.1%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Apple, Inc.	6.6%
Amazon.com, Inc.	4.4%
Microsoft Corp.	3.6%
ExxonMobil Holdings Corp.	2.7%
Cisco Systems, Inc.	2.6%
Bristol-Myers Squibb Co.	2.1%
MetLife, Inc.	2.0%
Valero Energy Corp.	1.9%
Automatic Data Processing, Inc.	1.9%
General Dynamics Corp.	1.9%

Material Fund Change [Text Block]
C000097427
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Institutional Class
Trading Symbol	CVQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$92	0.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection was the primary driver of performance relative to the benchmark, with particularly strong contributions from the health care, materials and energy sectors.

Allocations | Sector positioning added value through exposures to the consumer staples, energy and utilities sectors while avoiding some weaker benchmark exposures.

Individual holdings | Among the largest positive contributors to Fund performance were holdings such as Advanced Micro Devices, Jazz Pharmaceuticals and Valero Energy, which generated favorable stock-specific attribution versus the benchmark.

Top Performance Detractors

Stock selection | Security selection detracted most within the information technology, real estate, communication services, industrials and consumer staples sectors.

Allocations | Sector allocation detracted, primarily due to positioning in the information technology, communication services and industrials sectors, as well as the Fund’s cash position.

Individual holdings | Among the largest detractors were positions including Meta Platforms, Sandisk Corporation and Micron Technology, which weighed on Fund performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Disciplined Value Fund Institutional Class ($32,337)	Russell 1000® Index ($39,841)	Russell 1000® Value Index ($30,022)
07/16	$10,000	$10,000	$10,000
08/16	$10,054	$10,013	$10,077
09/16	$10,043	$10,021	$10,056
10/16	$9,892	$9,826	$9,900
11/16	$10,486	$10,213	$10,466
12/16	$10,699	$10,405	$10,727
01/17	$10,754	$10,614	$10,804
02/17	$11,127	$11,025	$11,192
03/17	$11,050	$11,032	$11,078
04/17	$11,083	$11,149	$11,057
05/17	$11,006	$11,291	$11,047
06/17	$11,259	$11,370	$11,227
07/17	$11,446	$11,595	$11,376
08/17	$11,435	$11,631	$11,244
09/17	$11,819	$11,879	$11,577
10/17	$11,984	$12,151	$11,661
11/17	$12,456	$12,522	$12,018
12/17	$12,634	$12,662	$12,193
01/18	$13,296	$13,357	$12,665
02/18	$12,634	$12,866	$12,060
03/18	$12,374	$12,574	$11,848
04/18	$12,445	$12,617	$11,887
05/18	$12,433	$12,939	$11,958
06/18	$12,315	$13,023	$11,987
07/18	$12,918	$13,472	$12,462
08/18	$13,142	$13,936	$12,646
09/18	$13,190	$13,989	$12,671
10/18	$12,315	$12,999	$12,015
11/18	$12,611	$13,264	$12,373
12/18	$11,486	$12,056	$11,185
01/19	$12,290	$13,066	$12,056
02/19	$12,541	$13,509	$12,441
03/19	$12,554	$13,744	$12,520
04/19	$12,962	$14,299	$12,964
05/19	$11,934	$13,388	$12,131
06/19	$12,857	$14,327	$13,002
07/19	$12,844	$14,550	$13,109
08/19	$12,369	$14,283	$12,724
09/19	$12,870	$14,531	$13,178
10/19	$13,055	$14,839	$13,362
11/19	$13,398	$15,400	$13,775
12/19	$13,720	$15,845	$14,154
01/20	$13,397	$15,862	$13,850
02/20	$12,093	$14,565	$12,508
03/20	$10,304	$12,641	$10,371
04/20	$11,374	$14,311	$11,537
05/20	$11,785	$15,066	$11,932
06/20	$11,726	$15,399	$11,853
07/20	$12,005	$16,301	$12,321
08/20	$12,532	$17,497	$12,831
09/20	$12,137	$16,858	$12,516
10/20	$11,917	$16,451	$12,351
11/20	$13,441	$18,389	$14,012
12/20	$14,053	$19,166	$14,550
01/21	$13,948	$19,008	$14,416
02/21	$14,798	$19,559	$15,288
03/21	$15,828	$20,299	$16,187
04/21	$16,365	$21,392	$16,835
05/21	$16,827	$21,494	$17,228
06/21	$16,603	$22,032	$17,030
07/21	$16,932	$22,490	$17,166
08/21	$17,469	$23,141	$17,507
09/21	$16,723	$22,078	$16,898
10/21	$17,454	$23,610	$17,756
11/21	$16,991	$23,293	$17,130
12/21	$18,265	$24,236	$18,210
01/22	$17,911	$22,870	$17,786
02/22	$17,812	$22,242	$17,580
03/22	$18,206	$22,993	$18,076
04/22	$17,517	$20,943	$17,057
05/22	$17,812	$20,912	$17,388
06/22	$16,316	$19,160	$15,869
07/22	$17,360	$20,945	$16,921
08/22	$16,789	$20,141	$16,417
09/22	$15,293	$18,277	$14,977
10/22	$16,690	$19,743	$16,513
11/22	$17,793	$20,811	$17,545
12/22	$16,981	$19,601	$16,838
01/23	$17,958	$20,915	$17,710
02/23	$17,447	$20,417	$17,086
03/23	$17,492	$21,063	$17,007
04/23	$17,692	$21,324	$17,263
05/23	$17,158	$21,423	$16,598
06/23	$18,336	$22,870	$17,700
07/23	$19,070	$23,657	$18,323
08/23	$18,670	$23,243	$17,828
09/23	$18,047	$22,151	$17,140
10/23	$17,358	$21,615	$16,535
11/23	$18,647	$23,634	$17,783
12/23	$19,630	$24,801	$18,768
01/24	$19,942	$25,147	$18,787
02/24	$20,830	$26,505	$19,480
03/24	$22,173	$27,354	$20,454
04/24	$20,926	$26,190	$19,581
05/24	$21,477	$27,423	$20,201
06/24	$21,309	$28,331	$20,011
07/24	$22,389	$28,743	$21,034
08/24	$22,869	$29,425	$21,598
09/24	$23,085	$30,054	$21,898
10/24	$23,037	$29,844	$21,657
11/24	$24,573	$31,765	$23,040
12/24	$22,863	$30,880	$21,464
01/25	$23,637	$31,863	$22,458
02/25	$23,583	$31,305	$22,549
03/25	$22,890	$29,493	$21,923
04/25	$22,250	$29,318	$21,255
05/25	$23,103	$31,190	$22,001
06/25	$23,824	$32,769	$22,753
07/25	$23,957	$33,497	$22,884
08/25	$24,917	$34,202	$23,613
09/25	$25,318	$35,388	$23,966
10/25	$25,291	$36,152	$24,072
11/25	$25,771	$36,240	$24,711
12/25	$26,276	$36,242	$24,879
01/26	$27,052	$36,741	$26,014
02/26	$28,068	$36,544	$26,689
03/26	$26,873	$34,727	$25,401
04/26	$29,262	$38,236	$27,473
05/26	$30,426	$40,187	$28,282
06/26	$30,635	$39,981	$28,917
07/26	$32,337	$39,841	$30,022

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	34.98	13.82	12.45
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Value Index	31.19	11.83	11.62

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 213,926,855
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,386,717
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$213,926,855
Total number of portfolio holdings	96
Management services fees (represents 0.75% of Fund average net assets)	$1,386,717
Portfolio turnover for the reporting period	63%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.8%
Information Technology	18.4%
Health Care	12.5%
Industrials	10.7%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Energy	6.3%
Materials	3.8%
Utilities	3.6%
Communication Services	3.5%
Other	3.1%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Apple, Inc.	6.6%
Amazon.com, Inc.	4.4%
Microsoft Corp.	3.6%
ExxonMobil Holdings Corp.	2.7%
Cisco Systems, Inc.	2.6%
Bristol-Myers Squibb Co.	2.1%
MetLife, Inc.	2.0%
Valero Energy Corp.	1.9%
Automatic Data Processing, Inc.	1.9%
General Dynamics Corp.	1.9%

Material Fund Change [Text Block]
C000097331
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class A
Trading Symbol	RFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Floating Rate Fund Class A (including sales charges) ($15,024)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$9,705	$10,000	$10,000
08/16	$9,781	$9,989	$10,079
09/16	$9,856	$9,983	$10,167
10/16	$9,909	$9,906	$10,245
11/16	$9,940	$9,672	$10,278
12/16	$10,049	$9,686	$10,396
01/17	$10,080	$9,705	$10,451
02/17	$10,134	$9,770	$10,513
03/17	$10,131	$9,765	$10,521
04/17	$10,162	$9,840	$10,567
05/17	$10,192	$9,916	$10,607
06/17	$10,188	$9,906	$10,600
07/17	$10,262	$9,949	$10,683
08/17	$10,257	$10,038	$10,668
09/17	$10,308	$9,990	$10,712
10/17	$10,371	$9,996	$10,783
11/17	$10,388	$9,983	$10,796
12/17	$10,432	$10,029	$10,837
01/18	$10,568	$9,913	$10,954
02/18	$10,589	$9,819	$10,974
03/18	$10,599	$9,882	$11,009
04/18	$10,645	$9,809	$11,063
05/18	$10,668	$9,879	$11,084
06/18	$10,656	$9,867	$11,095
07/18	$10,749	$9,869	$11,187
08/18	$10,785	$9,932	$11,233
09/18	$10,845	$9,868	$11,309
10/18	$10,813	$9,790	$11,310
11/18	$10,703	$9,849	$11,218
12/18	$10,437	$10,030	$10,961
01/19	$10,683	$10,136	$11,213
02/19	$10,847	$10,131	$11,389
03/19	$10,817	$10,325	$11,375
04/19	$10,992	$10,328	$11,556
05/19	$10,938	$10,511	$11,530
06/19	$10,969	$10,643	$11,555
07/19	$11,050	$10,666	$11,646
08/19	$11,021	$10,943	$11,613
09/19	$11,054	$10,885	$11,662
10/19	$11,012	$10,917	$11,605
11/19	$11,058	$10,912	$11,669
12/19	$11,229	$10,904	$11,857
01/20	$11,273	$11,114	$11,920
02/20	$11,077	$11,314	$11,759
03/20	$9,624	$11,247	$10,293
04/20	$10,009	$11,447	$10,735
05/20	$10,403	$11,501	$11,143
06/20	$10,516	$11,573	$11,293
07/20	$10,707	$11,746	$11,506
08/20	$10,871	$11,651	$11,679
09/20	$10,941	$11,645	$11,759
10/20	$10,940	$11,593	$11,780
11/20	$11,198	$11,707	$12,030
12/20	$11,350	$11,723	$12,187
01/21	$11,485	$11,639	$12,341
02/21	$11,547	$11,471	$12,424
03/21	$11,537	$11,327	$12,431
04/21	$11,596	$11,417	$12,495
05/21	$11,684	$11,454	$12,559
06/21	$11,716	$11,535	$12,611
07/21	$11,707	$11,664	$12,610
08/21	$11,752	$11,641	$12,672
09/21	$11,821	$11,541	$12,754
10/21	$11,837	$11,537	$12,784
11/21	$11,794	$11,572	$12,764
12/21	$11,862	$11,542	$12,845
01/22	$11,879	$11,293	$12,891
02/22	$11,804	$11,167	$12,827
03/22	$11,816	$10,857	$12,832
04/22	$11,780	$10,445	$12,854
05/22	$11,469	$10,512	$12,531
06/22	$11,164	$10,347	$12,273
07/22	$11,390	$10,600	$12,502
08/22	$11,540	$10,301	$12,694
09/22	$11,238	$9,856	$12,419
10/22	$11,375	$9,728	$12,525
11/22	$11,534	$10,086	$12,664
12/22	$11,543	$10,040	$12,709
01/23	$11,828	$10,349	$13,035
02/23	$11,869	$10,082	$13,117
03/23	$11,831	$10,338	$13,104
04/23	$11,927	$10,400	$13,228
05/23	$11,936	$10,287	$13,217
06/23	$12,180	$10,250	$13,513
07/23	$12,337	$10,243	$13,689
08/23	$12,487	$10,178	$13,847
09/23	$12,563	$9,919	$13,968
10/23	$12,540	$9,763	$13,973
11/23	$12,725	$10,205	$14,139
12/23	$12,896	$10,595	$14,367
01/24	$12,949	$10,566	$14,479
02/24	$13,077	$10,417	$14,609
03/24	$13,170	$10,513	$14,729
04/24	$13,263	$10,248	$14,830
05/24	$13,350	$10,421	$14,964
06/24	$13,364	$10,520	$15,005
07/24	$13,468	$10,766	$15,115
08/24	$13,524	$10,920	$15,205
09/24	$13,623	$11,067	$15,317
10/24	$13,737	$10,792	$15,446
11/24	$13,860	$10,906	$15,576
12/24	$13,925	$10,728	$15,667
01/25	$14,018	$10,785	$15,780
02/25	$14,022	$11,022	$15,804
03/25	$13,960	$11,026	$15,763
04/25	$13,976	$11,070	$15,753
05/25	$14,202	$10,990	$16,002
06/25	$14,318	$11,159	$16,130
07/25	$14,452	$11,130	$16,263
08/25	$14,525	$11,263	$16,324
09/25	$14,575	$11,386	$16,402
10/25	$14,601	$11,457	$16,450
11/25	$14,653	$11,528	$16,485
12/25	$14,733	$11,511	$16,597
01/26	$14,657	$11,523	$16,553
02/26	$14,552	$11,712	$16,417
03/26	$14,662	$11,506	$16,518
04/26	$14,840	$11,519	$16,720
05/26	$14,937	$11,554	$16,801
06/26	$14,917	$11,582	$16,823
07/26	$15,024	$11,431	$16,957

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	3.96	5.12	4.47
Class A (including sales charges)	0.83	4.48	4.16
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 741,193,907
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 4,531,220
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Material Fund Change [Text Block]
C000097333
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Class C
Trading Symbol	RFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Floating Rate Fund Class C (including sales charges) ($14,365)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$10,000	$10,000	$10,000
08/16	$10,071	$9,989	$10,079
09/16	$10,142	$9,983	$10,167
10/16	$10,202	$9,906	$10,245
11/16	$10,228	$9,672	$10,278
12/16	$10,322	$9,686	$10,396
01/17	$10,347	$9,705	$10,451
02/17	$10,396	$9,770	$10,513
03/17	$10,387	$9,765	$10,521
04/17	$10,412	$9,840	$10,567
05/17	$10,437	$9,916	$10,607
06/17	$10,426	$9,906	$10,600
07/17	$10,496	$9,949	$10,683
08/17	$10,484	$10,038	$10,668
09/17	$10,529	$9,990	$10,712
10/17	$10,587	$9,996	$10,783
11/17	$10,598	$9,983	$10,796
12/17	$10,648	$10,029	$10,837
01/18	$10,767	$9,913	$10,954
02/18	$10,783	$9,819	$10,974
03/18	$10,787	$9,882	$11,009
04/18	$10,826	$9,809	$11,063
05/18	$10,843	$9,879	$11,084
06/18	$10,835	$9,867	$11,095
07/18	$10,912	$9,869	$11,187
08/18	$10,952	$9,932	$11,233
09/18	$10,995	$9,868	$11,309
10/18	$10,956	$9,790	$11,310
11/18	$10,838	$9,849	$11,218
12/18	$10,562	$10,030	$10,961
01/19	$10,803	$10,136	$11,213
02/19	$10,962	$10,131	$11,389
03/19	$10,925	$10,325	$11,375
04/19	$11,096	$10,328	$11,556
05/19	$11,033	$10,511	$11,530
06/19	$11,058	$10,643	$11,555
07/19	$11,133	$10,666	$11,646
08/19	$11,096	$10,943	$11,613
09/19	$11,123	$10,885	$11,662
10/19	$11,074	$10,917	$11,605
11/19	$11,113	$10,912	$11,669
12/19	$11,278	$10,904	$11,857
01/20	$11,328	$11,114	$11,920
02/20	$11,112	$11,314	$11,759
03/20	$9,661	$11,247	$10,293
04/20	$10,027	$11,447	$10,735
05/20	$10,416	$11,501	$11,143
06/20	$10,523	$11,573	$11,293
07/20	$10,706	$11,746	$11,506
08/20	$10,877	$11,651	$11,679
09/20	$10,930	$11,645	$11,759
10/20	$10,922	$11,593	$11,780
11/20	$11,173	$11,707	$12,030
12/20	$11,314	$11,723	$12,187
01/21	$11,444	$11,639	$12,341
02/21	$11,499	$11,471	$12,424
03/21	$11,482	$11,327	$12,431
04/21	$11,531	$11,417	$12,495
05/21	$11,613	$11,454	$12,559
06/21	$11,638	$11,535	$12,611
07/21	$11,622	$11,664	$12,610
08/21	$11,659	$11,641	$12,672
09/21	$11,718	$11,541	$12,754
10/21	$11,730	$11,537	$12,784
11/21	$11,679	$11,572	$12,764
12/21	$11,740	$11,542	$12,845
01/22	$11,749	$11,293	$12,891
02/22	$11,668	$11,167	$12,827
03/22	$11,672	$10,857	$12,832
04/22	$11,629	$10,445	$12,854
05/22	$11,315	$10,512	$12,531
06/22	$11,008	$10,347	$12,273
07/22	$11,223	$10,600	$12,502
08/22	$11,360	$10,301	$12,694
09/22	$11,060	$9,856	$12,419
10/22	$11,187	$9,728	$12,525
11/22	$11,333	$10,086	$12,664
12/22	$11,338	$10,040	$12,709
01/23	$11,611	$10,349	$13,035
02/23	$11,641	$10,082	$13,117
03/23	$11,597	$10,338	$13,104
04/23	$11,683	$10,400	$13,228
05/23	$11,684	$10,287	$13,217
06/23	$11,919	$10,250	$13,513
07/23	$12,066	$10,243	$13,689
08/23	$12,201	$10,178	$13,847
09/23	$12,271	$9,919	$13,968
10/23	$12,242	$9,763	$13,973
11/23	$12,410	$10,205	$14,139
12/23	$12,573	$10,595	$14,367
01/24	$12,613	$10,566	$14,479
02/24	$12,734	$10,417	$14,609
03/24	$12,812	$10,513	$14,729
04/24	$12,900	$10,248	$14,830
05/24	$12,976	$10,421	$14,964
06/24	$12,981	$10,520	$15,005
07/24	$13,070	$10,766	$15,115
08/24	$13,120	$10,920	$15,205
09/24	$13,204	$11,067	$15,317
10/24	$13,310	$10,792	$15,446
11/24	$13,421	$10,906	$15,576
12/24	$13,472	$10,728	$15,667
01/25	$13,557	$10,785	$15,780
02/25	$13,549	$11,022	$15,804
03/25	$13,485	$11,026	$15,763
04/25	$13,488	$11,070	$15,753
05/25	$13,701	$10,990	$16,002
06/25	$13,801	$11,159	$16,130
07/25	$13,926	$11,130	$16,263
08/25	$13,986	$11,263	$16,324
09/25	$14,023	$11,386	$16,402
10/25	$14,042	$11,457	$16,450
11/25	$14,080	$11,528	$16,485
12/25	$14,147	$11,511	$16,597
01/26	$14,066	$11,523	$16,553
02/26	$13,957	$11,712	$16,417
03/26	$14,058	$11,506	$16,518
04/26	$14,219	$11,519	$16,720
05/26	$14,299	$11,554	$16,801
06/26	$14,275	$11,582	$16,823
07/26	$14,365	$11,431	$16,957

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	3.16	4.33	3.69
Class C (including sales charges)	2.18	4.33	3.69
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 741,193,907
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 4,531,220
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Material Fund Change [Text Block]
C000097339
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	CFRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Floating Rate Fund Institutional Class ($15,866)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$10,000	$10,000	$10,000
08/16	$10,080	$9,989	$10,079
09/16	$10,159	$9,983	$10,167
10/16	$10,216	$9,906	$10,245
11/16	$10,251	$9,672	$10,278
12/16	$10,354	$9,686	$10,396
01/17	$10,400	$9,705	$10,451
02/17	$10,457	$9,770	$10,513
03/17	$10,457	$9,765	$10,521
04/17	$10,491	$9,840	$10,567
05/17	$10,512	$9,916	$10,607
06/17	$10,522	$9,906	$10,600
07/17	$10,601	$9,949	$10,683
08/17	$10,598	$10,038	$10,668
09/17	$10,641	$9,990	$10,712
10/17	$10,720	$9,996	$10,783
11/17	$10,740	$9,983	$10,796
12/17	$10,788	$10,029	$10,837
01/18	$10,931	$9,913	$10,954
02/18	$10,943	$9,819	$10,974
03/18	$10,968	$9,882	$11,009
04/18	$11,005	$9,809	$11,063
05/18	$11,043	$9,879	$11,084
06/18	$11,033	$9,867	$11,095
07/18	$11,132	$9,869	$11,187
08/18	$11,171	$9,932	$11,233
09/18	$11,236	$9,868	$11,309
10/18	$11,193	$9,790	$11,310
11/18	$11,093	$9,849	$11,218
12/18	$10,820	$10,030	$10,961
01/19	$11,077	$10,136	$11,213
02/19	$11,249	$10,131	$11,389
03/19	$11,220	$10,325	$11,375
04/19	$11,405	$10,328	$11,556
05/19	$11,350	$10,511	$11,530
06/19	$11,385	$10,643	$11,555
07/19	$11,471	$10,666	$11,646
08/19	$11,444	$10,943	$11,613
09/19	$11,480	$10,885	$11,662
10/19	$11,439	$10,917	$11,605
11/19	$11,476	$10,912	$11,669
12/19	$11,670	$10,904	$11,857
01/20	$11,718	$11,114	$11,920
02/20	$11,516	$11,314	$11,759
03/20	$10,006	$11,247	$10,293
04/20	$10,408	$11,447	$10,735
05/20	$10,822	$11,501	$11,143
06/20	$10,941	$11,573	$11,293
07/20	$11,128	$11,746	$11,506
08/20	$11,316	$11,651	$11,679
09/20	$11,391	$11,645	$11,759
10/20	$11,392	$11,593	$11,780
11/20	$11,664	$11,707	$12,030
12/20	$11,821	$11,723	$12,187
01/21	$11,964	$11,639	$12,341
02/21	$12,035	$11,471	$12,424
03/21	$12,027	$11,327	$12,431
04/21	$12,088	$11,417	$12,495
05/21	$12,181	$11,454	$12,559
06/21	$12,221	$11,535	$12,611
07/21	$12,211	$11,664	$12,610
08/21	$12,260	$11,641	$12,672
09/21	$12,335	$11,541	$12,754
10/21	$12,358	$11,537	$12,784
11/21	$12,311	$11,572	$12,764
12/21	$12,389	$11,542	$12,845
01/22	$12,406	$11,293	$12,891
02/22	$12,330	$11,167	$12,827
03/22	$12,345	$10,857	$12,832
04/22	$12,310	$10,445	$12,854
05/22	$11,990	$10,512	$12,531
06/22	$11,674	$10,347	$12,273
07/22	$11,909	$10,600	$12,502
08/22	$12,068	$10,301	$12,694
09/22	$11,758	$9,856	$12,419
10/22	$11,904	$9,728	$12,525
11/22	$12,069	$10,086	$12,664
12/22	$12,085	$10,040	$12,709
01/23	$12,386	$10,349	$13,035
02/23	$12,428	$10,082	$13,117
03/23	$12,391	$10,338	$13,104
04/23	$12,493	$10,400	$13,228
05/23	$12,505	$10,287	$13,217
06/23	$12,767	$10,250	$13,513
07/23	$12,935	$10,243	$13,689
08/23	$13,091	$10,178	$13,847
09/23	$13,177	$9,919	$13,968
10/23	$13,157	$9,763	$13,973
11/23	$13,349	$10,205	$14,139
12/23	$13,535	$10,595	$14,367
01/24	$13,590	$10,566	$14,479
02/24	$13,731	$10,417	$14,609
03/24	$13,827	$10,513	$14,729
04/24	$13,933	$10,248	$14,830
05/24	$14,022	$10,421	$14,964
06/24	$14,040	$10,520	$15,005
07/24	$14,152	$10,766	$15,115
08/24	$14,218	$10,920	$15,205
09/24	$14,321	$11,067	$15,317
10/24	$14,448	$10,792	$15,446
11/24	$14,580	$10,906	$15,576
12/24	$14,648	$10,728	$15,667
01/25	$14,753	$10,785	$15,780
02/25	$14,755	$11,022	$15,804
03/25	$14,698	$11,026	$15,763
04/25	$14,713	$11,070	$15,753
05/25	$14,959	$10,990	$16,002
06/25	$15,080	$11,159	$16,130
07/25	$15,229	$11,130	$16,263
08/25	$15,308	$11,263	$16,324
09/25	$15,360	$11,386	$16,402
10/25	$15,395	$11,457	$16,450
11/25	$15,449	$11,528	$16,485
12/25	$15,536	$11,511	$16,597
01/26	$15,459	$11,523	$16,553
02/26	$15,351	$11,712	$16,417
03/26	$15,475	$11,506	$16,518
04/26	$15,666	$11,519	$16,720
05/26	$15,768	$11,554	$16,801
06/26	$15,754	$11,582	$16,823
07/26	$15,866	$11,431	$16,957

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.19	5.38	4.72
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 741,193,907
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 4,531,220
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Material Fund Change [Text Block]
C000097337
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 2 Class
Trading Symbol	RFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Floating Rate Fund Institutional 2 Class ($15,939)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$10,000	$10,000	$10,000
08/16	$10,080	$9,989	$10,079
09/16	$10,160	$9,983	$10,167
10/16	$10,228	$9,906	$10,245
11/16	$10,263	$9,672	$10,278
12/16	$10,367	$9,686	$10,396
01/17	$10,413	$9,705	$10,451
02/17	$10,458	$9,770	$10,513
03/17	$10,458	$9,765	$10,521
04/17	$10,504	$9,840	$10,567
05/17	$10,526	$9,916	$10,607
06/17	$10,525	$9,906	$10,600
07/17	$10,604	$9,949	$10,683
08/17	$10,601	$10,038	$10,668
09/17	$10,657	$9,990	$10,712
10/17	$10,724	$9,996	$10,783
11/17	$10,756	$9,983	$10,796
12/17	$10,804	$10,029	$10,837
01/18	$10,947	$9,913	$10,954
02/18	$10,959	$9,819	$10,974
03/18	$10,973	$9,882	$11,009
04/18	$11,023	$9,809	$11,063
05/18	$11,049	$9,879	$11,084
06/18	$11,051	$9,867	$11,095
07/18	$11,151	$9,869	$11,187
08/18	$11,190	$9,932	$11,233
09/18	$11,243	$9,868	$11,309
10/18	$11,213	$9,790	$11,310
11/18	$11,102	$9,849	$11,218
12/18	$10,830	$10,030	$10,961
01/19	$11,099	$10,136	$11,213
02/19	$11,259	$10,131	$11,389
03/19	$11,230	$10,325	$11,375
04/19	$11,415	$10,328	$11,556
05/19	$11,361	$10,511	$11,530
06/19	$11,396	$10,643	$11,555
07/19	$11,483	$10,666	$11,646
08/19	$11,456	$10,943	$11,613
09/19	$11,505	$10,885	$11,662
10/19	$11,452	$10,917	$11,605
11/19	$11,503	$10,912	$11,669
12/19	$11,696	$10,904	$11,857
01/20	$11,745	$11,114	$11,920
02/20	$11,531	$11,314	$11,759
03/20	$10,027	$11,247	$10,293
04/20	$10,428	$11,447	$10,735
05/20	$10,841	$11,501	$11,143
06/20	$10,961	$11,573	$11,293
07/20	$11,161	$11,746	$11,506
08/20	$11,349	$11,651	$11,679
09/20	$11,417	$11,645	$11,759
10/20	$11,415	$11,593	$11,780
11/20	$11,687	$11,707	$12,030
12/20	$11,847	$11,723	$12,187
01/21	$11,991	$11,639	$12,341
02/21	$12,062	$11,471	$12,424
03/21	$12,055	$11,327	$12,431
04/21	$12,116	$11,417	$12,495
05/21	$12,213	$11,454	$12,559
06/21	$12,250	$11,535	$12,611
07/21	$12,244	$11,664	$12,610
08/21	$12,294	$11,641	$12,672
09/21	$12,365	$11,541	$12,754
10/21	$12,389	$11,537	$12,784
11/21	$12,346	$11,572	$12,764
12/21	$12,421	$11,542	$12,845
01/22	$12,442	$11,293	$12,891
02/22	$12,367	$11,167	$12,827
03/22	$12,382	$10,857	$12,832
04/22	$12,344	$10,445	$12,854
05/22	$12,022	$10,512	$12,531
06/22	$11,707	$10,347	$12,273
07/22	$11,946	$10,600	$12,502
08/22	$12,105	$10,301	$12,694
09/22	$11,793	$9,856	$12,419
10/22	$11,939	$9,728	$12,525
11/22	$12,108	$10,086	$12,664
12/22	$12,121	$10,040	$12,709
01/23	$12,423	$10,349	$13,035
02/23	$12,469	$10,082	$13,117
03/23	$12,429	$10,338	$13,104
04/23	$12,536	$10,400	$13,228
05/23	$12,549	$10,287	$13,217
06/23	$12,807	$10,250	$13,513
07/23	$12,976	$10,243	$13,689
08/23	$13,136	$10,178	$13,847
09/23	$13,219	$9,919	$13,968
10/23	$13,199	$9,763	$13,973
11/23	$13,397	$10,205	$14,139
12/23	$13,579	$10,595	$14,367
01/24	$13,639	$10,566	$14,479
02/24	$13,776	$10,417	$14,609
03/24	$13,877	$10,513	$14,729
04/24	$13,979	$10,248	$14,830
05/24	$14,074	$10,421	$14,964
06/24	$14,092	$10,520	$15,005
07/24	$14,204	$10,766	$15,115
08/24	$14,267	$10,920	$15,205
09/24	$14,375	$11,067	$15,317
10/24	$14,502	$10,792	$15,446
11/24	$14,635	$10,906	$15,576
12/24	$14,704	$10,728	$15,667
01/25	$14,809	$10,785	$15,780
02/25	$14,813	$11,022	$15,804
03/25	$14,756	$11,026	$15,763
04/25	$14,772	$11,070	$15,753
05/25	$15,019	$10,990	$16,002
06/25	$15,141	$11,159	$16,130
07/25	$15,291	$11,130	$16,263
08/25	$15,371	$11,263	$16,324
09/25	$15,424	$11,386	$16,402
10/25	$15,460	$11,457	$16,450
11/25	$15,515	$11,528	$16,485
12/25	$15,602	$11,511	$16,597
01/26	$15,527	$11,523	$16,553
02/26	$15,420	$11,712	$16,417
03/26	$15,540	$11,506	$16,518
04/26	$15,732	$11,519	$16,720
05/26	$15,839	$11,554	$16,801
06/26	$15,822	$11,582	$16,823
07/26	$15,939	$11,431	$16,957

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.24	5.42	4.77
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 741,193,907
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 4,531,220
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Material Fund Change [Text Block]
C000158965
Shareholder Report [Line Items]
Fund Name	Columbia Floating Rate Fund
Class Name	Institutional 3 Class
Trading Symbol	CFRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | The Fund’s overweight allocation relative to the benchmark in the utilities, gaming and leisure and energy sectors boosted the Fund’s relative performance.

Selection | Holdings that contributed positively to the Fund’s performance relative to the benchmark included a Texas-based power company, a telecom and broadband fiber provider, an international satellite operator, and a data center managed services provider.

Top Performance Detractors

Allocation | The largest detractor from the Fund’s performance relative to the benchmark was an underweight allocation to the health care sector. Underweight positions in the financials and retail sectors also detracted from the Fund’s relative performance.

Selection | The most significant credit event that detracted from the Fund’s performance was an unexpected bankruptcy, and subsequent findings of fraud, by an automotive aftermarket parts manufacturer. Fund performance was also negatively impacted by the poor performance of a defense contractor and an enterprise software provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Floating Rate Fund Institutional 3 Class ($15,997)	Bloomberg U.S. Aggregate Bond Index ($11,431)	S&P UBS Leveraged Loan Index ($16,957)
07/16	$10,000	$10,000	$10,000
08/16	$10,081	$9,989	$10,079
09/16	$10,161	$9,983	$10,167
10/16	$10,231	$9,906	$10,245
11/16	$10,266	$9,672	$10,278
12/16	$10,370	$9,686	$10,396
01/17	$10,405	$9,705	$10,451
02/17	$10,463	$9,770	$10,513
03/17	$10,463	$9,765	$10,521
04/17	$10,498	$9,840	$10,567
05/17	$10,521	$9,916	$10,607
06/17	$10,531	$9,906	$10,600
07/17	$10,611	$9,949	$10,683
08/17	$10,609	$10,038	$10,668
09/17	$10,653	$9,990	$10,712
10/17	$10,732	$9,996	$10,783
11/17	$10,753	$9,983	$10,796
12/17	$10,801	$10,029	$10,837
01/18	$10,945	$9,913	$10,954
02/18	$10,958	$9,819	$10,974
03/18	$10,984	$9,882	$11,009
04/18	$11,023	$9,809	$11,063
05/18	$11,061	$9,879	$11,084
06/18	$11,052	$9,867	$11,095
07/18	$11,152	$9,869	$11,187
08/18	$11,192	$9,932	$11,233
09/18	$11,258	$9,868	$11,309
10/18	$11,216	$9,790	$11,310
11/18	$11,117	$9,849	$11,218
12/18	$10,844	$10,030	$10,961
01/19	$11,102	$10,136	$11,213
02/19	$11,275	$10,131	$11,389
03/19	$11,247	$10,325	$11,375
04/19	$11,433	$10,328	$11,556
05/19	$11,379	$10,511	$11,530
06/19	$11,414	$10,643	$11,555
07/19	$11,502	$10,666	$11,646
08/19	$11,475	$10,943	$11,613
09/19	$11,512	$10,885	$11,662
10/19	$11,472	$10,917	$11,605
11/19	$11,510	$10,912	$11,669
12/19	$11,705	$10,904	$11,857
01/20	$11,754	$11,114	$11,920
02/20	$11,553	$11,314	$11,759
03/20	$10,040	$11,247	$10,293
04/20	$10,444	$11,447	$10,735
05/20	$10,859	$11,501	$11,143
06/20	$10,980	$11,573	$11,293
07/20	$11,168	$11,746	$11,506
08/20	$11,357	$11,651	$11,679
09/20	$11,430	$11,645	$11,759
10/20	$11,432	$11,593	$11,780
11/20	$11,706	$11,707	$12,030
12/20	$11,864	$11,723	$12,187
01/21	$12,009	$11,639	$12,341
02/21	$12,080	$11,471	$12,424
03/21	$12,073	$11,327	$12,431
04/21	$12,135	$11,417	$12,495
05/21	$12,234	$11,454	$12,559
06/21	$12,271	$11,535	$12,611
07/21	$12,265	$11,664	$12,610
08/21	$12,316	$11,641	$12,672
09/21	$12,388	$11,541	$12,754
10/21	$12,412	$11,537	$12,784
11/21	$12,370	$11,572	$12,764
12/21	$12,446	$11,542	$12,845
01/22	$12,467	$11,293	$12,891
02/22	$12,392	$11,167	$12,827
03/22	$12,407	$10,857	$12,832
04/22	$12,369	$10,445	$12,854
05/22	$12,049	$10,512	$12,531
06/22	$11,733	$10,347	$12,273
07/22	$11,970	$10,600	$12,502
08/22	$12,131	$10,301	$12,694
09/22	$11,820	$9,856	$12,419
10/22	$11,968	$9,728	$12,525
11/22	$12,135	$10,086	$12,664
12/22	$12,148	$10,040	$12,709
01/23	$12,455	$10,349	$13,035
02/23	$12,497	$10,082	$13,117
03/23	$12,461	$10,338	$13,104
04/23	$12,565	$10,400	$13,228
05/23	$12,578	$10,287	$13,217
06/23	$12,842	$10,250	$13,513
07/23	$13,012	$10,243	$13,689
08/23	$13,169	$10,178	$13,847
09/23	$13,257	$9,919	$13,968
10/23	$13,237	$9,763	$13,973
11/23	$13,431	$10,205	$14,139
12/23	$13,619	$10,595	$14,367
01/24	$13,676	$10,566	$14,479
02/24	$13,817	$10,417	$14,609
03/24	$13,916	$10,513	$14,729
04/24	$14,023	$10,248	$14,830
05/24	$14,114	$10,421	$14,964
06/24	$14,132	$10,520	$15,005
07/24	$14,246	$10,766	$15,115
08/24	$14,314	$10,920	$15,205
09/24	$14,418	$11,067	$15,317
10/24	$14,547	$10,792	$15,446
11/24	$14,681	$10,906	$15,576
12/24	$14,750	$10,728	$15,667
01/25	$14,856	$10,785	$15,780
02/25	$14,860	$11,022	$15,804
03/25	$14,803	$11,026	$15,763
04/25	$14,820	$11,070	$15,753
05/25	$15,068	$10,990	$16,002
06/25	$15,191	$11,159	$16,130
07/25	$15,342	$11,130	$16,263
08/25	$15,423	$11,263	$16,324
09/25	$15,476	$11,386	$16,402
10/25	$15,512	$11,457	$16,450
11/25	$15,567	$11,528	$16,485
12/25	$15,656	$11,511	$16,597
01/26	$15,580	$11,523	$16,553
02/26	$15,473	$11,712	$16,417
03/26	$15,594	$11,506	$16,518
04/26	$15,792	$11,519	$16,720
05/26	$15,895	$11,554	$16,801
06/26	$15,878	$11,582	$16,823
07/26	$15,997	$11,431	$16,957

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.27	5.45	4.81
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
S&P UBS Leveraged Loan Index	4.27	6.10	5.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 741,193,907
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 4,531,220
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$741,193,907
Total number of portfolio holdings	378
Management services fees (represents 0.65% of Fund average net assets)	$4,531,220
Portfolio turnover for the reporting period	70%

Holdings [Text Block]	Asset Categories
Table Summary
Senior Loans	88.4%
Money Market Funds	5.5%
Asset-Backed Securities - Non-Agency	4.8%
Corporate Bonds & Notes	1.2%
Other	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
UKG, Inc. 6.073% 02/10/2031	0.8%
Dayforce Bidco LLC 6.823% 02/04/2033	0.7%
Cotiviti, Inc. 6.397% 05/01/2031	0.6%
Proofpoint, Inc. 6.732% 08/31/2028	0.6%
TK Elevator Midco GmbH 6.704% 04/30/2030	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 6.231% 07/31/2031	0.6%
Nielsen Consumer, Inc. 5.981% 10/31/2030	0.6%
Ascend Learning LLC 6.731% 12/11/2028	0.6%
GAIA Purchaser, Inc. 7.633% 06/25/2033	0.6%
VFH Parent LLC 6.231% 06/21/2031	0.6%

Material Fund Change [Text Block]
C000097525
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Class A
Trading Symbol	IMRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$125	1.17%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset Allocation | Asset allocation decisions were the primary contributor to Fund performance relative to its benchmark during the period. An overweight allocation to equities contributed positively to results. An underweight allocation to cash, which helped fund the portfolio’s overweight equity exposure, also supported relative performance. In addition, the portfolio’s out-of-benchmark allocation to commodities aided results. Within fixed income, an underweight allocation to global bonds contributed positively.

Style Decisions | Style decisions within equities added to overall Fund performance relative to the benchmark, particularly allocations to growth-oriented and small-cap equities as they benefited from favorable market conditions during the period.

Manager Selection | Within fixed income, manager selection contributed positively to relative performance.

Top Performance Detractors

Asset Allocation | The Fund’s out-of-benchmark exposure to high yield detracted from performance relative to the benchmark during the period.

Style Decisions | Positioning within fixed income weighed on the Fund’s relative performance. Currency positioning detracted from relative performance and was the main source of weakness within the asset class.

Manager Selection | Manager selection detracted from relative performance during the period, notably security selection within equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Opportunities Fund Class A (including sales charges) ($16,325)	MSCI ACWI All Cap Index (Net) ($31,052)	Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index ($18,214)	Bloomberg Global Aggregate Index ($10,251)
07/16	$9,423	$10,000	$10,000	$10,000
08/16	$9,439	$10,034	$9,993	$9,951
09/16	$9,509	$10,111	$10,059	$10,006
10/16	$9,314	$9,915	$9,821	$9,728
11/16	$9,189	$10,022	$9,680	$9,342
12/16	$9,301	$10,239	$9,762	$9,299
01/17	$9,469	$10,518	$9,950	$9,404
02/17	$9,621	$10,807	$10,110	$9,448
03/17	$9,717	$10,935	$10,178	$9,463
04/17	$9,885	$11,110	$10,316	$9,570
05/17	$10,118	$11,332	$10,500	$9,718
06/17	$10,134	$11,401	$10,527	$9,709
07/17	$10,406	$11,713	$10,760	$9,872
08/17	$10,510	$11,755	$10,832	$9,970
09/17	$10,574	$12,009	$10,900	$9,880
10/17	$10,703	$12,251	$10,989	$9,843
11/17	$10,895	$12,491	$11,158	$9,952
12/17	$10,991	$12,696	$11,269	$9,987
01/18	$11,432	$13,381	$11,640	$10,106
02/18	$11,127	$12,823	$11,346	$10,016
03/18	$11,079	$12,584	$11,300	$10,123
04/18	$11,007	$12,700	$11,262	$9,961
05/18	$11,079	$12,752	$11,242	$9,885
06/18	$10,983	$12,674	$11,183	$9,841
07/18	$11,055	$13,021	$11,327	$9,825
08/18	$11,039	$13,140	$11,384	$9,835
09/18	$11,031	$13,160	$11,344	$9,750
10/18	$10,526	$12,128	$10,836	$9,641
11/18	$10,622	$12,296	$10,928	$9,671
12/18	$10,218	$11,405	$10,642	$9,867
01/19	$10,773	$12,332	$11,156	$10,017
02/19	$10,909	$12,675	$11,279	$9,959
03/19	$10,990	$12,804	$11,407	$10,084
04/19	$11,175	$13,226	$11,578	$10,054
05/19	$10,829	$12,437	$11,311	$10,190
06/19	$11,311	$13,233	$11,799	$10,416
07/19	$11,263	$13,272	$11,799	$10,387
08/19	$11,207	$12,936	$11,770	$10,599
09/19	$11,223	$13,207	$11,833	$10,491
10/19	$11,392	$13,571	$12,036	$10,561
11/19	$11,528	$13,908	$12,140	$10,481
12/19	$11,814	$14,404	$12,392	$10,542
01/20	$11,806	$14,212	$12,388	$10,676
02/20	$11,380	$13,045	$11,921	$10,748
03/20	$10,317	$11,163	$10,928	$10,507
04/20	$11,012	$12,395	$11,638	$10,714
05/20	$11,290	$12,967	$11,932	$10,761
06/20	$11,519	$13,383	$12,177	$10,856
07/20	$11,994	$14,077	$12,686	$11,202
08/20	$12,337	$14,931	$13,061	$11,185
09/20	$12,116	$14,472	$12,837	$11,145
10/20	$11,961	$14,159	$12,705	$11,156
11/20	$12,812	$15,956	$13,626	$11,359
12/20	$13,293	$16,753	$14,058	$11,511
01/21	$13,225	$16,732	$13,987	$11,410
02/21	$13,267	$17,185	$14,056	$11,213
03/21	$13,421	$17,628	$14,102	$10,998
04/21	$13,857	$18,390	$14,496	$11,137
05/21	$14,019	$18,667	$14,673	$11,241
06/21	$14,062	$18,889	$14,696	$11,142
07/21	$14,088	$18,980	$14,829	$11,290
08/21	$14,344	$19,449	$14,981	$11,243
09/21	$13,840	$18,678	$14,551	$11,044
10/21	$14,105	$19,581	$14,886	$11,017
11/21	$13,806	$19,050	$14,662	$10,985
12/21	$14,134	$19,803	$14,942	$10,969
01/22	$13,635	$18,773	$14,400	$10,745
02/22	$13,284	$18,345	$14,150	$10,617
03/22	$13,053	$18,718	$14,079	$10,294
04/22	$12,139	$17,232	$13,134	$9,730
05/22	$12,176	$17,240	$13,155	$9,756
06/22	$11,270	$15,752	$12,376	$9,443
07/22	$11,751	$16,874	$12,949	$9,644
08/22	$11,344	$16,278	$12,464	$9,263
09/22	$10,402	$14,704	$11,542	$8,787
10/22	$10,744	$15,605	$11,856	$8,727
11/22	$11,474	$16,791	$12,585	$9,138
12/22	$11,168	$16,152	$12,379	$9,187
01/23	$11,828	$17,342	$13,039	$9,489
02/23	$11,356	$16,859	$12,641	$9,173
03/23	$11,681	$17,267	$12,993	$9,463
04/23	$11,779	$17,484	$13,104	$9,505
05/23	$11,572	$17,270	$12,896	$9,319
06/23	$11,907	$18,275	$13,270	$9,318
07/23	$12,124	$18,974	$13,570	$9,383
08/23	$11,887	$18,427	$13,281	$9,255
09/23	$11,464	$17,652	$12,808	$8,984
10/23	$11,208	$17,059	$12,516	$8,877
11/23	$11,966	$18,634	$13,410	$9,325
12/23	$12,429	$19,617	$14,042	$9,712
01/24	$12,350	$19,659	$13,960	$9,578
02/24	$12,498	$20,476	$14,163	$9,458
03/24	$12,803	$21,123	$14,425	$9,510
04/24	$12,400	$20,404	$13,998	$9,270
05/24	$12,882	$21,231	$14,373	$9,391
06/24	$13,069	$21,617	$14,514	$9,405
07/24	$13,227	$22,069	$14,866	$9,664
08/24	$13,552	$22,581	$15,215	$9,893
09/24	$13,798	$23,099	$15,519	$10,061
10/24	$13,365	$22,562	$15,078	$9,724
11/24	$13,700	$23,441	$15,398	$9,757
12/24	$13,358	$22,812	$15,026	$9,548
01/25	$13,585	$23,556	$15,314	$9,602
02/25	$13,566	$23,348	$15,356	$9,740
03/25	$13,259	$22,446	$15,106	$9,800
04/25	$13,467	$22,661	$15,401	$10,088
05/25	$13,823	$23,972	$15,819	$10,052
06/25	$14,347	$25,060	$16,327	$10,242
07/25	$14,397	$25,394	$16,315	$10,090
08/25	$14,773	$26,093	$16,658	$10,236
09/25	$15,149	$26,991	$16,999	$10,303
10/25	$15,366	$27,537	$17,149	$10,277
11/25	$15,436	$27,573	$17,180	$10,301
12/25	$15,496	$27,861	$17,292	$10,328
01/26	$15,846	$28,778	$17,658	$10,425
02/26	$16,150	$29,235	$17,897	$10,541
03/26	$15,239	$27,098	$16,968	$10,217
04/26	$16,173	$29,838	$17,931	$10,344
05/26	$16,524	$31,328	$18,409	$10,379
06/26	$16,419	$31,134	$18,287	$10,306
07/26	$16,325	$31,052	$18,214	$10,251

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	13.40	2.99	5.65
Class A (including sales charges)	6.86	1.78	5.02
MSCI ACWI All Cap Index (Net)	22.28	10.35	12.00
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index	11.64	4.20	6.18
Bloomberg Global Aggregate Index	1.60	(1.91)	0.25

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 311,570,181
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 2,171,013
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$311,570,181
Total number of portfolio holdings	484
Management services fees (represents 0.68% of Fund average net assets)	$2,171,013
Portfolio turnover for the reporting period	122%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	62%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	64.8%
China	4.9%
Japan	4.8%
United Kingdom	3.1%
Canada	2.5%
South Korea	2.4%
Mexico	2.2%
Taiwan	2.1%
France	1.4%
Netherlands	1.4%
Other	8.4%

Derivative Exposure

Table Summary
Long
Equity Risk	28.3%
Foreign Exchange Risk	22.3%
Interest Rate Risk	9.1%
Short
Foreign Exchange Risk	19.0%
Equity Risk	10.0%
Interest Rate Risk	2.1%

Equity Sector Allocation

Table Summary
Information Technology	14.8%
Financials	8.2%
Industrials	6.5%
Health Care	5.0%
Consumer Discretionary	4.7%
Communication Services	3.2%
Consumer Staples	2.8%
Energy	2.0%
Utilities	1.5%
Materials	1.2%
Other	0.8%

Material Fund Change [Text Block]
C000097531
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset Allocation | Asset allocation decisions were the primary contributor to Fund performance relative to its benchmark during the period. An overweight allocation to equities contributed positively to results. An underweight allocation to cash, which helped fund the portfolio’s overweight equity exposure, also supported relative performance. In addition, the portfolio’s out-of-benchmark allocation to commodities aided results. Within fixed income, an underweight allocation to global bonds contributed positively.

Style Decisions | Style decisions within equities added to overall Fund performance relative to the benchmark, particularly allocations to growth-oriented and small-cap equities as they benefited from favorable market conditions during the period.

Manager Selection | Within fixed income, manager selection contributed positively to relative performance.

Top Performance Detractors

Asset Allocation | The Fund’s out-of-benchmark exposure to high yield detracted from performance relative to the benchmark during the period.

Style Decisions | Positioning within fixed income weighed on the Fund’s relative performance. Currency positioning detracted from relative performance and was the main source of weakness within the asset class.

Manager Selection | Manager selection detracted from relative performance during the period, notably security selection within equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Global Opportunities Fund Institutional Class ($17,754)	MSCI ACWI All Cap Index (Net) ($31,052)	Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index ($18,214)	Bloomberg Global Aggregate Index ($10,251)
07/16	$10,000	$10,000	$10,000	$10,000
08/16	$10,016	$10,034	$9,993	$9,951
09/16	$10,091	$10,111	$10,059	$10,006
10/16	$9,885	$9,915	$9,821	$9,728
11/16	$9,761	$10,022	$9,680	$9,342
12/16	$9,878	$10,239	$9,762	$9,299
01/17	$10,056	$10,518	$9,950	$9,404
02/17	$10,226	$10,807	$10,110	$9,448
03/17	$10,336	$10,935	$10,178	$9,463
04/17	$10,506	$11,110	$10,316	$9,570
05/17	$10,760	$11,332	$10,500	$9,718
06/17	$10,777	$11,401	$10,527	$9,709
07/17	$11,066	$11,713	$10,760	$9,872
08/17	$11,176	$11,755	$10,832	$9,970
09/17	$11,252	$12,009	$10,900	$9,880
10/17	$11,397	$12,251	$10,989	$9,843
11/17	$11,600	$12,491	$11,158	$9,952
12/17	$11,702	$12,696	$11,269	$9,987
01/18	$12,177	$13,381	$11,640	$10,106
02/18	$11,846	$12,823	$11,346	$10,016
03/18	$11,804	$12,584	$11,300	$10,123
04/18	$11,736	$12,700	$11,262	$9,961
05/18	$11,813	$12,752	$11,242	$9,885
06/18	$11,711	$12,674	$11,183	$9,841
07/18	$11,787	$13,021	$11,327	$9,825
08/18	$11,779	$13,140	$11,384	$9,835
09/18	$11,770	$13,160	$11,344	$9,750
10/18	$11,235	$12,128	$10,836	$9,641
11/18	$11,337	$12,296	$10,928	$9,671
12/18	$10,904	$11,405	$10,642	$9,867
01/19	$11,510	$12,332	$11,156	$10,017
02/19	$11,646	$12,675	$11,279	$9,959
03/19	$11,740	$12,804	$11,407	$10,084
04/19	$11,937	$13,226	$11,578	$10,054
05/19	$11,570	$12,437	$11,311	$10,190
06/19	$12,090	$13,233	$11,799	$10,416
07/19	$12,039	$13,272	$11,799	$10,387
08/19	$11,979	$12,936	$11,770	$10,599
09/19	$12,005	$13,207	$11,833	$10,491
10/19	$12,184	$13,571	$12,036	$10,561
11/19	$12,338	$13,908	$12,140	$10,481
12/19	$12,637	$14,404	$12,392	$10,542
01/20	$12,637	$14,212	$12,388	$10,676
02/20	$12,184	$13,045	$11,921	$10,748
03/20	$11,042	$11,163	$10,928	$10,507
04/20	$11,792	$12,395	$11,638	$10,714
05/20	$12,088	$12,967	$11,932	$10,761
06/20	$12,341	$13,383	$12,177	$10,856
07/20	$12,855	$14,077	$12,686	$11,202
08/20	$13,221	$14,931	$13,061	$11,185
09/20	$12,994	$14,472	$12,837	$11,145
10/20	$12,829	$14,159	$12,705	$11,156
11/20	$13,744	$15,956	$13,626	$11,359
12/20	$14,261	$16,753	$14,058	$11,511
01/21	$14,197	$16,732	$13,987	$11,410
02/21	$14,242	$17,185	$14,056	$11,213
03/21	$14,416	$17,628	$14,102	$10,998
04/21	$14,872	$18,390	$14,496	$11,137
05/21	$15,063	$18,667	$14,673	$11,241
06/21	$15,100	$18,889	$14,696	$11,142
07/21	$15,136	$18,980	$14,829	$11,290
08/21	$15,419	$19,449	$14,981	$11,243
09/21	$14,881	$18,678	$14,551	$11,044
10/21	$15,163	$19,581	$14,886	$11,017
11/21	$14,844	$19,050	$14,662	$10,985
12/21	$15,202	$19,803	$14,942	$10,969
01/22	$14,669	$18,773	$14,400	$10,745
02/22	$14,294	$18,345	$14,150	$10,617
03/22	$14,048	$18,718	$14,079	$10,294
04/22	$13,061	$17,232	$13,134	$9,730
05/22	$13,110	$17,240	$13,155	$9,756
06/22	$12,134	$15,752	$12,376	$9,443
07/22	$12,657	$16,874	$12,949	$9,644
08/22	$12,213	$16,278	$12,464	$9,263
09/22	$11,207	$14,704	$11,542	$8,787
10/22	$11,581	$15,605	$11,856	$8,727
11/22	$12,371	$16,791	$12,585	$9,138
12/22	$12,034	$16,152	$12,379	$9,187
01/23	$12,759	$17,342	$13,039	$9,489
02/23	$12,244	$16,859	$12,641	$9,173
03/23	$12,602	$17,267	$12,993	$9,463
04/23	$12,707	$17,484	$13,104	$9,505
05/23	$12,497	$17,270	$12,896	$9,319
06/23	$12,854	$18,275	$13,270	$9,318
07/23	$13,085	$18,974	$13,570	$9,383
08/23	$12,844	$18,427	$13,281	$9,255
09/23	$12,381	$17,652	$12,808	$8,984
10/23	$12,108	$17,059	$12,516	$8,877
11/23	$12,928	$18,634	$13,410	$9,325
12/23	$13,443	$19,617	$14,042	$9,712
01/24	$13,359	$19,659	$13,960	$9,578
02/24	$13,516	$20,476	$14,163	$9,458
03/24	$13,852	$21,123	$14,425	$9,510
04/24	$13,422	$20,404	$13,998	$9,270
05/24	$13,937	$21,231	$14,373	$9,391
06/24	$14,147	$21,617	$14,514	$9,405
07/24	$14,315	$22,069	$14,866	$9,664
08/24	$14,683	$22,581	$15,215	$9,893
09/24	$14,946	$23,099	$15,519	$10,061
10/24	$14,473	$22,562	$15,078	$9,724
11/24	$14,840	$23,441	$15,398	$9,757
12/24	$14,467	$22,812	$15,026	$9,548
01/25	$14,721	$23,556	$15,314	$9,602
02/25	$14,710	$23,348	$15,356	$9,740
03/25	$14,382	$22,446	$15,106	$9,800
04/25	$14,604	$22,661	$15,401	$10,088
05/25	$14,996	$23,972	$15,819	$10,052
06/25	$15,567	$25,060	$16,327	$10,242
07/25	$15,620	$25,394	$16,315	$10,090
08/25	$16,033	$26,093	$16,658	$10,236
09/25	$16,456	$26,991	$16,999	$10,303
10/25	$16,689	$27,537	$17,149	$10,277
11/25	$16,763	$27,573	$17,180	$10,301
12/25	$16,840	$27,861	$17,292	$10,328
01/26	$17,216	$28,778	$17,658	$10,425
02/26	$17,553	$29,235	$17,897	$10,541
03/26	$16,565	$27,098	$16,968	$10,217
04/26	$17,591	$29,838	$17,931	$10,344
05/26	$17,966	$31,328	$18,409	$10,379
06/26	$17,854	$31,134	$18,287	$10,306
07/26	$17,754	$31,052	$18,214	$10,251

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	13.66	3.24	5.91
MSCI ACWI All Cap Index (Net)	22.28	10.35	12.00
Blended Benchmark - 50% MSCI ACWI All Cap Index (Net), 50% Bloomberg Global Aggregate Index	11.64	4.20	6.18
Bloomberg Global Aggregate Index	1.60	(1.91)	0.25

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 311,570,181
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 2,171,013
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$311,570,181
Total number of portfolio holdings	484
Management services fees (represents 0.68% of Fund average net assets)	$2,171,013
Portfolio turnover for the reporting period	122%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	62%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	64.8%
China	4.9%
Japan	4.8%
United Kingdom	3.1%
Canada	2.5%
South Korea	2.4%
Mexico	2.2%
Taiwan	2.1%
France	1.4%
Netherlands	1.4%
Other	8.4%

Derivative Exposure

Table Summary
Long
Equity Risk	28.3%
Foreign Exchange Risk	22.3%
Interest Rate Risk	9.1%
Short
Foreign Exchange Risk	19.0%
Equity Risk	10.0%
Interest Rate Risk	2.1%

Equity Sector Allocation

Table Summary
Information Technology	14.8%
Financials	8.2%
Industrials	6.5%
Health Care	5.0%
Consumer Discretionary	4.7%
Communication Services	3.2%
Consumer Staples	2.8%
Energy	2.0%
Utilities	1.5%
Materials	1.2%
Other	0.8%

Material Fund Change [Text Block]
C000097504
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Class A
Trading Symbol	IDSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
AssetsNet	$ 2,760,806,802
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 7,101,871
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,760,806,802
Total number of portfolio holdings	92
Management services fees (represents 0.26% of Fund average net assets)	$7,101,871

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	68.6%
Repurchase Agreements	24.6%
Treasury Bills	5.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tri-party TD Securities 3.640% 08/03/2026	21.9%
Federal Home Loan Banks Discount Notes 2.370% 08/03/2026	6.7%
Federal Agricultural Mortgage Corp. 3.790% 01/06/2027	3.6%
Federal Home Loan Bank Discount Notes 3.590% 08/27/2026	2.9%
Tri-party RBC Dominion Securities 3.640% 08/03/2026	2.7%
Federal National Mortgage Association 3.790% 08/21/2026	1.8%
Federal Farm Credit Discount Notes 3.690% 09/11/2026	1.8%
Federal Home Loan Banks Discount Notes 3.160% 08/07/2026	1.8%
Federal Agricultural Mortgage Corp. 3.730% 04/23/2027	1.3%
Federal Agricultural Mortgage Corp. Discount Notes 3.590% 03/05/2027	1.3%

C000097511
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	IDYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
AssetsNet	$ 2,760,806,802
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 7,101,871
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,760,806,802
Total number of portfolio holdings	92
Management services fees (represents 0.26% of Fund average net assets)	$7,101,871

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	68.6%
Repurchase Agreements	24.6%
Treasury Bills	5.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tri-party TD Securities 3.640% 08/03/2026	21.9%
Federal Home Loan Banks Discount Notes 2.370% 08/03/2026	6.7%
Federal Agricultural Mortgage Corp. 3.790% 01/06/2027	3.6%
Federal Home Loan Bank Discount Notes 3.590% 08/27/2026	2.9%
Tri-party RBC Dominion Securities 3.640% 08/03/2026	2.7%
Federal National Mortgage Association 3.790% 08/21/2026	1.8%
Federal Farm Credit Discount Notes 3.690% 09/11/2026	1.8%
Federal Home Loan Banks Discount Notes 3.160% 08/07/2026	1.8%
Federal Agricultural Mortgage Corp. 3.730% 04/23/2027	1.3%
Federal Agricultural Mortgage Corp. Discount Notes 3.590% 03/05/2027	1.3%

C000097509
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional 2 Class
Trading Symbol	CMRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
AssetsNet	$ 2,760,806,802
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 7,101,871
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,760,806,802
Total number of portfolio holdings	92
Management services fees (represents 0.26% of Fund average net assets)	$7,101,871

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	68.6%
Repurchase Agreements	24.6%
Treasury Bills	5.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tri-party TD Securities 3.640% 08/03/2026	21.9%
Federal Home Loan Banks Discount Notes 2.370% 08/03/2026	6.7%
Federal Agricultural Mortgage Corp. 3.790% 01/06/2027	3.6%
Federal Home Loan Bank Discount Notes 3.590% 08/27/2026	2.9%
Tri-party RBC Dominion Securities 3.640% 08/03/2026	2.7%
Federal National Mortgage Association 3.790% 08/21/2026	1.8%
Federal Farm Credit Discount Notes 3.690% 09/11/2026	1.8%
Federal Home Loan Banks Discount Notes 3.160% 08/07/2026	1.8%
Federal Agricultural Mortgage Corp. 3.730% 04/23/2027	1.3%
Federal Agricultural Mortgage Corp. Discount Notes 3.590% 03/05/2027	1.3%

C000173885
Shareholder Report [Line Items]
Fund Name	Columbia Government Money Market Fund
Class Name	Institutional 3 Class
Trading Symbol	CGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
AssetsNet	$ 2,760,806,802
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 7,101,871
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,760,806,802
Total number of portfolio holdings	92
Management services fees (represents 0.26% of Fund average net assets)	$7,101,871

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	68.6%
Repurchase Agreements	24.6%
Treasury Bills	5.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tri-party TD Securities 3.640% 08/03/2026	21.9%
Federal Home Loan Banks Discount Notes 2.370% 08/03/2026	6.7%
Federal Agricultural Mortgage Corp. 3.790% 01/06/2027	3.6%
Federal Home Loan Bank Discount Notes 3.590% 08/27/2026	2.9%
Tri-party RBC Dominion Securities 3.640% 08/03/2026	2.7%
Federal National Mortgage Association 3.790% 08/21/2026	1.8%
Federal Farm Credit Discount Notes 3.690% 09/11/2026	1.8%
Federal Home Loan Banks Discount Notes 3.160% 08/07/2026	1.8%
Federal Agricultural Mortgage Corp. 3.730% 04/23/2027	1.3%
Federal Agricultural Mortgage Corp. Discount Notes 3.590% 03/05/2027	1.3%

C000097410
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class A
Trading Symbol	AIOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Opportunities Fund Class A (including sales charges) ($14,402)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$9,528	$10,000	$10,000
08/16	$9,711	$9,989	$10,202
09/16	$9,736	$9,983	$10,249
10/16	$9,711	$9,906	$10,263
11/16	$9,637	$9,672	$10,209
12/16	$9,781	$9,686	$10,379
01/17	$9,887	$9,705	$10,497
02/17	$10,015	$9,770	$10,631
03/17	$9,981	$9,765	$10,616
04/17	$10,100	$9,840	$10,746
05/17	$10,179	$9,916	$10,833
06/17	$10,206	$9,906	$10,850
07/17	$10,326	$9,949	$10,964
08/17	$10,313	$10,038	$10,975
09/17	$10,382	$9,990	$11,060
10/17	$10,410	$9,996	$11,110
11/17	$10,375	$9,983	$11,081
12/17	$10,382	$10,029	$11,103
01/18	$10,399	$9,913	$11,151
02/18	$10,259	$9,819	$11,042
03/18	$10,170	$9,882	$10,980
04/18	$10,219	$9,809	$11,040
05/18	$10,162	$9,879	$11,027
06/18	$10,168	$9,867	$11,052
07/18	$10,313	$9,869	$11,170
08/18	$10,416	$9,932	$11,258
09/18	$10,466	$9,868	$11,314
10/18	$10,278	$9,790	$11,148
11/18	$10,208	$9,849	$11,087
12/18	$9,943	$10,030	$10,877
01/19	$10,443	$10,136	$11,359
02/19	$10,606	$10,131	$11,546
03/19	$10,704	$10,325	$11,675
04/19	$10,857	$10,328	$11,825
05/19	$10,745	$10,511	$11,700
06/19	$11,034	$10,643	$12,004
07/19	$11,100	$10,666	$12,074
08/19	$11,211	$10,943	$12,162
09/19	$11,266	$10,885	$12,204
10/19	$11,310	$10,917	$12,244
11/19	$11,387	$10,912	$12,318
12/19	$11,567	$10,904	$12,518
01/20	$11,550	$11,114	$12,526
02/20	$11,372	$11,314	$12,347
03/20	$9,991	$11,247	$11,032
04/20	$10,352	$11,447	$11,494
05/20	$10,806	$11,501	$11,997
06/20	$10,829	$11,573	$12,071
07/20	$11,357	$11,746	$12,653
08/20	$11,407	$11,651	$12,751
09/20	$11,269	$11,645	$12,596
10/20	$11,310	$11,593	$12,653
11/20	$11,687	$11,707	$13,099
12/20	$11,876	$11,723	$13,308
01/21	$11,874	$11,639	$13,321
02/21	$11,898	$11,471	$13,342
03/21	$11,898	$11,327	$13,346
04/21	$12,021	$11,417	$13,486
05/21	$12,031	$11,454	$13,516
06/21	$12,214	$11,535	$13,689
07/21	$12,249	$11,664	$13,749
08/21	$12,316	$11,641	$13,823
09/21	$12,296	$11,541	$13,817
10/21	$12,273	$11,537	$13,793
11/21	$12,149	$11,572	$13,657
12/21	$12,388	$11,542	$13,917
01/22	$12,013	$11,293	$13,522
02/22	$11,921	$11,167	$13,401
03/22	$11,829	$10,857	$13,280
04/22	$11,411	$10,445	$12,805
05/22	$11,489	$10,512	$12,890
06/22	$10,718	$10,347	$12,019
07/22	$11,392	$10,600	$12,760
08/22	$11,122	$10,301	$12,411
09/22	$10,691	$9,856	$11,929
10/22	$10,992	$9,728	$12,285
11/22	$11,203	$10,086	$12,538
12/22	$11,108	$10,040	$12,443
01/23	$11,471	$10,349	$12,892
02/23	$11,278	$10,082	$12,702
03/23	$11,477	$10,338	$12,885
04/23	$11,565	$10,400	$12,995
05/23	$11,449	$10,287	$12,866
06/23	$11,594	$10,250	$13,045
07/23	$11,740	$10,243	$13,214
08/23	$11,764	$10,178	$13,241
09/23	$11,608	$9,919	$13,075
10/23	$11,506	$9,763	$12,948
11/23	$11,986	$10,205	$13,543
12/23	$12,377	$10,595	$14,005
01/24	$12,349	$10,566	$14,016
02/24	$12,363	$10,417	$14,022
03/24	$12,489	$10,513	$14,187
04/24	$12,399	$10,248	$14,057
05/24	$12,541	$10,421	$14,214
06/24	$12,671	$10,520	$14,359
07/24	$12,860	$10,766	$14,598
08/24	$13,051	$10,920	$14,823
09/24	$13,170	$11,067	$14,989
10/24	$13,052	$10,792	$14,881
11/24	$13,186	$10,906	$15,041
12/24	$13,113	$10,728	$14,962
01/25	$13,280	$10,785	$15,163
02/25	$13,343	$11,022	$15,265
03/25	$13,253	$11,026	$15,135
04/25	$13,301	$11,070	$15,146
05/25	$13,516	$10,990	$15,373
06/25	$13,748	$11,159	$15,659
07/25	$13,781	$11,130	$15,701
08/25	$13,924	$11,263	$15,887
09/25	$14,021	$11,386	$16,013
10/25	$14,041	$11,457	$16,056
11/25	$14,107	$11,528	$16,162
12/25	$14,193	$11,511	$16,262
01/26	$14,248	$11,523	$16,344
02/26	$14,286	$11,712	$16,393
03/26	$14,145	$11,506	$16,200
04/26	$14,344	$11,519	$16,458
05/26	$14,412	$11,554	$16,553
06/26	$14,448	$11,582	$16,593
07/26	$14,402	$11,431	$16,553

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	4.51	3.29	4.22
Class A (including sales charges)	(0.43)	2.28	3.72
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 682,321,814
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 4,532,510
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Material Fund Change [Text Block]
C000097412
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class C
Trading Symbol	RIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$173	1.70%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Opportunities Fund Class C (including sales charges) ($14,023)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,185	$9,989	$10,202
09/16	$10,205	$9,983	$10,249
10/16	$10,173	$9,906	$10,263
11/16	$10,088	$9,672	$10,209
12/16	$10,233	$9,686	$10,379
01/17	$10,338	$9,705	$10,497
02/17	$10,465	$9,770	$10,631
03/17	$10,424	$9,765	$10,616
04/17	$10,542	$9,840	$10,746
05/17	$10,617	$9,916	$10,833
06/17	$10,639	$9,906	$10,850
07/17	$10,757	$9,949	$10,964
08/17	$10,737	$10,038	$10,975
09/17	$10,802	$9,990	$11,060
10/17	$10,824	$9,996	$11,110
11/17	$10,792	$9,983	$11,081
12/17	$10,781	$10,029	$11,103
01/18	$10,792	$9,913	$11,151
02/18	$10,641	$9,819	$11,042
03/18	$10,542	$9,882	$10,980
04/18	$10,586	$9,809	$11,040
05/18	$10,520	$9,879	$11,027
06/18	$10,520	$9,867	$11,052
07/18	$10,664	$9,869	$11,170
08/18	$10,763	$9,932	$11,258
09/18	$10,808	$9,868	$11,314
10/18	$10,607	$9,790	$11,148
11/18	$10,528	$9,849	$11,087
12/18	$10,259	$10,030	$10,877
01/19	$10,756	$10,136	$11,359
02/19	$10,918	$10,131	$11,546
03/19	$11,012	$10,325	$11,675
04/19	$11,163	$10,328	$11,825
05/19	$11,040	$10,511	$11,700
06/19	$11,342	$10,643	$12,004
07/19	$11,391	$10,666	$12,074
08/19	$11,498	$10,943	$12,162
09/19	$11,548	$10,885	$12,204
10/19	$11,585	$10,917	$12,244
11/19	$11,657	$10,912	$12,318
12/19	$11,833	$10,904	$12,518
01/20	$11,809	$11,114	$12,526
02/20	$11,619	$11,314	$12,347
03/20	$10,200	$11,247	$11,032
04/20	$10,574	$11,447	$11,494
05/20	$11,019	$11,501	$11,997
06/20	$11,036	$11,573	$12,071
07/20	$11,568	$11,746	$12,653
08/20	$11,611	$11,651	$12,751
09/20	$11,464	$11,645	$12,596
10/20	$11,498	$11,593	$12,653
11/20	$11,886	$11,707	$13,099
12/20	$12,058	$11,723	$13,308
01/21	$12,048	$11,639	$13,321
02/21	$12,065	$11,471	$13,342
03/21	$12,058	$11,327	$13,346
04/21	$12,174	$11,417	$13,486
05/21	$12,177	$11,454	$13,516
06/21	$12,355	$11,535	$13,689
07/21	$12,382	$11,664	$13,749
08/21	$12,443	$11,641	$13,823
09/21	$12,414	$11,541	$13,817
10/21	$12,383	$11,537	$13,793
11/21	$12,250	$11,572	$13,657
12/21	$12,484	$11,542	$13,917
01/22	$12,097	$11,293	$13,522
02/22	$11,998	$11,167	$13,401
03/22	$11,897	$10,857	$13,280
04/22	$11,469	$10,445	$12,805
05/22	$11,541	$10,512	$12,890
06/22	$10,772	$10,347	$12,019
07/22	$11,429	$10,600	$12,760
08/22	$11,150	$10,301	$12,411
09/22	$10,711	$9,856	$11,929
10/22	$11,006	$9,728	$12,285
11/22	$11,211	$10,086	$12,538
12/22	$11,108	$10,040	$12,443
01/23	$11,464	$10,349	$12,892
02/23	$11,278	$10,082	$12,702
03/23	$11,469	$10,338	$12,885
04/23	$11,537	$10,400	$12,995
05/23	$11,413	$10,287	$12,866
06/23	$11,551	$10,250	$13,045
07/23	$11,690	$10,243	$13,214
08/23	$11,706	$10,178	$13,241
09/23	$11,543	$9,919	$13,075
10/23	$11,434	$9,763	$12,948
11/23	$11,905	$10,205	$13,543
12/23	$12,286	$10,595	$14,005
01/24	$12,264	$10,566	$14,016
02/24	$12,257	$10,417	$14,022
03/24	$12,374	$10,513	$14,187
04/24	$12,277	$10,248	$14,057
05/24	$12,410	$10,421	$14,214
06/24	$12,531	$10,520	$14,359
07/24	$12,710	$10,766	$14,598
08/24	$12,905	$10,920	$14,823
09/24	$13,001	$11,067	$14,989
10/24	$12,875	$10,792	$14,881
11/24	$13,000	$10,906	$15,041
12/24	$12,919	$10,728	$14,962
01/25	$13,076	$10,785	$15,163
02/25	$13,145	$11,022	$15,265
03/25	$13,033	$11,026	$15,135
04/25	$13,072	$11,070	$15,146
05/25	$13,275	$10,990	$15,373
06/25	$13,496	$11,159	$15,659
07/25	$13,519	$11,130	$15,701
08/25	$13,666	$11,263	$15,887
09/25	$13,737	$11,386	$16,013
10/25	$13,748	$11,457	$16,056
11/25	$13,805	$11,528	$16,162
12/25	$13,880	$11,511	$16,262
01/26	$13,924	$11,523	$16,344
02/26	$13,954	$11,712	$16,393
03/26	$13,807	$11,506	$16,200
04/26	$13,993	$11,519	$16,458
05/26	$14,066	$11,554	$16,553
06/26	$14,077	$11,582	$16,593
07/26	$14,023	$11,431	$16,553

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	3.73	2.52	3.44
Class C (including sales charges)	2.74	2.52	3.44
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 682,321,814
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 4,532,510
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Material Fund Change [Text Block]
C000097418
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CIOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Opportunities Fund Institutional Class ($15,483)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,204	$9,989	$10,202
09/16	$10,222	$9,983	$10,249
10/16	$10,208	$9,906	$10,263
11/16	$10,132	$9,672	$10,209
12/16	$10,276	$9,686	$10,379
01/17	$10,389	$9,705	$10,497
02/17	$10,535	$9,770	$10,631
03/17	$10,493	$9,765	$10,616
04/17	$10,620	$9,840	$10,746
05/17	$10,705	$9,916	$10,833
06/17	$10,736	$9,906	$10,850
07/17	$10,865	$9,949	$10,964
08/17	$10,853	$10,038	$10,975
09/17	$10,928	$9,990	$11,060
10/17	$10,970	$9,996	$11,110
11/17	$10,936	$9,983	$11,081
12/17	$10,935	$10,029	$11,103
01/18	$10,955	$9,913	$11,151
02/18	$10,810	$9,819	$11,042
03/18	$10,719	$9,882	$10,980
04/18	$10,773	$9,809	$11,040
05/18	$10,715	$9,879	$11,027
06/18	$10,724	$9,867	$11,052
07/18	$10,879	$9,869	$11,170
08/18	$10,990	$9,932	$11,258
09/18	$11,045	$9,868	$11,314
10/18	$10,849	$9,790	$11,148
11/18	$10,778	$9,849	$11,087
12/18	$10,501	$10,030	$10,877
01/19	$11,030	$10,136	$11,359
02/19	$11,205	$10,131	$11,546
03/19	$11,310	$10,325	$11,675
04/19	$11,474	$10,328	$11,825
05/19	$11,358	$10,511	$11,700
06/19	$11,677	$10,643	$12,004
07/19	$11,738	$10,666	$12,074
08/19	$11,858	$10,943	$12,162
09/19	$11,931	$10,885	$12,204
10/19	$11,967	$10,917	$12,244
11/19	$12,052	$10,912	$12,318
12/19	$12,244	$10,904	$12,518
01/20	$12,229	$11,114	$12,526
02/20	$12,043	$11,314	$12,347
03/20	$10,586	$11,247	$11,032
04/20	$10,969	$11,447	$11,494
05/20	$11,452	$11,501	$11,997
06/20	$11,479	$11,573	$12,071
07/20	$12,040	$11,746	$12,653
08/20	$12,096	$11,651	$12,751
09/20	$11,953	$11,645	$12,596
10/20	$11,999	$11,593	$12,653
11/20	$12,400	$11,707	$13,099
12/20	$12,603	$11,723	$13,308
01/21	$12,604	$11,639	$13,321
02/21	$12,631	$11,471	$13,342
03/21	$12,622	$11,327	$13,346
04/21	$12,767	$11,417	$13,486
05/21	$12,781	$11,454	$13,516
06/21	$12,978	$11,535	$13,689
07/21	$13,018	$11,664	$13,749
08/21	$13,092	$11,641	$13,823
09/21	$13,073	$11,541	$13,817
10/21	$13,051	$11,537	$13,793
11/21	$12,923	$11,572	$13,657
12/21	$13,180	$11,542	$13,917
01/22	$12,784	$11,293	$13,522
02/22	$12,689	$11,167	$13,401
03/22	$12,594	$10,857	$13,280
04/22	$12,153	$10,445	$12,805
05/22	$12,238	$10,512	$12,890
06/22	$11,422	$10,347	$12,019
07/22	$12,141	$10,600	$12,760
08/22	$11,856	$10,301	$12,411
09/22	$11,386	$9,856	$11,929
10/22	$11,723	$9,728	$12,285
11/22	$11,950	$10,086	$12,538
12/22	$11,837	$10,040	$12,443
01/23	$12,240	$10,349	$12,892
02/23	$12,037	$10,082	$12,702
03/23	$12,251	$10,338	$12,885
04/23	$12,334	$10,400	$12,995
05/23	$12,212	$10,287	$12,866
06/23	$12,385	$10,250	$13,045
07/23	$12,543	$10,243	$13,214
08/23	$12,571	$10,178	$13,241
09/23	$12,407	$9,919	$13,075
10/23	$12,286	$9,763	$12,948
11/23	$12,816	$10,205	$13,543
12/23	$13,236	$10,595	$14,005
01/24	$13,209	$10,566	$14,016
02/24	$13,227	$10,417	$14,022
03/24	$13,364	$10,513	$14,187
04/24	$13,256	$10,248	$14,057
05/24	$13,426	$10,421	$14,214
06/24	$13,552	$10,520	$14,359
07/24	$13,772	$10,766	$14,598
08/24	$13,980	$10,920	$14,823
09/24	$14,111	$11,067	$14,989
10/24	$13,987	$10,792	$14,881
11/24	$14,133	$10,906	$15,041
12/24	$14,042	$10,728	$14,962
01/25	$14,240	$10,785	$15,163
02/25	$14,310	$11,022	$15,265
03/25	$14,218	$11,026	$15,135
04/25	$14,271	$11,070	$15,146
05/25	$14,505	$10,990	$15,373
06/25	$14,757	$11,159	$15,659
07/25	$14,795	$11,130	$15,701
08/25	$14,951	$11,263	$15,887
09/25	$15,058	$11,386	$16,013
10/25	$15,084	$11,457	$16,056
11/25	$15,158	$11,528	$16,162
12/25	$15,254	$11,511	$16,262
01/26	$15,315	$11,523	$16,344
02/26	$15,359	$11,712	$16,393
03/26	$15,212	$11,506	$16,200
04/26	$15,428	$11,519	$16,458
05/26	$15,505	$11,554	$16,553
06/26	$15,529	$11,582	$16,593
07/26	$15,483	$11,431	$16,553

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.65	3.53	4.47
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 682,321,814
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 4,532,510
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Material Fund Change [Text Block]
C000122757
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional 2 Class
Trading Symbol	CEPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Opportunities Fund Institutional 2 Class ($15,621)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,205	$9,989	$10,202
09/16	$10,234	$9,983	$10,249
10/16	$10,211	$9,906	$10,263
11/16	$10,137	$9,672	$10,209
12/16	$10,291	$9,686	$10,379
01/17	$10,406	$9,705	$10,497
02/17	$10,543	$9,770	$10,631
03/17	$10,512	$9,765	$10,616
04/17	$10,640	$9,840	$10,746
05/17	$10,726	$9,916	$10,833
06/17	$10,758	$9,906	$10,850
07/17	$10,876	$9,949	$10,964
08/17	$10,876	$10,038	$10,975
09/17	$10,952	$9,990	$11,060
10/17	$10,984	$9,996	$11,110
11/17	$10,951	$9,983	$11,081
12/17	$10,950	$10,029	$11,103
01/18	$10,982	$9,913	$11,151
02/18	$10,826	$9,819	$11,042
03/18	$10,736	$9,882	$10,980
04/18	$10,790	$9,809	$11,040
05/18	$10,744	$9,879	$11,027
06/18	$10,754	$9,867	$11,052
07/18	$10,899	$9,869	$11,170
08/18	$11,022	$9,932	$11,258
09/18	$11,077	$9,868	$11,314
10/18	$10,882	$9,790	$11,148
11/18	$10,812	$9,849	$11,087
12/18	$10,535	$10,030	$10,877
01/19	$11,054	$10,136	$11,359
02/19	$11,241	$10,131	$11,546
03/19	$11,347	$10,325	$11,675
04/19	$11,513	$10,328	$11,825
05/19	$11,386	$10,511	$11,700
06/19	$11,706	$10,643	$12,004
07/19	$11,780	$10,666	$12,074
08/19	$11,901	$10,943	$12,162
09/19	$11,962	$10,885	$12,204
10/19	$12,012	$10,917	$12,244
11/19	$12,097	$10,912	$12,318
12/19	$12,279	$10,904	$12,518
01/20	$12,277	$11,114	$12,526
02/20	$12,091	$11,314	$12,347
03/20	$10,618	$11,247	$11,032
04/20	$11,015	$11,447	$11,494
05/20	$11,500	$11,501	$11,997
06/20	$11,528	$11,573	$12,071
07/20	$12,092	$11,746	$12,653
08/20	$12,148	$11,651	$12,751
09/20	$12,005	$11,645	$12,596
10/20	$12,053	$11,593	$12,653
11/20	$12,456	$11,707	$13,099
12/20	$12,661	$11,723	$13,308
01/21	$12,664	$11,639	$13,321
02/21	$12,693	$11,471	$13,342
03/21	$12,685	$11,327	$13,346
04/21	$12,832	$11,417	$13,486
05/21	$12,847	$11,454	$13,516
06/21	$13,034	$11,535	$13,689
07/21	$13,088	$11,664	$13,749
08/21	$13,164	$11,641	$13,823
09/21	$13,145	$11,541	$13,817
10/21	$13,125	$11,537	$13,793
11/21	$12,996	$11,572	$13,657
12/21	$13,255	$11,542	$13,917
01/22	$12,858	$11,293	$13,522
02/22	$12,764	$11,167	$13,401
03/22	$12,669	$10,857	$13,280
04/22	$12,226	$10,445	$12,805
05/22	$12,299	$10,512	$12,890
06/22	$11,493	$10,347	$12,019
07/22	$12,217	$10,600	$12,760
08/22	$11,917	$10,301	$12,411
09/22	$11,459	$9,856	$11,929
10/22	$11,799	$9,728	$12,285
11/22	$12,028	$10,086	$12,538
12/22	$11,915	$10,040	$12,443
01/23	$12,307	$10,349	$12,892
02/23	$12,118	$10,082	$12,702
03/23	$12,334	$10,338	$12,885
04/23	$12,418	$10,400	$12,995
05/23	$12,297	$10,287	$12,866
06/23	$12,456	$10,250	$13,045
07/23	$12,616	$10,243	$13,214
08/23	$12,660	$10,178	$13,241
09/23	$12,496	$9,919	$13,075
10/23	$12,375	$9,763	$12,948
11/23	$12,909	$10,205	$13,543
12/23	$13,317	$10,595	$14,005
01/24	$13,306	$10,566	$14,016
02/24	$13,309	$10,417	$14,022
03/24	$13,448	$10,513	$14,187
04/24	$13,355	$10,248	$14,057
05/24	$13,528	$10,421	$14,214
06/24	$13,655	$10,520	$14,359
07/24	$13,862	$10,766	$14,598
08/24	$14,087	$10,920	$14,823
09/24	$14,220	$11,067	$14,989
10/24	$14,096	$10,792	$14,881
11/24	$14,228	$10,906	$15,041
12/24	$14,153	$10,728	$14,962
01/25	$14,338	$10,785	$15,163
02/25	$14,425	$11,022	$15,265
03/25	$14,316	$11,026	$15,135
04/25	$14,371	$11,070	$15,146
05/25	$14,607	$10,990	$15,373
06/25	$14,862	$11,159	$15,659
07/25	$14,901	$11,130	$15,701
08/25	$15,076	$11,263	$15,887
09/25	$15,168	$11,386	$16,013
10/25	$15,194	$11,457	$16,056
11/25	$15,286	$11,528	$16,162
12/25	$15,366	$11,511	$16,262
01/26	$15,446	$11,523	$16,344
02/26	$15,492	$11,712	$16,393
03/26	$15,344	$11,506	$16,200
04/26	$15,563	$11,519	$16,458
05/26	$15,641	$11,554	$16,553
06/26	$15,666	$11,582	$16,593
07/26	$15,621	$11,431	$16,553

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.83	3.60	4.56
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 682,321,814
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 4,532,510
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Material Fund Change [Text Block]
C000097417
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional 3 Class
Trading Symbol	CIOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Opportunities Fund Institutional 3 Class ($15,698)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,206	$9,989	$10,202
09/16	$10,235	$9,983	$10,249
10/16	$10,213	$9,906	$10,263
11/16	$10,138	$9,672	$10,209
12/16	$10,294	$9,686	$10,379
01/17	$10,409	$9,705	$10,497
02/17	$10,546	$9,770	$10,631
03/17	$10,515	$9,765	$10,616
04/17	$10,644	$9,840	$10,746
05/17	$10,730	$9,916	$10,833
06/17	$10,763	$9,906	$10,850
07/17	$10,882	$9,949	$10,964
08/17	$10,872	$10,038	$10,975
09/17	$10,959	$9,990	$11,060
10/17	$10,992	$9,996	$11,110
11/17	$10,958	$9,983	$11,081
12/17	$10,958	$10,029	$11,103
01/18	$10,980	$9,913	$11,151
02/18	$10,835	$9,819	$11,042
03/18	$10,745	$9,882	$10,980
04/18	$10,800	$9,809	$11,040
05/18	$10,743	$9,879	$11,027
06/18	$10,753	$9,867	$11,052
07/18	$10,910	$9,869	$11,170
08/18	$11,034	$9,932	$11,258
09/18	$11,078	$9,868	$11,314
10/18	$10,894	$9,790	$11,148
11/18	$10,813	$9,849	$11,087
12/18	$10,547	$10,030	$10,877
01/19	$11,068	$10,136	$11,359
02/19	$11,256	$10,131	$11,546
03/19	$11,351	$10,325	$11,675
04/19	$11,529	$10,328	$11,825
05/19	$11,402	$10,511	$11,700
06/19	$11,723	$10,643	$12,004
07/19	$11,797	$10,666	$12,074
08/19	$11,907	$10,943	$12,162
09/19	$11,982	$10,885	$12,204
10/19	$12,032	$10,917	$12,244
11/19	$12,118	$10,912	$12,318
12/19	$12,300	$10,904	$12,518
01/20	$12,286	$11,114	$12,526
02/20	$12,112	$11,314	$12,347
03/20	$10,636	$11,247	$11,032
04/20	$11,035	$11,447	$11,494
05/20	$11,509	$11,501	$11,997
06/20	$11,538	$11,573	$12,071
07/20	$12,116	$11,746	$12,653
08/20	$12,161	$11,651	$12,751
09/20	$12,030	$11,645	$12,596
10/20	$12,078	$11,593	$12,653
11/20	$12,483	$11,707	$13,099
12/20	$12,689	$11,723	$13,308
01/21	$12,692	$11,639	$13,321
02/21	$12,709	$11,471	$13,342
03/21	$12,714	$11,327	$13,346
04/21	$12,862	$11,417	$13,486
05/21	$12,878	$11,454	$13,516
06/21	$13,066	$11,535	$13,689
07/21	$13,108	$11,664	$13,749
08/21	$13,184	$11,641	$13,823
09/21	$13,179	$11,541	$13,817
10/21	$13,146	$11,537	$13,793
11/21	$13,018	$11,572	$13,657
12/21	$13,278	$11,542	$13,917
01/22	$12,894	$11,293	$13,522
02/22	$12,799	$11,167	$13,401
03/22	$12,704	$10,857	$13,280
04/22	$12,247	$10,445	$12,805
05/22	$12,334	$10,512	$12,890
06/22	$11,525	$10,347	$12,019
07/22	$12,238	$10,600	$12,760
08/22	$11,952	$10,301	$12,411
09/22	$11,493	$9,856	$11,929
10/22	$11,820	$9,728	$12,285
11/22	$12,050	$10,086	$12,538
12/22	$11,952	$10,040	$12,443
01/23	$12,346	$10,349	$12,892
02/23	$12,156	$10,082	$12,702
03/23	$12,374	$10,338	$12,885
04/23	$12,459	$10,400	$12,995
05/23	$12,337	$10,287	$12,866
06/23	$12,497	$10,250	$13,045
07/23	$12,659	$10,243	$13,214
08/23	$12,688	$10,178	$13,241
09/23	$12,524	$9,919	$13,075
10/23	$12,418	$9,763	$12,948
11/23	$12,940	$10,205	$13,543
12/23	$13,365	$10,595	$14,005
01/24	$13,354	$10,566	$14,016
02/24	$13,358	$10,417	$14,022
03/24	$13,498	$10,513	$14,187
04/24	$13,406	$10,248	$14,057
05/24	$13,564	$10,421	$14,214
06/24	$13,708	$10,520	$14,359
07/24	$13,916	$10,766	$14,598
08/24	$14,143	$10,920	$14,823
09/24	$14,277	$11,067	$14,989
10/24	$14,153	$10,792	$14,881
11/24	$14,287	$10,906	$15,041
12/24	$14,212	$10,728	$14,962
01/25	$14,398	$10,785	$15,163
02/25	$14,486	$11,022	$15,265
03/25	$14,377	$11,026	$15,135
04/25	$14,433	$11,070	$15,146
05/25	$14,671	$10,990	$15,373
06/25	$14,927	$11,159	$15,659
07/25	$14,967	$11,130	$15,701
08/25	$15,144	$11,263	$15,887
09/25	$15,236	$11,386	$16,013
10/25	$15,263	$11,457	$16,056
11/25	$15,357	$11,528	$16,162
12/25	$15,438	$11,511	$16,262
01/26	$15,502	$11,523	$16,344
02/26	$15,565	$11,712	$16,393
03/26	$15,417	$11,506	$16,200
04/26	$15,620	$11,519	$16,458
05/26	$15,717	$11,554	$16,553
06/26	$15,743	$11,582	$16,593
07/26	$15,698	$11,431	$16,553

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.88	3.67	4.61
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 682,321,814
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 4,532,510
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Material Fund Change [Text Block]
C000253699
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class S
Trading Symbol	CIODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection effects | Security selection within and an allocation to auto parts and equipment contributed to the Fund’s performance relative to the benchmark during the period. Additional positive contributions to Fund performance resulted from an allocation to and selection within oil field equipment and services.

Credit | Allocations to BB-rated and CCC-rated and lower-rated debt contributed to the Fund’s relative performance for the period.

Top Performance Detractors

Allocation and selection effects | Overall, an allocation to and selection within software/services detracted from the Fund’s relative performance during the period. Additionally, selection within chemicals and cable and satellite weighed on the Fund’s relative performance during the period.

Credit | Allocations to B-rated debt had a negative effect on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Income Opportunities Fund Class S ($15,183)	Bloomberg U.S. Aggregate Bond Index ($11,431)	ICE BofA BB-B US Cash Pay High Yield Constrained Index ($16,553)
07/16	$10,000	$10,000	$10,000
08/16	$10,192	$9,989	$10,202
09/16	$10,218	$9,983	$10,249
10/16	$10,192	$9,906	$10,263
11/16	$10,113	$9,672	$10,209
12/16	$10,265	$9,686	$10,379
01/17	$10,376	$9,705	$10,497
02/17	$10,510	$9,770	$10,631
03/17	$10,475	$9,765	$10,616
04/17	$10,600	$9,840	$10,746
05/17	$10,683	$9,916	$10,833
06/17	$10,711	$9,906	$10,850
07/17	$10,837	$9,949	$10,964
08/17	$10,823	$10,038	$10,975
09/17	$10,895	$9,990	$11,060
10/17	$10,925	$9,996	$11,110
11/17	$10,888	$9,983	$11,081
12/17	$10,895	$10,029	$11,103
01/18	$10,913	$9,913	$11,151
02/18	$10,766	$9,819	$11,042
03/18	$10,674	$9,882	$10,980
04/18	$10,725	$9,809	$11,040
05/18	$10,665	$9,879	$11,027
06/18	$10,671	$9,867	$11,052
07/18	$10,824	$9,869	$11,170
08/18	$10,932	$9,932	$11,258
09/18	$10,984	$9,868	$11,314
10/18	$10,787	$9,790	$11,148
11/18	$10,714	$9,849	$11,087
12/18	$10,435	$10,030	$10,877
01/19	$10,960	$10,136	$11,359
02/19	$11,131	$10,131	$11,546
03/19	$11,233	$10,325	$11,675
04/19	$11,394	$10,328	$11,825
05/19	$11,276	$10,511	$11,700
06/19	$11,580	$10,643	$12,004
07/19	$11,649	$10,666	$12,074
08/19	$11,766	$10,943	$12,162
09/19	$11,824	$10,885	$12,204
10/19	$11,870	$10,917	$12,244
11/19	$11,951	$10,912	$12,318
12/19	$12,139	$10,904	$12,518
01/20	$12,122	$11,114	$12,526
02/20	$11,935	$11,314	$12,347
03/20	$10,485	$11,247	$11,032
04/20	$10,864	$11,447	$11,494
05/20	$11,340	$11,501	$11,997
06/20	$11,365	$11,573	$12,071
07/20	$11,919	$11,746	$12,653
08/20	$11,971	$11,651	$12,751
09/20	$11,827	$11,645	$12,596
10/20	$11,870	$11,593	$12,653
11/20	$12,265	$11,707	$13,099
12/20	$12,463	$11,723	$13,308
01/21	$12,462	$11,639	$13,321
02/21	$12,487	$11,471	$13,342
03/21	$12,487	$11,327	$13,346
04/21	$12,615	$11,417	$13,486
05/21	$12,626	$11,454	$13,516
06/21	$12,818	$11,535	$13,689
07/21	$12,855	$11,664	$13,749
08/21	$12,926	$11,641	$13,823
09/21	$12,904	$11,541	$13,817
10/21	$12,880	$11,537	$13,793
11/21	$12,750	$11,572	$13,657
12/21	$13,002	$11,542	$13,917
01/22	$12,607	$11,293	$13,522
02/22	$12,511	$11,167	$13,401
03/22	$12,414	$10,857	$13,280
04/22	$11,976	$10,445	$12,805
05/22	$12,058	$10,512	$12,890
06/22	$11,249	$10,347	$12,019
07/22	$11,956	$10,600	$12,760
08/22	$11,672	$10,301	$12,411
09/22	$11,220	$9,856	$11,929
10/22	$11,536	$9,728	$12,285
11/22	$11,758	$10,086	$12,538
12/22	$11,657	$10,040	$12,443
01/23	$12,039	$10,349	$12,892
02/23	$11,836	$10,082	$12,702
03/23	$12,044	$10,338	$12,885
04/23	$12,138	$10,400	$12,995
05/23	$12,015	$10,287	$12,866
06/23	$12,168	$10,250	$13,045
07/23	$12,321	$10,243	$13,214
08/23	$12,346	$10,178	$13,241
09/23	$12,182	$9,919	$13,075
10/23	$12,075	$9,763	$12,948
11/23	$12,579	$10,205	$13,543
12/23	$12,990	$10,595	$14,005
01/24	$12,960	$10,566	$14,016
02/24	$12,975	$10,417	$14,022
03/24	$13,107	$10,513	$14,187
04/24	$13,013	$10,248	$14,057
05/24	$13,162	$10,421	$14,214
06/24	$13,298	$10,520	$14,359
07/24	$13,496	$10,766	$14,598
08/24	$13,697	$10,920	$14,823
09/24	$13,822	$11,067	$14,989
10/24	$13,715	$10,792	$14,881
11/24	$13,858	$10,906	$15,041
12/24	$13,769	$10,728	$14,962
01/25	$13,964	$10,785	$15,163
02/25	$14,032	$11,022	$15,265
03/25	$13,925	$11,026	$15,135
04/25	$13,978	$11,070	$15,146
05/25	$14,223	$10,990	$15,373
06/25	$14,454	$11,159	$15,659
07/25	$14,508	$11,130	$15,701
08/25	$14,661	$11,263	$15,887
09/25	$14,766	$11,386	$16,013
10/25	$14,791	$11,457	$16,056
11/25	$14,863	$11,528	$16,162
12/25	$14,941	$11,511	$16,262
01/26	$15,018	$11,523	$16,344
02/26	$15,061	$11,712	$16,393
03/26	$14,916	$11,506	$16,200
04/26	$15,129	$11,519	$16,458
05/26	$15,204	$11,554	$16,553
06/26	$15,227	$11,582	$16,593
07/26	$15,183	$11,431	$16,553

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.65	3.39	4.26
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
ICE BofA BB-B US Cash Pay High Yield Constrained Index	5.42	3.78	5.17

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 682,321,814
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 4,532,510
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$682,321,814
Total number of portfolio holdings	486
Management services fees (represents 0.64% of Fund average net assets)	$4,532,510
Portfolio turnover for the reporting period	53%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	94.0%
Money Market Funds	2.2%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.8%
Ardonagh Finco Ltd. 7.750% 02/15/2031	0.7%
HUB International Ltd. 7.250% 06/15/2030	0.7%
1261229 BC Ltd. 10.000% 04/15/2032	0.6%
ZF North America Capital, Inc. 6.875% 04/23/2032	0.6%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%

Material Fund Change [Text Block]
C000097521
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class A
Trading Symbol	IMNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Minnesota Tax-Exempt Fund Class A (including sales charges) ($11,023)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$9,693	$10,000	$10,000
08/16	$9,718	$10,013	$10,005
09/16	$9,672	$9,964	$9,950
10/16	$9,594	$9,859	$9,867
11/16	$9,243	$9,491	$9,509
12/16	$9,319	$9,603	$9,619
01/17	$9,361	$9,666	$9,687
02/17	$9,417	$9,733	$9,772
03/17	$9,442	$9,754	$9,791
04/17	$9,501	$9,825	$9,859
05/17	$9,647	$9,981	$9,979
06/17	$9,616	$9,945	$9,939
07/17	$9,673	$10,026	$10,017
08/17	$9,750	$10,102	$10,069
09/17	$9,720	$10,051	$10,016
10/17	$9,727	$10,075	$10,035
11/17	$9,704	$10,021	$9,956
12/17	$9,817	$10,126	$10,055
01/18	$9,697	$10,007	$9,951
02/18	$9,665	$9,977	$9,927
03/18	$9,707	$10,014	$9,951
04/18	$9,659	$9,978	$9,923
05/18	$9,755	$10,092	$10,011
06/18	$9,761	$10,101	$10,021
07/18	$9,768	$10,125	$10,048
08/18	$9,793	$10,151	$10,060
09/18	$9,727	$10,086	$9,997
10/18	$9,644	$10,023	$9,948
11/18	$9,725	$10,134	$10,060
12/18	$9,844	$10,256	$10,193
01/19	$9,888	$10,333	$10,271
02/19	$9,947	$10,389	$10,324
03/19	$10,120	$10,553	$10,467
04/19	$10,144	$10,592	$10,488
05/19	$10,299	$10,738	$10,616
06/19	$10,341	$10,778	$10,661
07/19	$10,403	$10,865	$10,750
08/19	$10,595	$11,036	$10,898
09/19	$10,524	$10,948	$10,803
10/19	$10,529	$10,968	$10,824
11/19	$10,533	$10,995	$10,848
12/19	$10,554	$11,029	$10,872
01/20	$10,745	$11,227	$11,054
02/20	$10,917	$11,371	$11,169
03/20	$10,406	$10,959	$10,889
04/20	$10,123	$10,821	$10,775
05/20	$10,507	$11,166	$11,118
06/20	$10,643	$11,258	$11,157
07/20	$10,837	$11,447	$11,311
08/20	$10,801	$11,393	$11,255
09/20	$10,811	$11,396	$11,264
10/20	$10,780	$11,362	$11,238
11/20	$10,945	$11,533	$11,381
12/20	$11,020	$11,603	$11,429
01/21	$11,060	$11,677	$11,470
02/21	$10,903	$11,492	$11,314
03/21	$10,956	$11,563	$11,368
04/21	$11,052	$11,660	$11,456
05/21	$11,110	$11,694	$11,470
06/21	$11,149	$11,727	$11,490
07/21	$11,237	$11,824	$11,586
08/21	$11,197	$11,780	$11,539
09/21	$11,096	$11,695	$11,462
10/21	$11,076	$11,661	$11,420
11/21	$11,188	$11,760	$11,508
12/21	$11,202	$11,779	$11,526
01/22	$10,908	$11,457	$11,232
02/22	$10,831	$11,416	$11,201
03/22	$10,443	$11,046	$10,871
04/22	$10,075	$10,740	$10,603
05/22	$10,217	$10,900	$10,737
06/22	$9,894	$10,721	$10,588
07/22	$10,229	$11,005	$10,843
08/22	$9,915	$10,763	$10,640
09/22	$9,388	$10,350	$10,272
10/22	$9,290	$10,264	$10,185
11/22	$9,827	$10,744	$10,636
12/22	$9,832	$10,775	$10,677
01/23	$10,172	$11,085	$10,946
02/23	$9,872	$10,834	$10,727
03/23	$10,061	$11,074	$10,953
04/23	$10,039	$11,049	$10,910
05/23	$9,946	$10,953	$10,794
06/23	$10,007	$11,063	$10,851
07/23	$10,018	$11,107	$10,911
08/23	$9,852	$10,947	$10,775
09/23	$9,482	$10,626	$10,440
10/23	$9,295	$10,536	$10,378
11/23	$10,021	$11,204	$11,008
12/23	$10,326	$11,465	$11,220
01/24	$10,322	$11,406	$11,155
02/24	$10,343	$11,421	$11,180
03/24	$10,344	$11,421	$11,161
04/24	$10,186	$11,279	$11,029
05/24	$10,182	$11,246	$10,963
06/24	$10,449	$11,418	$11,142
07/24	$10,540	$11,523	$11,259
08/24	$10,626	$11,613	$11,346
09/24	$10,775	$11,728	$11,452
10/24	$10,589	$11,557	$11,282
11/24	$10,800	$11,757	$11,457
12/24	$10,602	$11,586	$11,300
01/25	$10,641	$11,644	$11,364
02/25	$10,780	$11,759	$11,483
03/25	$10,514	$11,560	$11,300
04/25	$10,411	$11,467	$11,217
05/25	$10,348	$11,474	$11,251
06/25	$10,425	$11,546	$11,310
07/25	$10,355	$11,522	$11,312
08/25	$10,450	$11,622	$11,407
09/25	$10,810	$11,892	$11,640
10/25	$10,973	$12,039	$11,762
11/25	$11,023	$12,067	$11,796
12/25	$11,041	$12,078	$11,823
01/26	$11,126	$12,191	$11,944
02/26	$11,291	$12,343	$12,064
03/26	$10,994	$12,056	$11,793
04/26	$11,152	$12,194	$11,922
05/26	$11,221	$12,240	$11,949
06/26	$11,318	$12,358	$12,039
07/26	$11,023	$12,129	$11,825

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.45	(0.38)	1.29
Class A (including sales charges)	3.26	(0.99)	0.98
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 484,211,944
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,260,028
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Material Fund Change [Text Block]
C000097523
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class C
Trading Symbol	RMTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$160	1.56%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Minnesota Tax-Exempt Fund Class C (including sales charges) ($10,551)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$10,000	$10,000	$10,000
08/16	$10,020	$10,013	$10,005
09/16	$9,966	$9,964	$9,950
10/16	$9,880	$9,859	$9,867
11/16	$9,512	$9,491	$9,509
12/16	$9,602	$9,603	$9,619
01/17	$9,621	$9,666	$9,687
02/17	$9,673	$9,733	$9,772
03/17	$9,693	$9,754	$9,791
04/17	$9,747	$9,825	$9,859
05/17	$9,891	$9,981	$9,979
06/17	$9,853	$9,945	$9,939
07/17	$9,905	$10,026	$10,017
08/17	$9,977	$10,102	$10,069
09/17	$9,941	$10,051	$10,016
10/17	$9,941	$10,075	$10,035
11/17	$9,911	$10,021	$9,956
12/17	$10,021	$10,126	$10,055
01/18	$9,892	$10,007	$9,951
02/18	$9,853	$9,977	$9,927
03/18	$9,890	$10,014	$9,951
04/18	$9,835	$9,978	$9,923
05/18	$9,927	$10,092	$10,011
06/18	$9,927	$10,101	$10,021
07/18	$9,927	$10,125	$10,048
08/18	$9,947	$10,151	$10,060
09/18	$9,873	$10,086	$9,997
10/18	$9,783	$10,023	$9,948
11/18	$9,859	$10,134	$10,060
12/18	$9,974	$10,256	$10,193
01/19	$10,011	$10,333	$10,271
02/19	$10,065	$10,389	$10,324
03/19	$10,234	$10,553	$10,467
04/19	$10,252	$10,592	$10,488
05/19	$10,402	$10,738	$10,616
06/19	$10,438	$10,778	$10,661
07/19	$10,494	$10,865	$10,750
08/19	$10,681	$11,036	$10,898
09/19	$10,603	$10,948	$10,803
10/19	$10,601	$10,968	$10,824
11/19	$10,598	$10,995	$10,848
12/19	$10,613	$11,029	$10,872
01/20	$10,799	$11,227	$11,054
02/20	$10,964	$11,371	$11,169
03/20	$10,445	$10,959	$10,889
04/20	$10,154	$10,821	$10,775
05/20	$10,533	$11,166	$11,118
06/20	$10,663	$11,258	$11,157
07/20	$10,850	$11,447	$11,311
08/20	$10,807	$11,393	$11,255
09/20	$10,811	$11,396	$11,264
10/20	$10,777	$11,362	$11,238
11/20	$10,931	$11,533	$11,381
12/20	$10,999	$11,603	$11,429
01/21	$11,036	$11,677	$11,470
02/21	$10,874	$11,492	$11,314
03/21	$10,919	$11,563	$11,368
04/21	$11,004	$11,660	$11,456
05/21	$11,055	$11,694	$11,470
06/21	$11,086	$11,727	$11,490
07/21	$11,167	$11,824	$11,586
08/21	$11,120	$11,780	$11,539
09/21	$11,013	$11,695	$11,462
10/21	$10,986	$11,661	$11,420
11/21	$11,091	$11,760	$11,508
12/21	$11,097	$11,779	$11,526
01/22	$10,799	$11,457	$11,232
02/22	$10,716	$11,416	$11,201
03/22	$10,326	$11,046	$10,871
04/22	$9,961	$10,740	$10,603
05/22	$10,090	$10,900	$10,737
06/22	$9,765	$10,721	$10,588
07/22	$10,089	$11,005	$10,843
08/22	$9,773	$10,763	$10,640
09/22	$9,248	$10,350	$10,272
10/22	$9,145	$10,264	$10,185
11/22	$9,668	$10,744	$10,636
12/22	$9,667	$10,775	$10,677
01/23	$9,995	$11,085	$10,946
02/23	$9,695	$10,834	$10,727
03/23	$9,874	$11,074	$10,953
04/23	$9,851	$11,049	$10,910
05/23	$9,749	$10,953	$10,794
06/23	$9,802	$11,063	$10,851
07/23	$9,807	$11,107	$10,911
08/23	$9,638	$10,947	$10,775
09/23	$9,271	$10,626	$10,440
10/23	$9,082	$10,536	$10,378
11/23	$9,785	$11,204	$11,008
12/23	$10,077	$11,465	$11,220
01/24	$10,066	$11,406	$11,155
02/24	$10,081	$11,421	$11,180
03/24	$10,075	$11,421	$11,161
04/24	$9,915	$11,279	$11,029
05/24	$9,906	$11,246	$10,963
06/24	$10,159	$11,418	$11,142
07/24	$10,240	$11,523	$11,259
08/24	$10,317	$11,613	$11,346
09/24	$10,457	$11,728	$11,452
10/24	$10,269	$11,557	$11,282
11/24	$10,468	$11,757	$11,457
12/24	$10,269	$11,586	$11,300
01/25	$10,300	$11,644	$11,364
02/25	$10,429	$11,759	$11,483
03/25	$10,165	$11,560	$11,300
04/25	$10,059	$11,467	$11,217
05/25	$9,991	$11,474	$11,251
06/25	$10,060	$11,546	$11,310
07/25	$9,991	$11,522	$11,312
08/25	$10,077	$11,622	$11,407
09/25	$10,412	$11,892	$11,640
10/25	$10,562	$12,039	$11,762
11/25	$10,604	$12,067	$11,796
12/25	$10,615	$12,078	$11,823
01/26	$10,689	$12,191	$11,944
02/26	$10,842	$12,343	$12,064
03/26	$10,550	$12,056	$11,793
04/26	$10,695	$12,194	$11,922
05/26	$10,754	$12,240	$11,949
06/26	$10,840	$12,358	$12,039
07/26	$10,551	$12,129	$11,825

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	5.61	(1.13)	0.54
Class C (including sales charges)	4.61	(1.13)	0.54
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 484,211,944
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,260,028
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Material Fund Change [Text Block]
C000097524
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional Class
Trading Symbol	CMNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Minnesota Tax-Exempt Fund Institutional Class ($11,648)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$10,000	$10,000	$10,000
08/16	$10,010	$10,013	$10,005
09/16	$9,965	$9,964	$9,950
10/16	$9,904	$9,859	$9,867
11/16	$9,526	$9,491	$9,509
12/16	$9,625	$9,603	$9,619
01/17	$9,652	$9,666	$9,687
02/17	$9,730	$9,733	$9,772
03/17	$9,740	$9,754	$9,791
04/17	$9,802	$9,825	$9,859
05/17	$9,955	$9,981	$9,979
06/17	$9,943	$9,945	$9,939
07/17	$10,005	$10,026	$10,017
08/17	$10,068	$10,102	$10,069
09/17	$10,058	$10,051	$10,016
10/17	$10,067	$10,075	$10,035
11/17	$10,045	$10,021	$9,956
12/17	$10,146	$10,126	$10,055
01/18	$10,042	$10,007	$9,951
02/18	$9,992	$9,977	$9,927
03/18	$10,038	$10,014	$9,951
04/18	$10,008	$9,978	$9,923
05/18	$10,111	$10,092	$10,011
06/18	$10,119	$10,101	$10,021
07/18	$10,128	$10,125	$10,048
08/18	$10,137	$10,151	$10,060
09/18	$10,071	$10,086	$9,997
10/18	$9,987	$10,023	$9,948
11/18	$10,073	$10,134	$10,060
12/18	$10,199	$10,256	$10,193
01/19	$10,265	$10,333	$10,271
02/19	$10,309	$10,389	$10,324
03/19	$10,491	$10,553	$10,467
04/19	$10,538	$10,592	$10,488
05/19	$10,682	$10,738	$10,616
06/19	$10,728	$10,778	$10,661
07/19	$10,813	$10,865	$10,750
08/19	$10,996	$11,036	$10,898
09/19	$10,925	$10,948	$10,803
10/19	$10,932	$10,968	$10,824
11/19	$10,957	$10,995	$10,848
12/19	$10,982	$11,029	$10,872
01/20	$11,183	$11,227	$11,054
02/20	$11,344	$11,371	$11,169
03/20	$10,835	$10,959	$10,889
04/20	$10,542	$10,821	$10,775
05/20	$10,944	$11,166	$11,118
06/20	$11,068	$11,258	$11,157
07/20	$11,293	$11,447	$11,311
08/20	$11,237	$11,393	$11,255
09/20	$11,261	$11,396	$11,264
10/20	$11,235	$11,362	$11,238
11/20	$11,409	$11,533	$11,381
12/20	$11,491	$11,603	$11,429
01/21	$11,534	$11,677	$11,470
02/21	$11,373	$11,492	$11,314
03/21	$11,430	$11,563	$11,368
04/21	$11,528	$11,660	$11,456
05/21	$11,592	$11,694	$11,470
06/21	$11,634	$11,727	$11,490
07/21	$11,728	$11,824	$11,586
08/21	$11,689	$11,780	$11,539
09/21	$11,587	$11,695	$11,462
10/21	$11,568	$11,661	$11,420
11/21	$11,688	$11,760	$11,508
12/21	$11,704	$11,779	$11,526
01/22	$11,400	$11,457	$11,232
02/22	$11,326	$11,416	$11,201
03/22	$10,923	$11,046	$10,871
04/22	$10,540	$10,740	$10,603
05/22	$10,685	$10,900	$10,737
06/22	$10,354	$10,721	$10,588
07/22	$10,707	$11,005	$10,843
08/22	$10,375	$10,763	$10,640
09/22	$9,825	$10,350	$10,272
10/22	$9,730	$10,264	$10,185
11/22	$10,289	$10,744	$10,636
12/22	$10,297	$10,775	$10,677
01/23	$10,656	$11,085	$10,946
02/23	$10,349	$10,834	$10,727
03/23	$10,549	$11,074	$10,953
04/23	$10,528	$11,049	$10,910
05/23	$10,427	$10,953	$10,794
06/23	$10,493	$11,063	$10,851
07/23	$10,508	$11,107	$10,911
08/23	$10,335	$10,947	$10,775
09/23	$9,954	$10,626	$10,440
10/23	$9,760	$10,536	$10,378
11/23	$10,519	$11,204	$11,008
12/23	$10,842	$11,465	$11,220
01/24	$10,839	$11,406	$11,155
02/24	$10,869	$11,421	$11,180
03/24	$10,867	$11,421	$11,161
04/24	$10,709	$11,279	$11,029
05/24	$10,702	$11,246	$10,963
06/24	$10,984	$11,418	$11,142
07/24	$11,082	$11,523	$11,259
08/24	$11,175	$11,613	$11,346
09/24	$11,335	$11,728	$11,452
10/24	$11,141	$11,557	$11,282
11/24	$11,366	$11,757	$11,457
12/24	$11,165	$11,586	$11,300
01/25	$11,202	$11,644	$11,364
02/25	$11,357	$11,759	$11,483
03/25	$11,073	$11,560	$11,300
04/25	$10,967	$11,467	$11,217
05/25	$10,902	$11,474	$11,251
06/25	$10,986	$11,546	$11,310
07/25	$10,920	$11,522	$11,312
08/25	$11,023	$11,622	$11,407
09/25	$11,400	$11,892	$11,640
10/25	$11,579	$12,039	$11,762
11/25	$11,629	$12,067	$11,796
12/25	$11,657	$12,078	$11,823
01/26	$11,742	$12,191	$11,944
02/26	$11,920	$12,343	$12,064
03/26	$11,608	$12,056	$11,793
04/26	$11,778	$12,194	$11,922
05/26	$11,852	$12,240	$11,949
06/26	$11,957	$12,358	$12,039
07/26	$11,648	$12,129	$11,825

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	6.66	(0.14)	1.54
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 484,211,944
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,260,028
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Material Fund Change [Text Block]
C000136871
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 2 Class
Trading Symbol	CADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Minnesota Tax-Exempt Fund Institutional 2 Class ($11,655)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$10,000	$10,000	$10,000
08/16	$10,028	$10,013	$10,005
09/16	$9,983	$9,964	$9,950
10/16	$9,905	$9,859	$9,867
11/16	$9,543	$9,491	$9,509
12/16	$9,642	$9,603	$9,619
01/17	$9,669	$9,666	$9,687
02/17	$9,729	$9,733	$9,772
03/17	$9,757	$9,754	$9,791
04/17	$9,820	$9,825	$9,859
05/17	$9,973	$9,981	$9,979
06/17	$9,960	$9,945	$9,939
07/17	$10,003	$10,026	$10,017
08/17	$10,085	$10,102	$10,069
09/17	$10,056	$10,051	$10,016
10/17	$10,065	$10,075	$10,035
11/17	$10,061	$10,021	$9,956
12/17	$10,162	$10,126	$10,055
01/18	$10,039	$10,007	$9,951
02/18	$10,007	$9,977	$9,927
03/18	$10,053	$10,014	$9,951
04/18	$10,005	$9,978	$9,923
05/18	$10,126	$10,092	$10,011
06/18	$10,115	$10,101	$10,021
07/18	$10,124	$10,125	$10,048
08/18	$10,152	$10,151	$10,060
09/18	$10,086	$10,086	$9,997
10/18	$10,002	$10,023	$9,948
11/18	$10,088	$10,134	$10,060
12/18	$10,214	$10,256	$10,193
01/19	$10,261	$10,333	$10,271
02/19	$10,324	$10,389	$10,324
03/19	$10,506	$10,553	$10,467
04/19	$10,553	$10,592	$10,488
05/19	$10,697	$10,738	$10,616
06/19	$10,743	$10,778	$10,661
07/19	$10,828	$10,865	$10,750
08/19	$11,011	$11,036	$10,898
09/19	$10,940	$10,948	$10,803
10/19	$10,947	$10,968	$10,824
11/19	$10,953	$10,995	$10,848
12/19	$10,997	$11,029	$10,872
01/20	$11,198	$11,227	$11,054
02/20	$11,359	$11,371	$11,169
03/20	$10,829	$10,959	$10,889
04/20	$10,555	$10,821	$10,775
05/20	$10,938	$11,166	$11,118
06/20	$11,082	$11,258	$11,157
07/20	$11,287	$11,447	$11,311
08/20	$11,251	$11,393	$11,255
09/20	$11,270	$11,396	$11,264
10/20	$11,239	$11,362	$11,238
11/20	$11,414	$11,533	$11,381
12/20	$11,495	$11,603	$11,429
01/21	$11,538	$11,677	$11,470
02/21	$11,376	$11,492	$11,314
03/21	$11,434	$11,563	$11,368
04/21	$11,532	$11,660	$11,456
05/21	$11,601	$11,694	$11,470
06/21	$11,643	$11,727	$11,490
07/21	$11,737	$11,824	$11,586
08/21	$11,693	$11,780	$11,539
09/21	$11,595	$11,695	$11,462
10/21	$11,576	$11,661	$11,420
11/21	$11,691	$11,760	$11,508
12/21	$11,713	$11,779	$11,526
01/22	$11,408	$11,457	$11,232
02/22	$11,329	$11,416	$11,201
03/22	$10,925	$11,046	$10,871
04/22	$10,541	$10,740	$10,603
05/22	$10,692	$10,900	$10,737
06/22	$10,356	$10,721	$10,588
07/22	$10,709	$11,005	$10,843
08/22	$10,382	$10,763	$10,640
09/22	$9,831	$10,350	$10,272
10/22	$9,731	$10,264	$10,185
11/22	$10,296	$10,744	$10,636
12/22	$10,304	$10,775	$10,677
01/23	$10,663	$11,085	$10,946
02/23	$10,350	$10,834	$10,727
03/23	$10,556	$11,074	$10,953
04/23	$10,535	$11,049	$10,910
05/23	$10,434	$10,953	$10,794
06/23	$10,500	$11,063	$10,851
07/23	$10,514	$11,107	$10,911
08/23	$10,342	$10,947	$10,775
09/23	$9,960	$10,626	$10,440
10/23	$9,765	$10,536	$10,378
11/23	$10,526	$11,204	$11,008
12/23	$10,849	$11,465	$11,220
01/24	$10,846	$11,406	$11,155
02/24	$10,870	$11,421	$11,180
03/24	$10,874	$11,421	$11,161
04/24	$10,710	$11,279	$11,029
05/24	$10,708	$11,246	$10,963
06/24	$10,991	$11,418	$11,142
07/24	$11,089	$11,523	$11,259
08/24	$11,182	$11,613	$11,346
09/24	$11,342	$11,728	$11,452
10/24	$11,148	$11,557	$11,282
11/24	$11,373	$11,757	$11,457
12/24	$11,172	$11,586	$11,300
01/25	$11,209	$11,644	$11,364
02/25	$11,364	$11,759	$11,483
03/25	$11,080	$11,560	$11,300
04/25	$10,974	$11,467	$11,217
05/25	$10,909	$11,474	$11,251
06/25	$10,993	$11,546	$11,310
07/25	$10,927	$11,522	$11,312
08/25	$11,030	$11,622	$11,407
09/25	$11,407	$11,892	$11,640
10/25	$11,586	$12,039	$11,762
11/25	$11,636	$12,067	$11,796
12/25	$11,658	$12,078	$11,823
01/26	$11,750	$12,191	$11,944
02/26	$11,927	$12,343	$12,064
03/26	$11,615	$12,056	$11,793
04/26	$11,785	$12,194	$11,922
05/26	$11,860	$12,240	$11,949
06/26	$11,965	$12,358	$12,039
07/26	$11,655	$12,129	$11,825

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	6.66	(0.14)	1.54
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 484,211,944
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,260,028
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Material Fund Change [Text Block]
C000177153
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 3 Class
Trading Symbol	CMNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds and an underweight to AAA bonds added to relative performance.

Credit quality security selection | Security selection in not-rated bonds and bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, lease, local general obligation (GO) and utility bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | Overweights to the continuing care retirement community (CCRC) and charter schools sectors and an underweight to state GO bonds added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to airport and pre-pay gas bonds detracted.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated BBB detracted.

Credit quality allocation | While credit quality allocation was positive overall, an underweight to single-A and overweight to single-B bonds detracted from the Fund’s performance relative to its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Minnesota Tax-Exempt Fund Institutional 3 Class ($11,674)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg Minnesota Municipal Bond Index ($11,825)
07/16	$10,000	$10,000	$10,000
08/16	$10,026	$10,013	$10,005
09/16	$9,979	$9,964	$9,950
10/16	$9,898	$9,859	$9,867
11/16	$9,536	$9,491	$9,509
12/16	$9,615	$9,603	$9,619
01/17	$9,658	$9,666	$9,687
02/17	$9,716	$9,733	$9,772
03/17	$9,725	$9,754	$9,791
04/17	$9,788	$9,825	$9,859
05/17	$9,940	$9,981	$9,979
06/17	$9,929	$9,945	$9,939
07/17	$9,990	$10,026	$10,017
08/17	$10,071	$10,102	$10,069
09/17	$10,043	$10,051	$10,016
10/17	$10,053	$10,075	$10,035
11/17	$10,031	$10,021	$9,956
12/17	$10,132	$10,126	$10,055
01/18	$10,011	$10,007	$9,951
02/18	$9,980	$9,977	$9,927
03/18	$10,026	$10,014	$9,951
04/18	$9,978	$9,978	$9,923
05/18	$10,100	$10,092	$10,011
06/18	$10,108	$10,101	$10,021
07/18	$10,117	$10,125	$10,048
08/18	$10,127	$10,151	$10,060
09/18	$10,061	$10,086	$9,997
10/18	$9,978	$10,023	$9,948
11/18	$10,064	$10,134	$10,060
12/18	$10,190	$10,256	$10,193
01/19	$10,257	$10,333	$10,271
02/19	$10,301	$10,389	$10,324
03/19	$10,483	$10,553	$10,467
04/19	$10,530	$10,592	$10,488
05/19	$10,674	$10,738	$10,616
06/19	$10,720	$10,778	$10,661
07/19	$10,806	$10,865	$10,750
08/19	$10,989	$11,036	$10,898
09/19	$10,918	$10,948	$10,803
10/19	$10,926	$10,968	$10,824
11/19	$10,932	$10,995	$10,848
12/19	$10,977	$11,029	$10,872
01/20	$11,178	$11,227	$11,054
02/20	$11,338	$11,371	$11,169
03/20	$10,811	$10,959	$10,889
04/20	$10,539	$10,821	$10,775
05/20	$10,941	$11,166	$11,118
06/20	$11,065	$11,258	$11,157
07/20	$11,269	$11,447	$11,311
08/20	$11,234	$11,393	$11,255
09/20	$11,253	$11,396	$11,264
10/20	$11,228	$11,362	$11,238
11/20	$11,403	$11,533	$11,381
12/20	$11,484	$11,603	$11,429
01/21	$11,528	$11,677	$11,470
02/21	$11,367	$11,492	$11,314
03/21	$11,425	$11,563	$11,368
04/21	$11,524	$11,660	$11,456
05/21	$11,587	$11,694	$11,470
06/21	$11,630	$11,727	$11,490
07/21	$11,730	$11,824	$11,586
08/21	$11,686	$11,780	$11,539
09/21	$11,589	$11,695	$11,462
10/21	$11,571	$11,661	$11,420
11/21	$11,686	$11,760	$11,508
12/21	$11,703	$11,779	$11,526
01/22	$11,404	$11,457	$11,232
02/22	$11,326	$11,416	$11,201
03/22	$10,923	$11,046	$10,871
04/22	$10,541	$10,740	$10,603
05/22	$10,688	$10,900	$10,737
06/22	$10,352	$10,721	$10,588
07/22	$10,705	$11,005	$10,843
08/22	$10,379	$10,763	$10,640
09/22	$9,830	$10,350	$10,272
10/22	$9,730	$10,264	$10,185
11/22	$10,295	$10,744	$10,636
12/22	$10,303	$10,775	$10,677
01/23	$10,661	$11,085	$10,946
02/23	$10,355	$10,834	$10,727
03/23	$10,556	$11,074	$10,953
04/23	$10,535	$11,049	$10,910
05/23	$10,435	$10,953	$10,794
06/23	$10,501	$11,063	$10,851
07/23	$10,516	$11,107	$10,911
08/23	$10,344	$10,947	$10,775
09/23	$9,959	$10,626	$10,440
10/23	$9,765	$10,536	$10,378
11/23	$10,530	$11,204	$11,008
12/23	$10,853	$11,465	$11,220
01/24	$10,851	$11,406	$11,155
02/24	$10,875	$11,421	$11,180
03/24	$10,879	$11,421	$11,161
04/24	$10,716	$11,279	$11,029
05/24	$10,715	$11,246	$10,963
06/24	$10,998	$11,418	$11,142
07/24	$11,096	$11,523	$11,259
08/24	$11,189	$11,613	$11,346
09/24	$11,350	$11,728	$11,452
10/24	$11,157	$11,557	$11,282
11/24	$11,382	$11,757	$11,457
12/24	$11,181	$11,586	$11,300
01/25	$11,219	$11,644	$11,364
02/25	$11,374	$11,759	$11,483
03/25	$11,091	$11,560	$11,300
04/25	$10,986	$11,467	$11,217
05/25	$10,921	$11,474	$11,251
06/25	$11,005	$11,546	$11,310
07/25	$10,940	$11,522	$11,312
08/25	$11,043	$11,622	$11,407
09/25	$11,421	$11,892	$11,640
10/25	$11,601	$12,039	$11,762
11/25	$11,651	$12,067	$11,796
12/25	$11,673	$12,078	$11,823
01/26	$11,766	$12,191	$11,944
02/26	$11,943	$12,343	$12,064
03/26	$11,632	$12,056	$11,793
04/26	$11,802	$12,194	$11,922
05/26	$11,877	$12,240	$11,949
06/26	$11,983	$12,358	$12,039
07/26	$11,674	$12,129	$11,825

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	6.71	(0.09)	1.56
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg Minnesota Municipal Bond Index	4.53	0.41	1.69

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 484,211,944
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 2,260,028
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$484,211,944
Total number of portfolio holdings	243
Management services fees (represents 0.47% of Fund average net assets)	$2,260,028
Portfolio turnover for the reporting period	13%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	97.1%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
City of Rochester 5.000% 11/15/2057	2.7%
Roseville Independent School District No. 623 4.000% 02/01/2038	2.1%
City of Maple Grove 4.000% 05/01/2037	2.0%
Brainerd Independent School District No. 181 4.000% 02/01/2037	2.0%
Minnesota Higher Education Facilities Authority 5.000% 10/01/2052	1.6%
County of Hennepin 5.000% 12/01/2037	1.6%
County of Chippewa 4.000% 03/01/2037	1.5%
Stillwater Independent School District No. 834 4.000% 02/01/2042	1.4%
State of Minnesota 4.000% 08/01/2043	1.4%
Mounds View Independent School District No. 621 4.000% 02/01/2043	1.3%

Material Fund Change [Text Block]
C000097580
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Class A
Trading Symbol	ALDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Short Corporate Income Fund Class A (including sales charges) ($12,599)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$9,899	$10,000	$10,000
08/16	$9,955	$9,989	$10,002
09/16	$9,976	$9,983	$10,012
10/16	$9,988	$9,906	$10,008
11/16	$9,918	$9,672	$9,914
12/16	$9,949	$9,686	$9,931
01/17	$9,992	$9,705	$9,970
02/17	$10,013	$9,770	$10,018
03/17	$10,014	$9,765	$10,024
04/17	$10,047	$9,840	$10,074
05/17	$10,079	$9,916	$10,117
06/17	$10,072	$9,906	$10,117
07/17	$10,125	$9,949	$10,172
08/17	$10,149	$10,038	$10,204
09/17	$10,142	$9,990	$10,194
10/17	$10,156	$9,996	$10,205
11/17	$10,119	$9,983	$10,172
12/17	$10,123	$10,029	$10,185
01/18	$10,084	$9,913	$10,140
02/18	$10,045	$9,819	$10,100
03/18	$10,038	$9,882	$10,104
04/18	$10,021	$9,809	$10,095
05/18	$10,068	$9,879	$10,141
06/18	$10,042	$9,867	$10,132
07/18	$10,070	$9,869	$10,159
08/18	$10,119	$9,932	$10,213
09/18	$10,107	$9,868	$10,204
10/18	$10,085	$9,790	$10,194
11/18	$10,065	$9,849	$10,196
12/18	$10,119	$10,030	$10,282
01/19	$10,246	$10,136	$10,400
02/19	$10,290	$10,131	$10,439
03/19	$10,396	$10,325	$10,550
04/19	$10,461	$10,328	$10,586
05/19	$10,513	$10,511	$10,662
06/19	$10,629	$10,643	$10,771
07/19	$10,649	$10,666	$10,779
08/19	$10,732	$10,943	$10,895
09/19	$10,730	$10,885	$10,897
10/19	$10,781	$10,917	$10,951
11/19	$10,789	$10,912	$10,956
12/19	$10,849	$10,904	$11,000
01/20	$10,942	$11,114	$11,097
02/20	$11,014	$11,314	$11,181
03/20	$10,436	$11,247	$10,759
04/20	$10,885	$11,447	$11,078
05/20	$11,043	$11,501	$11,243
06/20	$11,178	$11,573	$11,361
07/20	$11,298	$11,746	$11,452
08/20	$11,310	$11,651	$11,479
09/20	$11,278	$11,645	$11,465
10/20	$11,300	$11,593	$11,486
11/20	$11,386	$11,707	$11,550
12/20	$11,439	$11,723	$11,595
01/21	$11,437	$11,639	$11,590
02/21	$11,401	$11,471	$11,563
03/21	$11,365	$11,327	$11,527
04/21	$11,405	$11,417	$11,578
05/21	$11,446	$11,454	$11,621
06/21	$11,431	$11,535	$11,607
07/21	$11,459	$11,664	$11,648
08/21	$11,455	$11,641	$11,641
09/21	$11,429	$11,541	$11,619
10/21	$11,369	$11,537	$11,559
11/21	$11,332	$11,572	$11,533
12/21	$11,338	$11,542	$11,541
01/22	$11,178	$11,293	$11,401
02/22	$11,075	$11,167	$11,313
03/22	$10,894	$10,857	$11,110
04/22	$10,681	$10,445	$10,954
05/22	$10,782	$10,512	$11,043
06/22	$10,574	$10,347	$10,894
07/22	$10,770	$10,600	$11,059
08/22	$10,621	$10,301	$10,921
09/22	$10,385	$9,856	$10,683
10/22	$10,395	$9,728	$10,650
11/22	$10,611	$10,086	$10,877
12/22	$10,615	$10,040	$10,892
01/23	$10,807	$10,349	$11,064
02/23	$10,671	$10,082	$10,931
03/23	$10,875	$10,338	$11,075
04/23	$10,921	$10,400	$11,152
05/23	$10,866	$10,287	$11,107
06/23	$10,845	$10,250	$11,082
07/23	$10,905	$10,243	$11,156
08/23	$10,921	$10,178	$11,168
09/23	$10,859	$9,919	$11,110
10/23	$10,856	$9,763	$11,100
11/23	$11,108	$10,205	$11,355
12/23	$11,305	$10,595	$11,567
01/24	$11,361	$10,566	$11,612
02/24	$11,288	$10,417	$11,556
03/24	$11,367	$10,513	$11,636
04/24	$11,295	$10,248	$11,560
05/24	$11,399	$10,421	$11,680
06/24	$11,469	$10,520	$11,748
07/24	$11,633	$10,766	$11,931
08/24	$11,763	$10,920	$12,063
09/24	$11,881	$11,067	$12,188
10/24	$11,774	$10,792	$12,079
11/24	$11,834	$10,906	$12,155
12/24	$11,822	$10,728	$12,139
01/25	$11,882	$10,785	$12,210
02/25	$11,980	$11,022	$12,326
03/25	$12,029	$11,026	$12,377
04/25	$12,092	$11,070	$12,461
05/25	$12,106	$10,990	$12,483
06/25	$12,220	$11,159	$12,600
07/25	$12,236	$11,130	$12,613
08/25	$12,350	$11,263	$12,749
09/25	$12,415	$11,386	$12,804
10/25	$12,455	$11,457	$12,849
11/25	$12,508	$11,528	$12,922
12/25	$12,548	$11,511	$12,966
01/26	$12,587	$11,523	$13,010
02/26	$12,652	$11,712	$13,094
03/26	$12,541	$11,506	$12,977
04/26	$12,580	$11,519	$13,031
05/26	$12,607	$11,554	$13,068
06/26	$12,621	$11,582	$13,086
07/26	$12,599	$11,431	$13,069

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	2.97	1.91	2.44
Class A (including sales charges)	1.94	1.70	2.34
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 461,252,449
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,116,657
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Material Fund Change [Text Block]
C000097582
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Class C
Trading Symbol	RDCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Short Corporate Income Fund Class C (including sales charges) ($11,796)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$10,000	$10,000	$10,000
08/16	$10,040	$9,989	$10,002
09/16	$10,055	$9,983	$10,012
10/16	$10,061	$9,906	$10,008
11/16	$9,994	$9,672	$9,914
12/16	$10,019	$9,686	$9,931
01/17	$10,045	$9,705	$9,970
02/17	$10,072	$9,770	$10,018
03/17	$10,067	$9,765	$10,024
04/17	$10,093	$9,840	$10,074
05/17	$10,119	$9,916	$10,117
06/17	$10,105	$9,906	$10,117
07/17	$10,153	$9,949	$10,172
08/17	$10,160	$10,038	$10,204
09/17	$10,146	$9,990	$10,194
10/17	$10,154	$9,996	$10,205
11/17	$10,110	$9,983	$10,172
12/17	$10,118	$10,029	$10,185
01/18	$10,073	$9,913	$10,140
02/18	$10,029	$9,819	$10,100
03/18	$10,015	$9,882	$10,104
04/18	$9,992	$9,809	$10,095
05/18	$10,022	$9,879	$10,141
06/18	$10,000	$9,867	$10,132
07/18	$10,022	$9,869	$10,159
08/18	$10,054	$9,932	$10,213
09/18	$10,046	$9,868	$10,204
10/18	$10,018	$9,790	$10,194
11/18	$9,992	$9,849	$10,196
12/18	$10,028	$10,030	$10,282
01/19	$10,148	$10,136	$10,400
02/19	$10,185	$10,131	$10,439
03/19	$10,285	$10,325	$10,550
04/19	$10,352	$10,328	$10,586
05/19	$10,398	$10,511	$10,662
06/19	$10,506	$10,643	$10,771
07/19	$10,519	$10,666	$10,779
08/19	$10,595	$10,943	$10,895
09/19	$10,586	$10,885	$10,897
10/19	$10,629	$10,917	$10,951
11/19	$10,630	$10,912	$10,956
12/19	$10,683	$10,904	$11,000
01/20	$10,768	$11,114	$11,097
02/20	$10,821	$11,314	$11,181
03/20	$10,246	$11,247	$10,759
04/20	$10,692	$11,447	$11,078
05/20	$10,840	$11,501	$11,243
06/20	$10,966	$11,573	$11,361
07/20	$11,077	$11,746	$11,452
08/20	$11,081	$11,651	$11,479
09/20	$11,044	$11,645	$11,465
10/20	$11,058	$11,593	$11,486
11/20	$11,136	$11,707	$11,550
12/20	$11,169	$11,723	$11,595
01/21	$11,160	$11,639	$11,590
02/21	$11,129	$11,471	$11,563
03/21	$11,087	$11,327	$11,527
04/21	$11,119	$11,417	$11,578
05/21	$11,141	$11,454	$11,621
06/21	$11,130	$11,535	$11,607
07/21	$11,152	$11,664	$11,648
08/21	$11,130	$11,641	$11,641
09/21	$11,109	$11,541	$11,619
10/21	$11,034	$11,537	$11,559
11/21	$10,991	$11,572	$11,533
12/21	$10,990	$11,542	$11,541
01/22	$10,828	$11,293	$11,401
02/22	$10,732	$11,167	$11,313
03/22	$10,538	$10,857	$11,110
04/22	$10,335	$10,445	$10,954
05/22	$10,426	$10,512	$11,043
06/22	$10,219	$10,347	$10,894
07/22	$10,401	$10,600	$11,059
08/22	$10,251	$10,301	$10,921
09/22	$10,016	$9,856	$10,683
10/22	$10,020	$9,728	$10,650
11/22	$10,211	$10,086	$10,877
12/22	$10,220	$10,040	$10,892
01/23	$10,397	$10,349	$11,064
02/23	$10,261	$10,082	$10,931
03/23	$10,450	$10,338	$11,075
04/23	$10,488	$10,400	$11,152
05/23	$10,428	$10,287	$11,107
06/23	$10,402	$10,250	$11,082
07/23	$10,453	$10,243	$11,156
08/23	$10,462	$10,178	$11,168
09/23	$10,396	$9,919	$11,110
10/23	$10,387	$9,763	$11,100
11/23	$10,621	$10,205	$11,355
12/23	$10,803	$10,595	$11,567
01/24	$10,849	$10,566	$11,612
02/24	$10,773	$10,417	$11,556
03/24	$10,842	$10,513	$11,636
04/24	$10,766	$10,248	$11,560
05/24	$10,859	$10,421	$11,680
06/24	$10,918	$10,520	$11,748
07/24	$11,068	$10,766	$11,931
08/24	$11,184	$10,920	$12,063
09/24	$11,289	$11,067	$12,188
10/24	$11,180	$10,792	$12,079
11/24	$11,230	$10,906	$12,155
12/24	$11,211	$10,728	$12,139
01/25	$11,262	$10,785	$12,210
02/25	$11,348	$11,022	$12,326
03/25	$11,388	$11,026	$12,377
04/25	$11,440	$11,070	$12,461
05/25	$11,446	$10,990	$12,483
06/25	$11,546	$11,159	$12,600
07/25	$11,554	$11,130	$12,613
08/25	$11,655	$11,263	$12,749
09/25	$11,709	$11,386	$12,804
10/25	$11,739	$11,457	$12,849
11/25	$11,781	$11,528	$12,922
12/25	$11,800	$11,511	$12,966
01/26	$11,841	$11,523	$13,010
02/26	$11,895	$11,712	$13,094
03/26	$11,784	$11,506	$12,977
04/26	$11,812	$11,519	$13,031
05/26	$11,831	$11,554	$13,068
06/26	$11,836	$11,582	$13,086
07/26	$11,796	$11,431	$13,069

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	2.09	1.13	1.67
Class C (including sales charges)	1.10	1.13	1.67
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 461,252,449
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,116,657
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Material Fund Change [Text Block]
C000097586
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	CLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Short Corporate Income Fund Institutional Class ($13,049)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$10,000	$10,000	$10,000
08/16	$10,058	$9,989	$10,002
09/16	$10,082	$9,983	$10,012
10/16	$10,096	$9,906	$10,008
11/16	$10,038	$9,672	$9,914
12/16	$10,062	$9,686	$9,931
01/17	$10,106	$9,705	$9,970
02/17	$10,130	$9,770	$10,018
03/17	$10,144	$9,765	$10,024
04/17	$10,179	$9,840	$10,074
05/17	$10,214	$9,916	$10,117
06/17	$10,209	$9,906	$10,117
07/17	$10,265	$9,949	$10,172
08/17	$10,281	$10,038	$10,204
09/17	$10,276	$9,990	$10,194
10/17	$10,292	$9,996	$10,205
11/17	$10,256	$9,983	$10,172
12/17	$10,273	$10,029	$10,185
01/18	$10,236	$9,913	$10,140
02/18	$10,199	$9,819	$10,100
03/18	$10,194	$9,882	$10,104
04/18	$10,179	$9,809	$10,095
05/18	$10,218	$9,879	$10,141
06/18	$10,204	$9,867	$10,132
07/18	$10,235	$9,869	$10,159
08/18	$10,276	$9,932	$10,213
09/18	$10,277	$9,868	$10,204
10/18	$10,257	$9,790	$10,194
11/18	$10,239	$9,849	$10,196
12/18	$10,285	$10,030	$10,282
01/19	$10,416	$10,136	$10,400
02/19	$10,462	$10,131	$10,439
03/19	$10,573	$10,325	$10,550
04/19	$10,652	$10,328	$10,586
05/19	$10,707	$10,511	$10,662
06/19	$10,828	$10,643	$10,771
07/19	$10,850	$10,666	$10,779
08/19	$10,937	$10,943	$10,895
09/19	$10,937	$10,885	$10,897
10/19	$10,991	$10,917	$10,951
11/19	$11,001	$10,912	$10,956
12/19	$11,065	$10,904	$11,000
01/20	$11,163	$11,114	$11,097
02/20	$11,226	$11,314	$11,181
03/20	$10,640	$11,247	$10,759
04/20	$11,112	$11,447	$11,078
05/20	$11,275	$11,501	$11,243
06/20	$11,415	$11,573	$11,361
07/20	$11,539	$11,746	$11,452
08/20	$11,554	$11,651	$11,479
09/20	$11,524	$11,645	$11,465
10/20	$11,549	$11,593	$11,486
11/20	$11,639	$11,707	$11,550
12/20	$11,696	$11,723	$11,595
01/21	$11,685	$11,639	$11,590
02/21	$11,662	$11,471	$11,563
03/21	$11,627	$11,327	$11,527
04/21	$11,671	$11,417	$11,578
05/21	$11,703	$11,454	$11,621
06/21	$11,702	$11,535	$11,607
07/21	$11,734	$11,664	$11,648
08/21	$11,732	$11,641	$11,641
09/21	$11,707	$11,541	$11,619
10/21	$11,649	$11,537	$11,559
11/21	$11,602	$11,572	$11,533
12/21	$11,621	$11,542	$11,541
01/22	$11,449	$11,293	$11,401
02/22	$11,357	$11,167	$11,313
03/22	$11,163	$10,857	$11,110
04/22	$10,958	$10,445	$10,954
05/22	$11,064	$10,512	$11,043
06/22	$10,853	$10,347	$10,894
07/22	$11,056	$10,600	$11,059
08/22	$10,895	$10,301	$10,921
09/22	$10,665	$9,856	$10,683
10/22	$10,679	$9,728	$10,650
11/22	$10,891	$10,086	$10,877
12/22	$10,909	$10,040	$10,892
01/23	$11,108	$10,349	$11,064
02/23	$10,970	$10,082	$10,931
03/23	$11,182	$10,338	$11,075
04/23	$11,232	$10,400	$11,152
05/23	$11,166	$10,287	$11,107
06/23	$11,159	$10,250	$11,082
07/23	$11,223	$10,243	$11,156
08/23	$11,242	$10,178	$11,168
09/23	$11,180	$9,919	$11,110
10/23	$11,180	$9,763	$11,100
11/23	$11,441	$10,205	$11,355
12/23	$11,646	$10,595	$11,567
01/24	$11,694	$10,566	$11,612
02/24	$11,634	$10,417	$11,556
03/24	$11,705	$10,513	$11,636
04/24	$11,633	$10,248	$11,560
05/24	$11,755	$10,421	$11,680
06/24	$11,830	$10,520	$11,748
07/24	$12,002	$10,766	$11,931
08/24	$12,125	$10,920	$12,063
09/24	$12,262	$11,067	$12,188
10/24	$12,142	$10,792	$12,079
11/24	$12,218	$10,906	$12,155
12/24	$12,209	$10,728	$12,139
01/25	$12,274	$10,785	$12,210
02/25	$12,377	$11,022	$12,326
03/25	$12,418	$11,026	$12,377
04/25	$12,498	$11,070	$12,461
05/25	$12,515	$10,990	$12,483
06/25	$12,635	$11,159	$12,600
07/25	$12,655	$11,130	$12,613
08/25	$12,776	$11,263	$12,749
09/25	$12,845	$11,386	$12,804
10/25	$12,889	$11,457	$12,849
11/25	$12,946	$11,528	$12,922
12/25	$12,978	$11,511	$12,966
01/26	$13,021	$11,523	$13,010
02/26	$13,104	$11,712	$13,094
03/26	$12,992	$11,506	$12,977
04/26	$13,035	$11,519	$13,031
05/26	$13,066	$11,554	$13,068
06/26	$13,083	$11,582	$13,086
07/26	$13,049	$11,431	$13,069

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	3.12	2.15	2.70
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 461,252,449
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,116,657
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Material Fund Change [Text Block]
C000120797
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CTLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Short Corporate Income Fund Institutional 2 Class ($13,102)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$10,000	$10,000	$10,000
08/16	$10,059	$9,989	$10,002
09/16	$10,073	$9,983	$10,012
10/16	$10,088	$9,906	$10,008
11/16	$10,030	$9,672	$9,914
12/16	$10,064	$9,686	$9,931
01/17	$10,099	$9,705	$9,970
02/17	$10,133	$9,770	$10,018
03/17	$10,137	$9,765	$10,024
04/17	$10,172	$9,840	$10,074
05/17	$10,208	$9,916	$10,117
06/17	$10,202	$9,906	$10,117
07/17	$10,259	$9,949	$10,172
08/17	$10,285	$10,038	$10,204
09/17	$10,270	$9,990	$10,194
10/17	$10,287	$9,996	$10,205
11/17	$10,262	$9,983	$10,172
12/17	$10,269	$10,029	$10,185
01/18	$10,232	$9,913	$10,140
02/18	$10,195	$9,819	$10,100
03/18	$10,191	$9,882	$10,104
04/18	$10,176	$9,809	$10,095
05/18	$10,215	$9,879	$10,141
06/18	$10,202	$9,867	$10,132
07/18	$10,233	$9,869	$10,159
08/18	$10,275	$9,932	$10,213
09/18	$10,276	$9,868	$10,204
10/18	$10,257	$9,790	$10,194
11/18	$10,239	$9,849	$10,196
12/18	$10,286	$10,030	$10,282
01/19	$10,418	$10,136	$10,400
02/19	$10,464	$10,131	$10,439
03/19	$10,576	$10,325	$10,550
04/19	$10,655	$10,328	$10,586
05/19	$10,711	$10,511	$10,662
06/19	$10,832	$10,643	$10,771
07/19	$10,855	$10,666	$10,779
08/19	$10,943	$10,943	$10,895
09/19	$10,943	$10,885	$10,897
10/19	$10,998	$10,917	$10,951
11/19	$11,008	$10,912	$10,956
12/19	$11,073	$10,904	$11,000
01/20	$11,171	$11,114	$11,097
02/20	$11,235	$11,314	$11,181
03/20	$10,649	$11,247	$10,759
04/20	$11,121	$11,447	$11,078
05/20	$11,285	$11,501	$11,243
06/20	$11,425	$11,573	$11,361
07/20	$11,551	$11,746	$11,452
08/20	$11,566	$11,651	$11,479
09/20	$11,537	$11,645	$11,465
10/20	$11,562	$11,593	$11,486
11/20	$11,653	$11,707	$11,550
12/20	$11,710	$11,723	$11,595
01/21	$11,710	$11,639	$11,590
02/21	$11,677	$11,471	$11,563
03/21	$11,642	$11,327	$11,527
04/21	$11,687	$11,417	$11,578
05/21	$11,720	$11,454	$11,621
06/21	$11,718	$11,535	$11,607
07/21	$11,751	$11,664	$11,648
08/21	$11,749	$11,641	$11,641
09/21	$11,725	$11,541	$11,619
10/21	$11,668	$11,537	$11,559
11/21	$11,632	$11,572	$11,533
12/21	$11,641	$11,542	$11,541
01/22	$11,480	$11,293	$11,401
02/22	$11,377	$11,167	$11,313
03/22	$11,183	$10,857	$11,110
04/22	$10,978	$10,445	$10,954
05/22	$11,084	$10,512	$11,043
06/22	$10,874	$10,347	$10,894
07/22	$11,077	$10,600	$11,059
08/22	$10,916	$10,301	$10,921
09/22	$10,687	$9,856	$10,683
10/22	$10,701	$9,728	$10,650
11/22	$10,914	$10,086	$10,877
12/22	$10,932	$10,040	$10,892
01/23	$11,132	$10,349	$11,064
02/23	$10,995	$10,082	$10,931
03/23	$11,207	$10,338	$11,075
04/23	$11,258	$10,400	$11,152
05/23	$11,204	$10,287	$11,107
06/23	$11,185	$10,250	$11,082
07/23	$11,250	$10,243	$11,156
08/23	$11,270	$10,178	$11,168
09/23	$11,208	$9,919	$11,110
10/23	$11,208	$9,763	$11,100
11/23	$11,471	$10,205	$11,355
12/23	$11,677	$10,595	$11,567
01/24	$11,725	$10,566	$11,612
02/24	$11,665	$10,417	$11,556
03/24	$11,750	$10,513	$11,636
04/24	$11,678	$10,248	$11,560
05/24	$11,789	$10,421	$11,680
06/24	$11,864	$10,520	$11,748
07/24	$12,037	$10,766	$11,931
08/24	$12,173	$10,920	$12,063
09/24	$12,299	$11,067	$12,188
10/24	$12,191	$10,792	$12,079
11/24	$12,256	$10,906	$12,155
12/24	$12,247	$10,728	$12,139
01/25	$12,313	$10,785	$12,210
02/25	$12,417	$11,022	$12,326
03/25	$12,471	$11,026	$12,377
04/25	$12,539	$11,070	$12,461
05/25	$12,557	$10,990	$12,483
06/25	$12,678	$11,159	$12,600
07/25	$12,698	$11,130	$12,613
08/25	$12,820	$11,263	$12,749
09/25	$12,890	$11,386	$12,804
10/25	$12,935	$11,457	$12,849
11/25	$12,993	$11,528	$12,922
12/25	$13,038	$11,511	$12,966
01/26	$13,083	$11,523	$13,010
02/26	$13,153	$11,712	$13,094
03/26	$13,041	$11,506	$12,977
04/26	$13,085	$11,519	$13,031
05/26	$13,117	$11,554	$13,068
06/26	$13,135	$11,582	$13,086
07/26	$13,102	$11,431	$13,069

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	3.18	2.20	2.74
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 461,252,449
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,116,657
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Material Fund Change [Text Block]
C000126956
Shareholder Report [Line Items]
Fund Name	Columbia Select Short Corporate Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation | The largest positive contributor to the Fund’s performance relative to the benchmark during the period was industry allocation, particularly overweights to the independent energy and health insurance industries. Additionally, underweight allocations to technology, retailers and wirelines contributed to the Fund’s relative performance.

Credit allocation | The Fund, on average, was overweight credit risk relative to the benchmark which contributed to relative performance during the period.

Duration and curve positioning | Duration and curve positioning contributed modestly to the Fund’s overall relative performance over the period. (Duration is a measure of a bond’s sensitivity to changes in interest rates).

Top Performance Detractors

Security selection | Security selection was the largest detractor from the Fund’s performance relative to the benchmark during the period.  Overweights to a technology company and a bank were the largest detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Short Corporate Income Fund Institutional 3 Class ($13,180)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. 1-5 Year Corporate Index ($13,069)
07/16	$10,000	$10,000	$10,000
08/16	$10,059	$9,989	$10,002
09/16	$10,084	$9,983	$10,012
10/16	$10,099	$9,906	$10,008
11/16	$10,042	$9,672	$9,914
12/16	$10,066	$9,686	$9,931
01/17	$10,112	$9,705	$9,970
02/17	$10,136	$9,770	$10,018
03/17	$10,151	$9,765	$10,024
04/17	$10,186	$9,840	$10,074
05/17	$10,222	$9,916	$10,117
06/17	$10,217	$9,906	$10,117
07/17	$10,275	$9,949	$10,172
08/17	$10,301	$10,038	$10,204
09/17	$10,286	$9,990	$10,194
10/17	$10,303	$9,996	$10,205
11/17	$10,279	$9,983	$10,172
12/17	$10,287	$10,029	$10,185
01/18	$10,250	$9,913	$10,140
02/18	$10,214	$9,819	$10,100
03/18	$10,209	$9,882	$10,104
04/18	$10,196	$9,809	$10,095
05/18	$10,235	$9,879	$10,141
06/18	$10,223	$9,867	$10,132
07/18	$10,254	$9,869	$10,159
08/18	$10,297	$9,932	$10,213
09/18	$10,298	$9,868	$10,204
10/18	$10,279	$9,790	$10,194
11/18	$10,262	$9,849	$10,196
12/18	$10,309	$10,030	$10,282
01/19	$10,442	$10,136	$10,400
02/19	$10,489	$10,131	$10,439
03/19	$10,601	$10,325	$10,550
04/19	$10,680	$10,328	$10,586
05/19	$10,737	$10,511	$10,662
06/19	$10,859	$10,643	$10,771
07/19	$10,882	$10,666	$10,779
08/19	$10,971	$10,943	$10,895
09/19	$10,972	$10,885	$10,897
10/19	$11,027	$10,917	$10,951
11/19	$11,038	$10,912	$10,956
12/19	$11,103	$10,904	$11,000
01/20	$11,202	$11,114	$11,097
02/20	$11,267	$11,314	$11,181
03/20	$10,679	$11,247	$10,759
04/20	$11,154	$11,447	$11,078
05/20	$11,319	$11,501	$11,243
06/20	$11,460	$11,573	$11,361
07/20	$11,586	$11,746	$11,452
08/20	$11,602	$11,651	$11,479
09/20	$11,573	$11,645	$11,465
10/20	$11,587	$11,593	$11,486
11/20	$11,679	$11,707	$11,550
12/20	$11,748	$11,723	$11,595
01/21	$11,749	$11,639	$11,590
02/21	$11,715	$11,471	$11,563
03/21	$11,681	$11,327	$11,527
04/21	$11,726	$11,417	$11,578
05/21	$11,760	$11,454	$11,621
06/21	$11,759	$11,535	$11,607
07/21	$11,792	$11,664	$11,648
08/21	$11,791	$11,641	$11,641
09/21	$11,767	$11,541	$11,619
10/21	$11,710	$11,537	$11,559
11/21	$11,674	$11,572	$11,533
12/21	$11,684	$11,542	$11,541
01/22	$11,523	$11,293	$11,401
02/22	$11,420	$11,167	$11,313
03/22	$11,226	$10,857	$11,110
04/22	$11,020	$10,445	$10,954
05/22	$11,127	$10,512	$11,043
06/22	$10,916	$10,347	$10,894
07/22	$11,121	$10,600	$11,059
08/22	$10,960	$10,301	$10,921
09/22	$10,730	$9,856	$10,683
10/22	$10,744	$9,728	$10,650
11/22	$10,958	$10,086	$10,877
12/22	$10,978	$10,040	$10,892
01/23	$11,179	$10,349	$11,064
02/23	$11,041	$10,082	$10,931
03/23	$11,255	$10,338	$11,075
04/23	$11,306	$10,400	$11,152
05/23	$11,253	$10,287	$11,107
06/23	$11,235	$10,250	$11,082
07/23	$11,300	$10,243	$11,156
08/23	$11,320	$10,178	$11,168
09/23	$11,259	$9,919	$11,110
10/23	$11,260	$9,763	$11,100
11/23	$11,524	$10,205	$11,355
12/23	$11,731	$10,595	$11,567
01/24	$11,781	$10,566	$11,612
02/24	$11,721	$10,417	$11,556
03/24	$11,794	$10,513	$11,636
04/24	$11,722	$10,248	$11,560
05/24	$11,846	$10,421	$11,680
06/24	$11,922	$10,520	$11,748
07/24	$12,097	$10,766	$11,931
08/24	$12,235	$10,920	$12,063
09/24	$12,361	$11,067	$12,188
10/24	$12,253	$10,792	$12,079
11/24	$12,319	$10,906	$12,155
12/24	$12,311	$10,728	$12,139
01/25	$12,378	$10,785	$12,210
02/25	$12,483	$11,022	$12,326
03/25	$12,525	$11,026	$12,377
04/25	$12,606	$11,070	$12,461
05/25	$12,625	$10,990	$12,483
06/25	$12,747	$11,159	$12,600
07/25	$12,768	$11,130	$12,613
08/25	$12,891	$11,263	$12,749
09/25	$12,962	$11,386	$12,804
10/25	$13,008	$11,457	$12,849
11/25	$13,066	$11,528	$12,922
12/25	$13,099	$11,511	$12,966
01/26	$13,145	$11,523	$13,010
02/26	$13,229	$11,712	$13,094
03/26	$13,117	$11,506	$12,977
04/26	$13,162	$11,519	$13,031
05/26	$13,194	$11,554	$13,068
06/26	$13,200	$11,582	$13,086
07/26	$13,180	$11,431	$13,069

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	3.23	2.25	2.80
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. 1-5 Year Corporate Index	3.61	2.33	2.71

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 461,252,449
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,116,657
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$461,252,449
Total number of portfolio holdings	106
Management services fees (represents 0.43% of Fund average net assets)	$2,116,657
Portfolio turnover for the reporting period	130%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	90.7%
Money Market Funds	3.6%
U.S. Treasury Obligations	3.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
U.S. Treasury 3.500% 03/15/2029	3.1%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Bacardi-Martini BV 5.550% 02/01/2030	2.8%
Goldman Sachs Group, Inc. (The) 5.240% 07/21/2032	2.6%
Morgan Stanley 5.170% 07/14/2032	2.4%
Amazon.com, Inc. 4.800% 07/09/2031	2.4%
Bank of America Corp. 4.695% 04/23/2032	2.3%
Northrop Grumman Corp. 3.200% 02/01/2027	1.9%
Keurig Dr Pepper, Inc. 5.100% 03/15/2027	1.8%

Material Fund Change [Text Block]
C000100156
Shareholder Report [Line Items]
Fund Name	Columbia Short-Term Cash Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short-Term Cash Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short-Term Cash Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 15,144,367,367
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$15,144,367,367
Total number of portfolio holdings	182
Management services fees (represents 0.0% of Fund average net assets)	$-

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	41.4%
Commercial Paper	33.8%
Treasury Bills	11.0%
Certificates of Deposit	6.2%
Asset-Backed Commercial Paper	4.6%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cooperatieve Rabobank UA 3.760% 08/03/2026	3.1%
Commerzbank US Finance, Inc. 3.760% 08/03/2026	2.2%
Credit Agricole 3.760% 08/03/2026	1.8%
Australia and New Zealand Banking Group Ltd. 3.610% 08/06/2026	1.7%
Canadian Imperial Bank of Commerce 3.760% 08/06/2026	1.6%
U.S. Treasury Bills 3.210% 08/25/2026	1.6%
Cisco Systems, Inc. 3.760% 08/05/2026	1.5%
Australia and New Zealand Banking Group Ltd. 3.590% 08/03/2026	1.5%
Toronto Dominion Bank (The) 3.760% 08/07/2026	1.4%
UnitedHealth Group, Inc. 3.760% 08/03/2026	1.4%

C000097542
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class A
Trading Symbol	INTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Municipal Income Fund Class A (including sales charges) ($11,688)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$9,698	$10,000	$10,000
08/16	$9,750	$10,013	$10,036
09/16	$9,684	$9,964	$10,063
10/16	$9,573	$9,859	$9,938
11/16	$9,204	$9,491	$9,346
12/16	$9,279	$9,603	$9,476
01/17	$9,330	$9,666	$9,609
02/17	$9,403	$9,733	$9,838
03/17	$9,409	$9,754	$9,860
04/17	$9,485	$9,825	$9,927
05/17	$9,633	$9,981	$10,079
06/17	$9,637	$9,945	$10,057
07/17	$9,689	$10,026	$10,122
08/17	$9,814	$10,102	$10,262
09/17	$9,794	$10,051	$10,207
10/17	$9,799	$10,075	$10,235
11/17	$9,829	$10,021	$10,261
12/17	$9,957	$10,126	$10,394
01/18	$9,862	$10,007	$10,297
02/18	$9,814	$9,977	$10,304
03/18	$9,867	$10,014	$10,455
04/18	$9,845	$9,978	$10,502
05/18	$9,973	$10,092	$10,721
06/18	$9,975	$10,101	$10,775
07/18	$9,978	$10,125	$10,813
08/18	$10,006	$10,151	$10,899
09/18	$9,933	$10,086	$10,856
10/18	$9,813	$10,023	$10,720
11/18	$9,893	$10,134	$10,796
12/18	$10,006	$10,256	$10,889
01/19	$10,035	$10,333	$10,961
02/19	$10,112	$10,389	$11,021
03/19	$10,319	$10,553	$11,305
04/19	$10,372	$10,592	$11,369
05/19	$10,553	$10,738	$11,553
06/19	$10,604	$10,778	$11,614
07/19	$10,682	$10,865	$11,687
08/19	$10,914	$11,036	$11,968
09/19	$10,808	$10,948	$11,943
10/19	$10,807	$10,968	$11,969
11/19	$10,830	$10,995	$12,015
12/19	$10,864	$11,029	$12,051
01/20	$11,098	$11,227	$12,348
02/20	$11,305	$11,371	$12,608
03/20	$10,591	$10,959	$11,222
04/20	$10,270	$10,821	$10,843
05/20	$10,638	$11,166	$11,286
06/20	$10,873	$11,258	$11,733
07/20	$11,136	$11,447	$12,051
08/20	$11,105	$11,393	$12,083
09/20	$11,066	$11,396	$12,095
10/20	$11,027	$11,362	$12,117
11/20	$11,263	$11,533	$12,408
12/20	$11,408	$11,603	$12,640
01/21	$11,523	$11,677	$12,904
02/21	$11,333	$11,492	$12,769
03/21	$11,414	$11,563	$12,907
04/21	$11,536	$11,660	$13,096
05/21	$11,631	$11,694	$13,246
06/21	$11,699	$11,727	$13,415
07/21	$11,794	$11,824	$13,576
08/21	$11,725	$11,780	$13,554
09/21	$11,593	$11,695	$13,466
10/21	$11,551	$11,661	$13,411
11/21	$11,687	$11,760	$13,587
12/21	$11,710	$11,779	$13,622
01/22	$11,343	$11,457	$13,241
02/22	$11,236	$11,416	$13,210
03/22	$10,807	$11,046	$12,733
04/22	$10,393	$10,740	$12,281
05/22	$10,528	$10,900	$12,416
06/22	$10,188	$10,721	$12,019
07/22	$10,565	$11,005	$12,468
08/22	$10,239	$10,763	$12,190
09/22	$9,638	$10,350	$11,439
10/22	$9,447	$10,264	$11,204
11/22	$10,104	$10,744	$11,857
12/22	$10,022	$10,775	$11,837
01/23	$10,475	$11,085	$12,363
02/23	$10,168	$10,834	$11,975
03/23	$10,368	$11,074	$12,161
04/23	$10,403	$11,049	$12,231
05/23	$10,331	$10,953	$12,147
06/23	$10,402	$11,063	$12,362
07/23	$10,447	$11,107	$12,443
08/23	$10,245	$10,947	$12,254
09/23	$9,844	$10,626	$11,837
10/23	$9,591	$10,536	$11,648
11/23	$10,470	$11,204	$12,551
12/23	$10,848	$11,465	$12,928
01/24	$10,854	$11,406	$12,868
02/24	$10,872	$11,421	$12,969
03/24	$10,899	$11,421	$13,123
04/24	$10,747	$11,279	$13,042
05/24	$10,784	$11,246	$13,141
06/24	$11,070	$11,418	$13,463
07/24	$11,192	$11,523	$13,610
08/24	$11,271	$11,613	$13,771
09/24	$11,449	$11,728	$13,895
10/24	$11,258	$11,557	$13,683
11/24	$11,482	$11,757	$13,977
12/24	$11,257	$11,586	$13,744
01/25	$11,284	$11,644	$13,848
02/25	$11,439	$11,759	$14,021
03/25	$11,158	$11,560	$13,857
04/25	$11,039	$11,467	$13,610
05/25	$10,927	$11,474	$13,619
06/25	$10,977	$11,546	$13,699
07/25	$10,852	$11,522	$13,493
08/25	$10,959	$11,622	$13,565
09/25	$11,378	$11,892	$13,922
10/25	$11,548	$12,039	$14,062
11/25	$11,551	$12,067	$14,117
12/25	$11,540	$12,078	$14,082
01/26	$11,627	$12,191	$14,220
02/26	$11,803	$12,343	$14,457
03/26	$11,545	$12,056	$14,183
04/26	$11,703	$12,194	$14,376
05/26	$11,789	$12,240	$14,465
06/26	$11,923	$12,358	$14,658
07/26	$11,688	$12,129	$14,436

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.70	(0.18)	1.88
Class A (including sales charges)	4.46	(0.78)	1.57
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,573,926,912
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 7,422,940
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Material Fund Change [Text Block]
C000097544
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class C
Trading Symbol	RTCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Municipal Income Fund Class C (including sales charges) ($11,189)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,047	$10,013	$10,036
09/16	$9,997	$9,964	$10,063
10/16	$9,876	$9,859	$9,938
11/16	$9,466	$9,491	$9,346
12/16	$9,537	$9,603	$9,476
01/17	$9,583	$9,666	$9,609
02/17	$9,653	$9,733	$9,838
03/17	$9,653	$9,754	$9,860
04/17	$9,725	$9,825	$9,927
05/17	$9,871	$9,981	$10,079
06/17	$9,869	$9,945	$10,057
07/17	$9,941	$10,026	$10,122
08/17	$10,037	$10,102	$10,262
09/17	$10,010	$10,051	$10,207
10/17	$10,035	$10,075	$10,235
11/17	$10,059	$10,021	$10,261
12/17	$10,158	$10,126	$10,394
01/18	$10,055	$10,007	$10,297
02/18	$10,025	$9,977	$10,304
03/18	$10,073	$10,014	$10,455
04/18	$10,019	$9,978	$10,502
05/18	$10,143	$10,092	$10,721
06/18	$10,140	$10,101	$10,775
07/18	$10,161	$10,125	$10,813
08/18	$10,158	$10,151	$10,899
09/18	$10,077	$10,086	$10,856
10/18	$9,949	$10,023	$10,720
11/18	$10,024	$10,134	$10,796
12/18	$10,132	$10,256	$10,889
01/19	$10,181	$10,333	$10,961
02/19	$10,227	$10,389	$11,021
03/19	$10,456	$10,553	$11,305
04/19	$10,503	$10,592	$11,369
05/19	$10,679	$10,738	$11,553
06/19	$10,698	$10,778	$11,614
07/19	$10,769	$10,865	$11,687
08/19	$10,997	$11,036	$11,968
09/19	$10,910	$10,948	$11,943
10/19	$10,901	$10,968	$11,969
11/19	$10,918	$10,995	$12,015
12/19	$10,945	$11,029	$12,051
01/20	$11,147	$11,227	$12,348
02/20	$11,349	$11,371	$12,608
03/20	$10,625	$10,959	$11,222
04/20	$10,296	$10,821	$10,843
05/20	$10,659	$11,166	$11,286
06/20	$10,914	$11,258	$11,733
07/20	$11,171	$11,447	$12,051
08/20	$11,107	$11,393	$12,083
09/20	$11,067	$11,396	$12,095
10/20	$11,021	$11,362	$12,117
11/20	$11,250	$11,533	$12,408
12/20	$11,387	$11,603	$12,640
01/21	$11,501	$11,677	$12,904
02/21	$11,299	$11,492	$12,769
03/21	$11,373	$11,563	$12,907
04/21	$11,487	$11,660	$13,096
05/21	$11,574	$11,694	$13,246
06/21	$11,635	$11,727	$13,415
07/21	$11,722	$11,824	$13,576
08/21	$11,646	$11,780	$13,554
09/21	$11,508	$11,695	$13,466
10/21	$11,458	$11,661	$13,411
11/21	$11,586	$11,760	$13,587
12/21	$11,601	$11,779	$13,622
01/22	$11,231	$11,457	$13,241
02/22	$11,118	$11,416	$13,210
03/22	$10,688	$11,046	$12,733
04/22	$10,272	$10,740	$12,281
05/22	$10,399	$10,900	$12,416
06/22	$10,057	$10,721	$12,019
07/22	$10,422	$11,005	$12,468
08/22	$10,095	$10,763	$12,190
09/22	$9,497	$10,350	$11,439
10/22	$9,302	$10,264	$11,204
11/22	$9,943	$10,744	$11,857
12/22	$9,856	$10,775	$11,837
01/23	$10,294	$11,085	$12,363
02/23	$9,980	$10,834	$11,975
03/23	$10,177	$11,074	$12,161
04/23	$10,205	$11,049	$12,231
05/23	$10,128	$10,953	$12,147
06/23	$10,191	$11,063	$12,362
07/23	$10,229	$11,107	$12,443
08/23	$10,025	$10,947	$12,254
09/23	$9,627	$10,626	$11,837
10/23	$9,373	$10,536	$11,648
11/23	$10,226	$11,204	$12,551
12/23	$10,588	$11,465	$12,928
01/24	$10,588	$11,406	$12,868
02/24	$10,598	$11,421	$12,969
03/24	$10,618	$11,421	$13,123
04/24	$10,463	$11,279	$13,042
05/24	$10,493	$11,246	$13,141
06/24	$10,764	$11,418	$13,463
07/24	$10,876	$11,523	$13,610
08/24	$10,946	$11,613	$13,771
09/24	$11,112	$11,728	$13,895
10/24	$10,920	$11,557	$13,683
11/24	$11,130	$11,757	$13,977
12/24	$10,898	$11,586	$13,744
01/25	$10,925	$11,644	$13,848
02/25	$11,068	$11,759	$14,021
03/25	$10,790	$11,560	$13,857
04/25	$10,668	$11,467	$13,610
05/25	$10,546	$11,474	$13,619
06/25	$10,595	$11,546	$13,699
07/25	$10,468	$11,522	$13,493
08/25	$10,564	$11,622	$13,565
09/25	$10,961	$11,892	$13,922
10/25	$11,117	$12,039	$14,062
11/25	$11,114	$12,067	$14,117
12/25	$11,096	$12,078	$14,082
01/26	$11,172	$12,191	$14,220
02/26	$11,335	$12,343	$14,457
03/26	$11,080	$12,056	$14,183
04/26	$11,225	$12,194	$14,376
05/26	$11,301	$12,240	$14,465
06/26	$11,421	$12,358	$14,658
07/26	$11,189	$12,129	$14,436

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.89	(0.92)	1.13
Class C (including sales charges)	5.89	(0.92)	1.13
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,573,926,912
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 7,422,940
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Material Fund Change [Text Block]
C000097545
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CATZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Municipal Income Fund Institutional Class ($12,362)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,055	$10,013	$10,036
09/16	$9,990	$9,964	$10,063
10/16	$9,876	$9,859	$9,938
11/16	$9,496	$9,491	$9,346
12/16	$9,576	$9,603	$9,476
01/17	$9,630	$9,666	$9,609
02/17	$9,709	$9,733	$9,838
03/17	$9,717	$9,754	$9,860
04/17	$9,797	$9,825	$9,927
05/17	$9,953	$9,981	$10,079
06/17	$9,959	$9,945	$10,057
07/17	$10,040	$10,026	$10,122
08/17	$10,147	$10,102	$10,262
09/17	$10,128	$10,051	$10,207
10/17	$10,161	$10,075	$10,235
11/17	$10,194	$10,021	$10,261
12/17	$10,303	$10,126	$10,394
01/18	$10,207	$10,007	$10,297
02/18	$10,185	$9,977	$10,304
03/18	$10,216	$10,014	$10,455
04/18	$10,196	$9,978	$10,502
05/18	$10,330	$10,092	$10,721
06/18	$10,335	$10,101	$10,775
07/18	$10,366	$10,125	$10,813
08/18	$10,371	$10,151	$10,899
09/18	$10,297	$10,086	$10,856
10/18	$10,174	$10,023	$10,720
11/18	$10,260	$10,134	$10,796
12/18	$10,379	$10,256	$10,889
01/19	$10,438	$10,333	$10,961
02/19	$10,493	$10,389	$11,021
03/19	$10,738	$10,553	$11,305
04/19	$10,795	$10,592	$11,369
05/19	$10,959	$10,738	$11,553
06/19	$11,015	$10,778	$11,614
07/19	$11,098	$10,865	$11,687
08/19	$11,342	$11,036	$11,968
09/19	$11,261	$10,948	$11,943
10/19	$11,262	$10,968	$11,969
11/19	$11,289	$10,995	$12,015
12/19	$11,299	$11,029	$12,051
01/20	$11,546	$11,227	$12,348
02/20	$11,764	$11,371	$12,608
03/20	$11,021	$10,959	$11,222
04/20	$10,688	$10,821	$10,843
05/20	$11,075	$11,166	$11,286
06/20	$11,350	$11,258	$11,733
07/20	$11,627	$11,447	$12,051
08/20	$11,570	$11,393	$12,083
09/20	$11,539	$11,396	$12,095
10/20	$11,493	$11,362	$12,117
11/20	$11,748	$11,533	$12,408
12/20	$11,902	$11,603	$12,640
01/21	$12,025	$11,677	$12,904
02/21	$11,822	$11,492	$12,769
03/21	$11,909	$11,563	$12,907
04/21	$12,046	$11,660	$13,096
05/21	$12,141	$11,694	$13,246
06/21	$12,222	$11,727	$13,415
07/21	$12,324	$11,824	$13,576
08/21	$12,255	$11,780	$13,554
09/21	$12,119	$11,695	$13,466
10/21	$12,077	$11,661	$13,411
11/21	$12,222	$11,760	$13,587
12/21	$12,241	$11,779	$13,622
01/22	$11,866	$11,457	$13,241
02/22	$11,756	$11,416	$13,210
03/22	$11,309	$11,046	$12,733
04/22	$10,877	$10,740	$12,281
05/22	$11,021	$10,900	$12,416
06/22	$10,667	$10,721	$12,019
07/22	$11,064	$11,005	$12,468
08/22	$10,725	$10,763	$12,190
09/22	$10,104	$10,350	$11,439
10/22	$9,897	$10,264	$11,204
11/22	$10,589	$10,744	$11,857
12/22	$10,513	$10,775	$11,837
01/23	$10,983	$11,085	$12,363
02/23	$10,663	$10,834	$11,975
03/23	$10,875	$11,074	$12,161
04/23	$10,914	$11,049	$12,231
05/23	$10,841	$10,953	$12,147
06/23	$10,925	$11,063	$12,362
07/23	$10,968	$11,107	$12,443
08/23	$10,757	$10,947	$12,254
09/23	$10,345	$10,626	$11,837
10/23	$10,080	$10,536	$11,648
11/23	$11,000	$11,204	$12,551
12/23	$11,401	$11,465	$12,928
01/24	$11,409	$11,406	$12,868
02/24	$11,430	$11,421	$12,969
03/24	$11,461	$11,421	$13,123
04/24	$11,303	$11,279	$13,042
05/24	$11,345	$11,246	$13,141
06/24	$11,648	$11,418	$13,463
07/24	$11,779	$11,523	$13,610
08/24	$11,865	$11,613	$13,771
09/24	$12,055	$11,728	$13,895
10/24	$11,864	$11,557	$13,683
11/24	$12,095	$11,757	$13,977
12/24	$11,860	$11,586	$13,744
01/25	$11,891	$11,644	$13,848
02/25	$12,064	$11,759	$14,021
03/25	$11,763	$11,560	$13,857
04/25	$11,638	$11,467	$13,610
05/25	$11,523	$11,474	$13,619
06/25	$11,578	$11,546	$13,699
07/25	$11,449	$11,522	$13,493
08/25	$11,563	$11,622	$13,565
09/25	$12,009	$11,892	$13,922
10/25	$12,191	$12,039	$14,062
11/25	$12,197	$12,067	$14,117
12/25	$12,188	$12,078	$14,082
01/26	$12,282	$12,191	$14,220
02/26	$12,471	$12,343	$14,457
03/26	$12,200	$12,056	$14,183
04/26	$12,370	$12,194	$14,376
05/26	$12,464	$12,240	$14,465
06/26	$12,608	$12,358	$14,658
07/26	$12,362	$12,129	$14,436

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.97	0.06	2.14
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,573,926,912
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 7,422,940
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Material Fund Change [Text Block]
C000136872
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Municipal Income Fund Institutional 2 Class ($12,369)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,055	$10,013	$10,036
09/16	$10,013	$9,964	$10,063
10/16	$9,900	$9,859	$9,938
11/16	$9,496	$9,491	$9,346
12/16	$9,576	$9,603	$9,476
01/17	$9,631	$9,666	$9,609
02/17	$9,710	$9,733	$9,838
03/17	$9,742	$9,754	$9,860
04/17	$9,798	$9,825	$9,927
05/17	$9,954	$9,981	$10,079
06/17	$9,960	$9,945	$10,057
07/17	$10,041	$10,026	$10,122
08/17	$10,147	$10,102	$10,262
09/17	$10,128	$10,051	$10,207
10/17	$10,161	$10,075	$10,235
11/17	$10,194	$10,021	$10,261
12/17	$10,303	$10,126	$10,394
01/18	$10,232	$10,007	$10,297
02/18	$10,184	$9,977	$10,304
03/18	$10,215	$10,014	$10,455
04/18	$10,195	$9,978	$10,502
05/18	$10,329	$10,092	$10,721
06/18	$10,335	$10,101	$10,775
07/18	$10,365	$10,125	$10,813
08/18	$10,371	$10,151	$10,899
09/18	$10,297	$10,086	$10,856
10/18	$10,174	$10,023	$10,720
11/18	$10,259	$10,134	$10,796
12/18	$10,379	$10,256	$10,889
01/19	$10,411	$10,333	$10,961
02/19	$10,493	$10,389	$11,021
03/19	$10,738	$10,553	$11,305
04/19	$10,794	$10,592	$11,369
05/19	$10,959	$10,738	$11,553
06/19	$11,015	$10,778	$11,614
07/19	$11,098	$10,865	$11,687
08/19	$11,343	$11,036	$11,968
09/19	$11,261	$10,948	$11,943
10/19	$11,262	$10,968	$11,969
11/19	$11,262	$10,995	$12,015
12/19	$11,299	$11,029	$12,051
01/20	$11,546	$11,227	$12,348
02/20	$11,764	$11,371	$12,608
03/20	$11,021	$10,959	$11,222
04/20	$10,689	$10,821	$10,843
05/20	$11,076	$11,166	$11,286
06/20	$11,351	$11,258	$11,733
07/20	$11,628	$11,447	$12,051
08/20	$11,571	$11,393	$12,083
09/20	$11,540	$11,396	$12,095
10/20	$11,501	$11,362	$12,117
11/20	$11,750	$11,533	$12,408
12/20	$11,904	$11,603	$12,640
01/21	$12,027	$11,677	$12,904
02/21	$11,831	$11,492	$12,769
03/21	$11,919	$11,563	$12,907
04/21	$12,049	$11,660	$13,096
05/21	$12,151	$11,694	$13,246
06/21	$12,224	$11,727	$13,415
07/21	$12,327	$11,824	$13,576
08/21	$12,257	$11,780	$13,554
09/21	$12,122	$11,695	$13,466
10/21	$12,080	$11,661	$13,411
11/21	$12,225	$11,760	$13,587
12/21	$12,251	$11,779	$13,622
01/22	$11,869	$11,457	$13,241
02/22	$11,759	$11,416	$13,210
03/22	$11,313	$11,046	$12,733
04/22	$10,880	$10,740	$12,281
05/22	$11,024	$10,900	$12,416
06/22	$10,677	$10,721	$12,019
07/22	$11,067	$11,005	$12,468
08/22	$10,728	$10,763	$12,190
09/22	$10,107	$10,350	$11,439
10/22	$9,907	$10,264	$11,204
11/22	$10,600	$10,744	$11,857
12/22	$10,516	$10,775	$11,837
01/23	$10,987	$11,085	$12,363
02/23	$10,666	$10,834	$11,975
03/23	$10,879	$11,074	$12,161
04/23	$10,918	$11,049	$12,231
05/23	$10,844	$10,953	$12,147
06/23	$10,929	$11,063	$12,362
07/23	$10,972	$11,107	$12,443
08/23	$10,761	$10,947	$12,254
09/23	$10,349	$10,626	$11,837
10/23	$10,084	$10,536	$11,648
11/23	$11,012	$11,204	$12,551
12/23	$11,406	$11,465	$12,928
01/24	$11,414	$11,406	$12,868
02/24	$11,443	$11,421	$12,969
03/24	$11,466	$11,421	$13,123
04/24	$11,316	$11,279	$13,042
05/24	$11,350	$11,246	$13,141
06/24	$11,661	$11,418	$13,463
07/24	$11,785	$11,523	$13,610
08/24	$11,871	$11,613	$13,771
09/24	$12,069	$11,728	$13,895
10/24	$11,869	$11,557	$13,683
11/24	$12,100	$11,757	$13,977
12/24	$11,865	$11,586	$13,744
01/25	$11,905	$11,644	$13,848
02/25	$12,070	$11,759	$14,021
03/25	$11,776	$11,560	$13,857
04/25	$11,652	$11,467	$13,610
05/25	$11,529	$11,474	$13,619
06/25	$11,583	$11,546	$13,699
07/25	$11,462	$11,522	$13,493
08/25	$11,569	$11,622	$13,565
09/25	$12,015	$11,892	$13,922
10/25	$12,197	$12,039	$14,062
11/25	$12,203	$12,067	$14,117
12/25	$12,195	$12,078	$14,082
01/26	$12,289	$12,191	$14,220
02/26	$12,478	$12,343	$14,457
03/26	$12,207	$12,056	$14,183
04/26	$12,377	$12,194	$14,376
05/26	$12,471	$12,240	$14,465
06/26	$12,615	$12,358	$14,658
07/26	$12,369	$12,129	$14,436

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.91	0.07	2.15
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,573,926,912
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 7,422,940
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Material Fund Change [Text Block]
C000175787
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CATYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Municipal Income Fund Institutional 3 Class ($12,390)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,053	$10,013	$10,036
09/16	$9,986	$9,964	$10,063
10/16	$9,870	$9,859	$9,938
11/16	$9,490	$9,491	$9,346
12/16	$9,567	$9,603	$9,476
01/17	$9,620	$9,666	$9,609
02/17	$9,696	$9,733	$9,838
03/17	$9,727	$9,754	$9,860
04/17	$9,783	$9,825	$9,927
05/17	$9,939	$9,981	$10,079
06/17	$9,945	$9,945	$10,057
07/17	$10,026	$10,026	$10,122
08/17	$10,133	$10,102	$10,262
09/17	$10,089	$10,051	$10,207
10/17	$10,122	$10,075	$10,235
11/17	$10,155	$10,021	$10,261
12/17	$10,290	$10,126	$10,394
01/18	$10,195	$10,007	$10,297
02/18	$10,147	$9,977	$10,304
03/18	$10,204	$10,014	$10,455
04/18	$10,184	$9,978	$10,502
05/18	$10,319	$10,092	$10,721
06/18	$10,324	$10,101	$10,775
07/18	$10,330	$10,125	$10,813
08/18	$10,335	$10,151	$10,899
09/18	$10,262	$10,086	$10,856
10/18	$10,166	$10,023	$10,720
11/18	$10,252	$10,134	$10,796
12/18	$10,372	$10,256	$10,889
01/19	$10,405	$10,333	$10,961
02/19	$10,487	$10,389	$11,021
03/19	$10,705	$10,553	$11,305
04/19	$10,762	$10,592	$11,369
05/19	$10,953	$10,738	$11,553
06/19	$11,009	$10,778	$11,614
07/19	$11,092	$10,865	$11,687
08/19	$11,310	$11,036	$11,968
09/19	$11,229	$10,948	$11,943
10/19	$11,230	$10,968	$11,969
11/19	$11,258	$10,995	$12,015
12/19	$11,296	$11,029	$12,051
01/20	$11,543	$11,227	$12,348
02/20	$11,761	$11,371	$12,608
03/20	$11,020	$10,959	$11,222
04/20	$10,661	$10,821	$10,843
05/20	$11,075	$11,166	$11,286
06/20	$11,323	$11,258	$11,733
07/20	$11,600	$11,447	$12,051
08/20	$11,571	$11,393	$12,083
09/20	$11,526	$11,396	$12,095
10/20	$11,488	$11,362	$12,117
11/20	$11,744	$11,533	$12,408
12/20	$11,891	$11,603	$12,640
01/21	$12,021	$11,677	$12,904
02/21	$11,819	$11,492	$12,769
03/21	$11,907	$11,563	$12,907
04/21	$12,044	$11,660	$13,096
05/21	$12,140	$11,694	$13,246
06/21	$12,221	$11,727	$13,415
07/21	$12,324	$11,824	$13,576
08/21	$12,248	$11,780	$13,554
09/21	$12,120	$11,695	$13,466
10/21	$12,072	$11,661	$13,411
11/21	$12,224	$11,760	$13,587
12/21	$12,244	$11,779	$13,622
01/22	$11,870	$11,457	$13,241
02/22	$11,754	$11,416	$13,210
03/22	$11,308	$11,046	$12,733
04/22	$10,884	$10,740	$12,281
05/22	$11,021	$10,900	$12,416
06/22	$10,676	$10,721	$12,019
07/22	$11,065	$11,005	$12,468
08/22	$10,727	$10,763	$12,190
09/22	$10,107	$10,350	$11,439
10/22	$9,909	$10,264	$11,204
11/22	$10,601	$10,744	$11,857
12/22	$10,518	$10,775	$11,837
01/23	$10,995	$11,085	$12,363
02/23	$10,668	$10,834	$11,975
03/23	$10,881	$11,074	$12,161
04/23	$10,920	$11,049	$12,231
05/23	$10,855	$10,953	$12,147
06/23	$10,932	$11,063	$12,362
07/23	$10,975	$11,107	$12,443
08/23	$10,773	$10,947	$12,254
09/23	$10,354	$10,626	$11,837
10/23	$10,090	$10,536	$11,648
11/23	$11,018	$11,204	$12,551
12/23	$11,419	$11,465	$12,928
01/24	$11,428	$11,406	$12,868
02/24	$11,449	$11,421	$12,969
03/24	$11,480	$11,421	$13,123
04/24	$11,323	$11,279	$13,042
05/24	$11,358	$11,246	$13,141
06/24	$11,669	$11,418	$13,463
07/24	$11,793	$11,523	$13,610
08/24	$11,880	$11,613	$13,771
09/24	$12,079	$11,728	$13,895
10/24	$11,880	$11,557	$13,683
11/24	$12,111	$11,757	$13,977
12/24	$11,876	$11,586	$13,744
01/25	$11,917	$11,644	$13,848
02/25	$12,082	$11,759	$14,021
03/25	$11,789	$11,560	$13,857
04/25	$11,666	$11,467	$13,610
05/25	$11,543	$11,474	$13,619
06/25	$11,598	$11,546	$13,699
07/25	$11,478	$11,522	$13,493
08/25	$11,585	$11,622	$13,565
09/25	$12,031	$11,892	$13,922
10/25	$12,214	$12,039	$14,062
11/25	$12,221	$12,067	$14,117
12/25	$12,221	$12,078	$14,082
01/26	$12,307	$12,191	$14,220
02/26	$12,497	$12,343	$14,457
03/26	$12,226	$12,056	$14,183
04/26	$12,406	$12,194	$14,376
05/26	$12,492	$12,240	$14,465
06/26	$12,645	$12,358	$14,658
07/26	$12,390	$12,129	$14,436

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	7.95	0.11	2.17
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,573,926,912
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 7,422,940
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Material Fund Change [Text Block]
C000253701
Shareholder Report [Line Items]
Fund Name	Columbia Strategic Municipal Income Fund
Class Name	Class S
Trading Symbol	CATSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in special tax, utilities, housing and continuing care retirement communities (CCRC) contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco bonds detracted from relative performance.

Sector allocation | While sector allocation during the period was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Strategic Municipal Income Fund Class S ($12,104)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg High Yield Municipal Bond Index ($14,436)
07/16	$10,000	$10,000	$10,000
08/16	$10,053	$10,013	$10,036
09/16	$9,986	$9,964	$10,063
10/16	$9,870	$9,859	$9,938
11/16	$9,490	$9,491	$9,346
12/16	$9,567	$9,603	$9,476
01/17	$9,620	$9,666	$9,609
02/17	$9,696	$9,733	$9,838
03/17	$9,702	$9,754	$9,860
04/17	$9,779	$9,825	$9,927
05/17	$9,932	$9,981	$10,079
06/17	$9,937	$9,945	$10,057
07/17	$9,991	$10,026	$10,122
08/17	$10,119	$10,102	$10,262
09/17	$10,098	$10,051	$10,207
10/17	$10,104	$10,075	$10,235
11/17	$10,135	$10,021	$10,261
12/17	$10,266	$10,126	$10,394
01/18	$10,169	$10,007	$10,297
02/18	$10,119	$9,977	$10,304
03/18	$10,174	$10,014	$10,455
04/18	$10,151	$9,978	$10,502
05/18	$10,283	$10,092	$10,721
06/18	$10,286	$10,101	$10,775
07/18	$10,288	$10,125	$10,813
08/18	$10,317	$10,151	$10,899
09/18	$10,242	$10,086	$10,856
10/18	$10,118	$10,023	$10,720
11/18	$10,201	$10,134	$10,796
12/18	$10,317	$10,256	$10,889
01/19	$10,347	$10,333	$10,961
02/19	$10,426	$10,389	$11,021
03/19	$10,640	$10,553	$11,305
04/19	$10,694	$10,592	$11,369
05/19	$10,881	$10,738	$11,553
06/19	$10,934	$10,778	$11,614
07/19	$11,014	$10,865	$11,687
08/19	$11,254	$11,036	$11,968
09/19	$11,144	$10,948	$11,943
10/19	$11,143	$10,968	$11,969
11/19	$11,167	$10,995	$12,015
12/19	$11,201	$11,029	$12,051
01/20	$11,443	$11,227	$12,348
02/20	$11,657	$11,371	$12,608
03/20	$10,920	$10,959	$11,222
04/20	$10,589	$10,821	$10,843
05/20	$10,969	$11,166	$11,286
06/20	$11,211	$11,258	$11,733
07/20	$11,482	$11,447	$12,051
08/20	$11,451	$11,393	$12,083
09/20	$11,411	$11,396	$12,095
10/20	$11,370	$11,362	$12,117
11/20	$11,613	$11,533	$12,408
12/20	$11,762	$11,603	$12,640
01/21	$11,881	$11,677	$12,904
02/21	$11,685	$11,492	$12,769
03/21	$11,769	$11,563	$12,907
04/21	$11,895	$11,660	$13,096
05/21	$11,993	$11,694	$13,246
06/21	$12,063	$11,727	$13,415
07/21	$12,161	$11,824	$13,576
08/21	$12,090	$11,780	$13,554
09/21	$11,954	$11,695	$13,466
10/21	$11,910	$11,661	$13,411
11/21	$12,050	$11,760	$13,587
12/21	$12,074	$11,779	$13,622
01/22	$11,695	$11,457	$13,241
02/22	$11,585	$11,416	$13,210
03/22	$11,143	$11,046	$12,733
04/22	$10,716	$10,740	$12,281
05/22	$10,855	$10,900	$12,416
06/22	$10,505	$10,721	$12,019
07/22	$10,893	$11,005	$12,468
08/22	$10,558	$10,763	$12,190
09/22	$9,938	$10,350	$11,439
10/22	$9,740	$10,264	$11,204
11/22	$10,419	$10,744	$11,857
12/22	$10,334	$10,775	$11,837
01/23	$10,801	$11,085	$12,363
02/23	$10,484	$10,834	$11,975
03/23	$10,690	$11,074	$12,161
04/23	$10,726	$11,049	$12,231
05/23	$10,652	$10,953	$12,147
06/23	$10,725	$11,063	$12,362
07/23	$10,772	$11,107	$12,443
08/23	$10,563	$10,947	$12,254
09/23	$10,151	$10,626	$11,837
10/23	$9,889	$10,536	$11,648
11/23	$10,796	$11,204	$12,551
12/23	$11,186	$11,465	$12,928
01/24	$11,192	$11,406	$12,868
02/24	$11,210	$11,421	$12,969
03/24	$11,238	$11,421	$13,123
04/24	$11,081	$11,279	$13,042
05/24	$11,120	$11,246	$13,141
06/24	$11,414	$11,418	$13,463
07/24	$11,540	$11,523	$13,610
08/24	$11,622	$11,613	$13,771
09/24	$11,805	$11,728	$13,895
10/24	$11,617	$11,557	$13,683
11/24	$11,843	$11,757	$13,977
12/24	$11,613	$11,586	$13,744
01/25	$11,643	$11,644	$13,848
02/25	$11,813	$11,759	$14,021
03/25	$11,518	$11,560	$13,857
04/25	$11,396	$11,467	$13,610
05/25	$11,283	$11,474	$13,619
06/25	$11,337	$11,546	$13,699
07/25	$11,218	$11,522	$13,493
08/25	$11,322	$11,622	$13,565
09/25	$11,759	$11,892	$13,922
10/25	$11,937	$12,039	$14,062
11/25	$11,943	$12,067	$14,117
12/25	$11,934	$12,078	$14,082
01/26	$12,026	$12,191	$14,220
02/26	$12,211	$12,343	$14,457
03/26	$11,946	$12,056	$14,183
04/26	$12,113	$12,194	$14,376
05/26	$12,204	$12,240	$14,465
06/26	$12,345	$12,358	$14,658
07/26	$12,104	$12,129	$14,436

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	7.90	(0.09)	1.93
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg High Yield Municipal Bond Index	6.99	1.24	3.74

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,573,926,912
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 7,422,940
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,573,926,912
Total number of portfolio holdings	475
Management services fees (represents 0.47% of Fund average net assets)	$7,422,940
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.2%
Texas	10.6%
Illinois	8.0%
Alabama	5.6%
Puerto Rico	5.2%
California	5.1%
New Jersey	4.9%
Michigan	4.2%
Pennsylvania	4.2%
Wisconsin	4.2%

Asset Categories

Table Summary
Municipal Bonds	95.2%
Floating Rate Notes	2.5%
Money Market Funds	2.0%
Other	0.2%

Material Fund Change [Text Block]